  As filed with the Securities and Exchange Commission on September 27, 2002.


                                            1933 Act Registration No. 333-16615
                                            1940 Act Registration No. 811-07751
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933                 [_]

                     Pre-Effective Amendment No.              [_]

                     Post-Effective Amendment No. _7          [X]

                                and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940         [_]

                     Amendment No. _7                         [X]


                       (Check appropriate box or boxes)

                               -----------------

                          Nuveen Multistate Trust IV
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive,              60606
                 Chicago, Illinois
               (Address of Principal           (Zip Code)
                 Executive Office)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


             Gifford R. Zimmerman, Esq.      With a copy to:
                Vice President and          Thomas S. Harman
                     Secretary          Morgan Lewis & Bockius LLP
               333 West Wacker Drive    1111 Pennsylvania Avenue,
              Chicago, Illinois 60606             N.W.
               (Name and Address of      Washington, D.C. 20004
                Agent for Service)




[X] Immediately upon filing pursuant to paragraph (b)     [_] on (date) pursuant to paragraph (a)(1)

[_] on           pursuant to paragraph (b)                [_] 75 days after filing pursuant to paragraph (a)(2)

[_] 60 days after filing pursuant to paragraph (a)(1)     [_] on (date) pursuant to paragraph (a)(2) of Rule
                                                              485.


If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16615

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07751

   This Registration Statement comprises the following papers and contents:

 The Facing Sheet

 Part A-The Prospectus For:

  Nuveen Kansas Municipal Bond Fund

  Nuveen Kentucky Municipal Bond Fund

  Nuveen Michigan Municipal Bond Fund

  Nuveen Missouri Municipal Bond Fund

  Nuveen Ohio Municipal Bond Fund

  Nuveen Wisconsin Municipal Bond Fund

 Part B-The Statement of Additional Information

 Copy of the Annual Report to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

 Part C-Other Information

 Signatures

 Index to Exhibits

 Exhibits

                                                                  NUVEEN
                                                                     Investments
--------------------------------------------------------------------------------
Municipal Bond
Funds

                     P R O S P E C T U S   S E P T E M B E R  2 7, 2 0 0 2

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

                      Kansas
                      Kentucky
                      Michigan
                      Missouri
                      Ohio
                      Wisconsin


                      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

[GRAPHIC] Investment Strategy

[GRAPHIC] Risks

[GRAPHIC] Fees, Charges and Expenses

[GRAPHIC] Shareholder Instructions

[GRAPHIC] Performance and Current Portfolio Information


                                Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                                   1
--------------------------------------------------------------------------------
Nuveen Kansas Municipal Bond Fund                                              2
--------------------------------------------------------------------------------
Nuveen Kentucky Municipal Bond Fund                                            4
--------------------------------------------------------------------------------
Nuveen Michigan Municipal Bond Fund                                            6
--------------------------------------------------------------------------------
Nuveen Missouri Municipal Bond Fund                                            8
--------------------------------------------------------------------------------
Nuveen Ohio Municipal Bond Fund                                               10
--------------------------------------------------------------------------------
Nuveen Wisconsin Municipal Bond Fund                                          12
--------------------------------------------------------------------------------

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         14
--------------------------------------------------------------------------------
What Securities We Invest In                                                  15
--------------------------------------------------------------------------------
How We Select Investments                                                     17
--------------------------------------------------------------------------------
What the Risks Are                                                            17
--------------------------------------------------------------------------------
How We Manage Risk                                                            18
--------------------------------------------------------------------------------

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   19
--------------------------------------------------------------------------------
How to Reduce Your Sales Charge                                               20
--------------------------------------------------------------------------------
How to Buy Shares                                                             21
--------------------------------------------------------------------------------
Systematic Investing                                                          21
--------------------------------------------------------------------------------
Systematic Withdrawal                                                         22
--------------------------------------------------------------------------------
Special Services                                                              23
--------------------------------------------------------------------------------
How to Sell Shares                                                            24
--------------------------------------------------------------------------------

Section 4  General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            26
--------------------------------------------------------------------------------
Distribution and Service Plans                                                27
--------------------------------------------------------------------------------
Net Asset Value                                                               28
--------------------------------------------------------------------------------
Fund Service Providers                                                        28
--------------------------------------------------------------------------------

Section 5  Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      29
--------------------------------------------------------------------------------

Appendix   Additional State Information                                       35
--------------------------------------------------------------------------------

                                                             September 27, 2002


Section 1  The Funds

                       Nuveen Kansas Municipal Bond Fund
                       Nuveen Kentucky Municipal Bond Fund
                       Nuveen Michigan Municipal Bond Fund
                       Nuveen Missouri Municipal Bond Fund
                       Nuveen Ohio Municipal Bond Fund
                       Nuveen Wisconsin Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE       NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Kansas Municipal Bond Fund

Fund Overview


Investment Objective
                                    [GRAPHIC]


The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kansas bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past nine years as well as average annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past nine years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993     14.1%
                             1994     -8.3%
                             1995     17.7%
                             1996      3.4%
                             1997      9.7%
                             1998      6.2%
                             1999     -5.8%
                             2000     11.4%
                             2001      4.9%


Section 1  The Funds

During the nine years ended December 31, 2001, the highest and lowest quarterly returns were 6.96% and -7.73%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
                                          ............................
                                           1                 Since
               Class Returns Before Taxes Year    5 Year   Inception
               -------------------------------------------------------
               Class A (Offer)             .48%   4.20%      5.56%
               Class B                     .08%   4.03%      5.43%
               Class C                    4.37%   4.57%      5.57%
               Class R                    5.15%   5.41%      6.18%
               -------------------------------------------------------
               Class A (Offer) Returns:
                 After Taxes on
                   Distrubutions           .48%   4.20%      5.53%
                 After Taxes on
                   Distribution and
                   Sale of Shares         2.23%   4.35%      5.51%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/  5.13%   5.98%      6.66%
               Lipper Peer Group/3/       4.66%   4.78%      5.79%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

         Share Class                       A         B       C     R/5/
         --------------------------------------------------------------
         Maximum Sales Charge Imposed
         on Purchases                 4.20%/6/    None    None     None
         ..............................................................
         Maximum Sales Charge Imposed
         on Reinvested Dividends          None    None    None     None
         ..............................................................
         Exchange Fees                    None    None    None     None
         ..............................................................
         Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/ None
         ..............................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.34%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kansas Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           .........................................................
           Other Expenses                      .15%  .15%  .14% .15%
           .........................................................
           Total Annual Fund Operating
           Expenses--Gross+                    .90% 1.65% 1.44% .70%
           .........................................................



           +After Expense Reimbursements
           .........................................................
           Expense Reimbursements        (.01%) (.01%) (.01%) (.01%)
           .........................................................
           Total Annual Fund Operating
           Expenses--Net                  .89%  1.64%  1.43%   .69%
           .........................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  508 $  568 $  147 $ 72 $  508 $  168 $  147 $ 72
        ...............................................................
         3 Years    $  695 $  820 $  456 $224 $  695 $  520 $  456 $224
        ...............................................................
         5 Years    $  898 $  997 $  787 $390 $  898 $  897 $  787 $390
        ...............................................................
         10 Years   $1,481 $1,754 $1,724 $871 $1,481 $1,754 $1,724 $871
        ...............................................................




 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN KENTUCKY MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kentucky bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.




 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992      9.3%
                             1993     12.3%
                             1994     -5.4%
                             1995     17.3%
                             1996      3.9%
                             1997      9.1%
                             1998      6.9%
                             1999     -4.4%
                             2000     10.1%
                             2001      4.8%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 7.13% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
                                          ............................
               Class Returns Before Taxes  1 Year   5 Year   10 Year
               -------------------------------------------------------
                Class A (Offer)            .46%     3.94%     5.54%
                Class B                    .07%     3.91%     5.47%
                Class C                   4.26%     4.26%     5.41%
                Class R                   5.01%     5.01%     6.08%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           .46%     3.91%     5.52%
                 After Taxes on
                   Distributions and
                   Sales of Shares        2.21%     4.15%     5.55%
               -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index2   5.13%     5.98%     6.63%
                Lipper Peer Group3        3.91%     4.60%     5.79%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          Exchange Fees                 None    None    None     None
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None

 1. Class A total returns reflect actual performance for all periods; Class
    B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of

   Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.18%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kentucky Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .11%  .10%  .11% .11%
           Total Annual Fund Operating
           Expenses--Gross+                    .85% 1.59% 1.40% .65%



           +After Expense Reimbursements
           Expense Reimbursements        (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund
           Operating Expenses--Net         .84%  1.58%  1.39%   .64%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  503 $  562 $  143 $ 66 $  503 $  162 $  143 $ 66

         3 Years    $  680 $  802 $  443 $208 $  680 $  502 $  443 $208
         5 Years    $  872 $  966 $  766 $362 $  872 $  866 $  766 $362
         10 Years   $1,425 $1,691 $1,680 $810 $1,425 $1,691 $1,680 $810


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN MICHIGAN MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Michigan bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992      9.6%
                             1993     12.0%
                             1994     -5.0%
                             1995     16.3%
                             1996      3.8%
                             1997      8.9%
                             1998      5.6%
                             1999     -5.0%
                             2000     10.4%
                             2001      5.9%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.10% and -5.31%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            1.40%     4.11%     5.57%
                Class B                    1.15%     4.09%     5.52%
                Class C                    5.35%     4.45%     5.41%
                Class R                    6.12%     5.21%     6.13%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           1.36%     4.04%     5.52%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.82%     4.28%     5.55%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.61%     4.88%     5.81%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          ...........................................................
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          ...........................................................
          Exchange Fees                 None    None    None     None
          ...........................................................
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None
          ...........................................................

 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of

   Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.23%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           .........................................................
           Other Expenses                      .13%  .13%  .13% .13%
           .........................................................
           Total Annual Fund Operating
           Expenses                            .87% 1.62% 1.42% .67%
           .........................................................




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  505 $  565 $  145 $ 68 $  505 $  165 $  145 $ 68
        ...............................................................
         3 Years    $  686 $  811 $  449 $214 $  686 $  511 $  449 $214
        ...............................................................
         5 Years    $  882 $  981 $  776 $373 $  882 $  881 $  776 $373
        ...............................................................
         10 Years   $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835
        ...............................................................


 3. Peer Group returns reflect the performance of the Lipper Michigan Municipal Debt Index, a managed Index that represents the average annualized returns of the 30 largest funds in the Lipper Michigan Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                      NUVEEN MISSOURI MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Missouri bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992      9.0%
                             1993     13.5%
                             1994     -6.1%
                             1995     16.3%
                             1996      3.9%
                             1997      9.4%
                             1998      5.8%
                             1999     -4.3%
                             2000     10.0%
                             2001      5.4%

Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.61% and -5.65%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            .98%      4.21%     5.61%
                Class B                    .60%      4.15%     5.54%
                Class C                    4.73%     4.53%     5.47%
                Class R                    5.58%     5.30%     6.16%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           .98%      4.21%     5.58%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.61%     4.38%     5.58%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.13%     5.98%     6.63%
                Lipper Peer Group/3/       4.20%     4.91%     5.81%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.87%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Missouri Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           Other Expenses                      .13%  .13%  .12% .13%
           Total Annual Fund Operating
           Expenses--Gross+                    .87% 1.62% 1.41% .67%



            +After Expense Reimbursements
            Expense Reimbursements          (.01%) (.01%)   --% (.01%)
            Total Annual Fund Operating
            Expenses--Net                    .86%  1.61%  1.41%  .66%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  505 $  565 $  144 $ 68 $  505 $  165 $  144 $ 68
         3 Years    $  686 $  811 $  446 $214 $  686 $  511 $  446 $214
         5 Years    $  882 $  981 $  771 $373 $  882 $  881 $  771 $373
         10 Years   $1,448 $1,721 $1,691 $835 $1,448 $1,721 $1,691 $835


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                        NUVEEN OHIO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Ohio bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed





The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.




 Total Returns/1/


                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1992      8.5%
                             1993     11.6%
                             1994     -4.6%
                             1995     15.5%
                             1996      3.3%
                             1997      8.3%
                             1998      5.8%
                             1999     -4.3%
                             2000     10.4%
                             2001      3.8%


Section 1  The Funds

During the ten years ended December 31, 2001, the highest and lowest quarterly returns were 6.05% and -4.69%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2001
                                          ............................
                Class Returns Before
                Taxes                     1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           (.54%)    3.77%     5.18%
                Class B                   (.91%)    3.72%     5.11%
                Class C                   3.26%     4.10%     5.06%
                Class R                   3.94%     4.86%     5.73%
                ------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions         (.54%)    3.73%     5.16%
                  After Taxes on
                    Distributions and
                    Sale of Shares        1.59%     4.02%     5.24%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 5.13%     5.98%     6.63%
                Lipper Peer Group/3/      4.43%     5.07%     6.02%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 3.92%.


 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .53%  .53%  .53% .53%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           .........................................................
           Other Expenses                      .13%  .13%  .13% .13%
           .........................................................
           Total Annual Fund Operating
           Expenses                            .86% 1.61% 1.41% .66%
           .........................................................




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
        ...............................................................
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
        ...............................................................
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
        ...............................................................
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822
        ...............................................................








 3. Peer Group returns reflect the performance of the Lipper Ohio Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Ohio Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                     NUVEEN WISCONSIN MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.


The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Wisconsin bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past seven years as well as average annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2001. This information is intended to help you assess the variability of fund returns over the past seven years (and consequently, the potential rewards and risks of a fund investment).



Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Return after taxes on distributions and sale of shares assume you sold you shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.



Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.



Past performance does not necessarily indicate future performance.


 Total Returns/1/



                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1995     17.2%
                             1996      2.5%
                             1997      9.4%
                             1998      6.6%
                             1999     -6.8%
                             2000     13.3%
                             2001      4.3%


Section 1  The Funds

During the seven years ended December 31, 2001, the highest and lowest quarterly returns were 6.57% and -2.64%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2001
                                          ............................
                                                              Since
               Class Returns Before Taxes 1 Year   5 Year   Inception
               -------------------------------------------------------
               Class A (Offer)            (.12%)   4.23%      4.90%
               Class B                    (.46%)   4.23%      4.82%
               Class C                     3.72%   4.60%      5.02%
               Class R                     4.47%   5.39%      5.67%
               -------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions           (.12%)   4.22%      4.89%
                After Taxes on
                  Distributions and
                  Sale of Shares           1.63%   4.31%      4.89%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/   5.13%   5.98%      6.55%
               Lipper Peer Group/3/        4.32%   4.80%      5.37%


What are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

Share Class                                                     A        B       C     R/5/
-------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                    4.20%/6/ None    None     None
............................................................................................
Maximum Sales Charge Imposed on Reinvested Dividends          None    None    None     None
............................................................................................
Exchange Fees                                                 None    None    None     None
............................................................................................
Deferred Sales Charge/7/                                      None/8/   5%/9/   1%/10/ None
............................................................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/02 was 4.57%

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


Share Class                                                   A     B     C    R
----------------------------------------------------------------------------------
Management Fees                                              .55%  .55%  .55% .55%
...................................................................................
12b-1 Distribution and Service Fees                          .20%  .95%  .75%  --%
...................................................................................
Other Expenses                                               .18%  .18%  .21% .18%
...................................................................................
Total Annual Fund Operating Expenses--Gross+                 .93% 1.68% 1.51% .73%
...................................................................................



+After Expense Reimbursement
.........................................................................................
Expense Reimbursements                                       (.01%) (.01%) (.02%) (.01%)
.........................................................................................
Total Annual Fund Operating Expenses--Net                     .92%  1.67%  1.49%   .72%
.........................................................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                          Redemption                                           No Redemption
Share Class          A             B             C            R            A             B             C            R
------------------------------------------------------------------------------------------------------------------------------
 1 Year            $  511        $  571        $  154        $ 75        $  511        $  171        $  154        $ 75
...............................................................................................................................
 3 Years           $  704        $  830        $  477        $233        $  704        $  530        $  477        $233
...............................................................................................................................
 5 Years           $  913        $1,013        $  824        $406        $  913        $  913        $  824        $406
...............................................................................................................................
 10 Years          $1,515        $1,788        $1,802        $906        $1,515        $1,788        $1,802        $906
...............................................................................................................................


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.


                       The NIM advisers are wholly owned subsidiaries of The John Nuveen Company. Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $82.9 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.





                       J. Thomas Futrell is the portfolio manager for the Kansas, Michigan, Missouri and Wisconsin Funds. Mr. Futrell, a Vice President of Nuveen Advisory, has been a portfolio manager for Nuveen Advisor for Nuveen Advisory since 1986, and he currently manages investments for twenty-eight Nuveen-sponsored investment companies.



                       Richard A. Huber has been the portfolio manager for the Kentucky and Ohio Funds since March 2001. Since 1987, Mr Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for ten Nuveen-sponsored investment companies.


Section 2  How We Manage Your Money

                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                   .........................................
                   Nuveen Kansas Municipal Bond Fund    .55%
                   .........................................
                   Nuveen Kentucky Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Michigan Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Missouri Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Ohio Municipal Bond Fund      .53%
                   .........................................
                   Nuveen Wisconsin Municipal Bond Fund .55%
                   .........................................


             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen

                                            Section 2  How We Manage Your Money

                       Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds


                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes. The Michigan and Ohio Funds may not invest more than 20% of their net assets in these territorial municipal bonds.


                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments


                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.


                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                                            Section 2  How We Manage Your Money

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Kansas, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds, which are diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        .  10% in borrowings (33% if used to meet redemptions).

                       As diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of their assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class B Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                     Sales Charge as % of  Sales Charge as % of
Amount of Purchase                                                   Public Offering Price Net Amount Invested
 Less than $50,000                                                           4.20%                4.38%
.....................................................................
 $50,000 but less than $100,000                                              4.00%                4.18%
.....................................................................
 $100,000 but less than $250,000                                             3.50%                3.63%
.....................................................................
 $250,000 but less than $500,000                                             2.50%                2.56%
.....................................................................
 $500,000 but less than $1,000,000                                           2.00%                2.04%
.....................................................................
 $1,000,000 and over                                                         --/1/                   --
.....................................................................

                                                                       Authorized Dealer
                                                                      Commission as % of
Amount of Purchase                                                   Public Offering Price
 Less than $50,000                                                           3.70%
.....................................................................
 $50,000 but less than $100,000                                              3.50%
.....................................................................
 $100,000 but less than $250,000                                             3.00%
.....................................................................
 $250,000 but less than $500,000                                             2.00%
.....................................................................
 $500,000 but less than $1,000,000                                           1.50%
.....................................................................
 $1,000,000 and over                                                         1.00%/1/
.....................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase    0-1     1-2    2-3     3-4     4-5    5-6     Over 6
              CDSC                    5%      4%      4%     3%      2%      1%      None
              ............................................................................

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined              directors of Nuveen or
.. Letter of intent         Portfolio or Exchange-      employees of
.. Group purchase           Traded Fund                 authorized dealers
                           reinvestment              . Bank trust departments
                         . Certain employees and
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       By Mail


                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



                       [Chart showing effects of
                       systematic investing and dividend reinvestment]

                       Systematic Investing Graph

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail


                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:


                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.




                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum.
The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields


                                                    To Equal a Tax-Free Yield of:
                      ........................................................................
                                                    3.00%      4.00%      5.00%      6.00%
                      Tax Bracket:                  A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------------------------
                      27.0%                         4.11%      5.48%      6.85%      8.22%
                      ........................................................................
                      30.0%                         4.29%      5.71%      7.14%      8.57%
                      ........................................................................
                      35.0%                         4.62%      6.15%      7.69%      9.23%
                      ........................................................................
                      38.6%                         4.89%      6.51%      8.14%      9.77%
                      ........................................................................


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties.
                       The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       Effective November 1, 2002, the custodian of the assets of the funds will be State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, which also will provide certain accounting services to the funds. Effective October 4, 2002, the funds' transfer, shareholder services and dividend paying agent will be Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, which will perform bookkeeping, data processing and administrative services for the maintenance of shareholder accounts. Prior to those dates, the funds' custodian is The Chase Manhattan Bank and the funds' transfer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended May 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Kansas Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  -------------------------

                                                                          Net               From
                                                                     Realized             and in
                                                                          and             Excess                 Ending
                                             Beginning        Net  Unrealized             of Net                    Net
                                             Net Asset Investment  Investment         Investment  Capital         Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains  Total  Value
------------------------------------------------------------------------------------------------------------------------

Class A (1/92)
 2002                                           $10.16       $.50       $ .10  $ .60       $(.51)     $-- $(.51) $10.25
 2001                                             9.54         51         .62   1.13        (.51)      --  (.51)  10.16
 2000                                            10.49        .50        (.96)  (.46)       (.49)      --  (.49)   9.54
 1999                                            10.60        .51        (.11)   .40        (.51)      --  (.51)  10.49
 1998                                            10.19        .52         .41    .93        (.52)      --  (.52)  10.60

Class B (2/97)
 2002                                            10.09        .42         .11    .53        (.44)      --  (.44)  10.18
 2001                                             9.48        .44         .61   1.05        (.44)      --  (.44)  10.09
 2000                                            10.43        .42        (.95)  (.53)       (.42)      --  (.42)   9.48
 1999                                            10.54        .43        (.11)   .32        (.43)      --  (.43)  10.43
 1998                                            10.13        .44         .41    .85        (.44)      --  (.44)  10.54

Class C (2/97)
 2002                                            10.17        .44         .12    .56        (.46)      --  (.46)  10.27
 2001                                             9.56        .46         .61   1.07        (.46)      --  (.46)  10.17
 2000                                            10.51        .45        (.96)  (.51)       (.44)      --  (.44)   9.56
 1999                                            10.63        .45        (.11)   .34        (.46)      --  (.46)  10.51
 1998                                            10.21        .47         .42    .89        (.47)      --  (.47)  10.63

Class R (2/97)
 2002                                            10.20        .53         .11    .64        (.54)      --  (.54)  10.30
 2001                                             9.59        .54         .60   1.14        (.53)      --  (.53)  10.20
 2000                                            10.55        .52        (.96)  (.44)       (.52)      --  (.52)   9.59
 1999                                            10.66        .54        (.11)   .43        (.54)      --  (.54)  10.55
 1998                                            10.22        .56         .43    .99        (.55)      --  (.55)  10.66
------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)     (000) Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------

Class A (1/92)
 2002                                             6.06% $ 96,411       .90%       4.90%        17%
 2001                                            12.02    91,062       .90        5.13         18
 2000                                            (4.38)   86,460      1.01        5.05         54
 1999                                             3.81   113,140       .76        4.78         27
 1998                                             9.32   102,217       .71        4.98         13

Class B (2/97)
 2002                                             5.30    10,210      1.65        4.13         17
 2001                                            11.17     6,851      1.65        4.38         18
 2000                                            (5.14)    5,361      1.77        4.31         54
 1999                                             3.07     6,497      1.51        4.03         27
 1998                                             8.57     3,238      1.45        4.22         13

Class C (2/97)
 2002                                             5.60    16,943      1.44        4.31         17
 2001                                            11.29     6,359      1.45        4.58         18
 2000                                            (4.89)    5,633      1.56        4.51         54
 1999                                             3.18     6,171      1.32        4.23         27
 1998                                             8.85     1,716      1.24        4.41         13

Class R (2/97)
 2002                                             6.38     1,475       .70        5.12         17
 2001                                            12.12     1,967       .69        5.33         18
 2000                                            (4.22)    1,360       .85        5.32         54
 1999                                             4.06       679       .59        4.97         27
 1998                                             9.84        12       .51        5.16         13
--------------------------------------------------------------------------------------------------



(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .89%, 1.64%, 1.43%, and .69% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.91%, 4.15%, 4.32% and 5.13% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Nuveen Kentucky Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net               From
                                                                     Realized             and in
                                                                          and             Excess                  Ending
                                             Beginning        Net  Unrealized             of Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (5/87)
 2002                                           $10.80       $.54       $ .12  $ .66       $(.54)   $  --  $(.54) $10.92
 2001                                            10.30        .55         .50   1.05        (.55)      --   (.55)  10.80
 2000                                            11.22        .55        (.92)  (.37)       (.55)      --   (.55)  10.30
 1999                                            11.39        .56        (.15)   .41        (.56)    (.02)  (.58)  11.22
 1998                                            11.05        .59         .38    .97        (.58)    (.05)  (.63)  11.39

Class B (2/97)
 2002                                            10.80        .46         .12    .58        (.46)      --   (.46)  10.92
 2001                                            10.30        .47         .51    .98        (.48)      --   (.48)  10.80
 2000                                            11.22        .47        (.92)  (.45)       (.47)      --   (.47)  10.30
 1999                                            11.39        .48        (.15)   .33        (.48)    (.02)  (.50)  11.22
 1998                                            11.06        .50         .38    .88        (.50)    (.05)  (.55)  11.39

Class C (10/93)
 2002                                            10.79        .48         .12    .60        (.48)      --   (.48)  10.91
 2001                                            10.29        .49         .50    .99        (.49)      --   (.49)  10.79
 2000                                            11.21        .50        (.93)  (.43)       (.49)      --   (.49)  10.29
 1999                                            11.38        .50        (.15)   .35        (.50)    (.02)  (.52)  11.21
 1998                                            11.04        .52         .39    .91        (.52)    (.05)  (.57)  11.38

Class R (2/97)
 2002                                            10.78        .57         .11    .68        (.56)      --   (.56)  10.90
 2001                                            10.27        .57         .51   1.08        (.57)      --   (.57)  10.78
 2000                                            11.20        .57        (.93)  (.36)       (.57)      --   (.57)  10.27
 1999                                            11.37        .58        (.15)   .43        (.58)    (.02)  (.60)  11.20
 1998                                            11.03        .61         .39   1.00        (.61)    (.05)  (.66)  11.37
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)     (000) Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------

Class A (5/87)
 2002                                             6.22% $407,706       .85%       4.99%        14%
 2001                                            10.40   403,793       .87        5.11         14
 2000                                            (3.27)  394,048       .96        5.23          7
 1999                                             3.66   467,127       .82        4.90         10
 1998                                             9.00   451,338       .77        5.19         12

Class B (2/97)
 2002                                             5.42    16,808      1.59        4.24         14
 2001                                             9.60    12,977      1.62        4.36         14
 2000                                            (3.99)   10,148      1.72        4.48          7
 1999                                             2.90     9,923      1.57        4.15         10
 1998                                             8.10     4,273      1.54        4.38         12

Class C (10/93)
 2002                                             5.64    40,746      1.40        4.44         14
 2001                                             9.80    35,770      1.42        4.56         14
 2000                                            (3.82)   31,078      1.51        4.68          7
 1999                                             3.12    37,246      1.37        4.36         10
 1998                                             8.43    28,630      1.33        4.63         12

Class R (2/97)
 2002                                             6.40       983       .65        5.19         14
 2001                                            10.72       889       .67        5.31         14
 2000                                            (3.18)      842       .77        5.43          7
 1999                                             3.89       839       .62        5.10         10
 1998                                             9.25       675       .58        5.37         12
--------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .84%, 1.58%, 1.39%, and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.00%, 4.25%, 4.45% and 5.20% for classes A, B, C and R, respectively.




Section 5  Financial Highlights

Nuveen Michigan Municipal Bond Fund



                                                            Investment Operations          Less Distributions
Class (Inception Date)                                 ------------------------------  --------------------------

                                                                           Net
                                                                      Realized
                                                                           and                                     Ending
                                             Beginning        Net   Unrealized                Net                     Net
                                             Net Asset Investment   Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gaina (Loss)   Total     Income    Gains   Total  Value
--------------------------------------------------------------------------------------------------------------------------

Class A (6/85)
 2002(c)                                        $11.39       $.56       $  .20  $ .76       $(.57)   $(.03) $(.60) $11.55
 2001                                            10.75        .58          .63   1.21        (.57)      --   (.57)  11.39
 2000                                            11.83        .58        (1.03)  (.45)       (.58)    (.05)  (.63)  10.75
 1999                                            12.07        .60         (.18)   .42        (.60)    (.06)  (.66)  11.83
 1998                                            11.68        .61          .42   1.03        (.61)    (.03)  (.64)  12.07

Class B (2/97)
 2002(c)                                         11.41        .48          .19    .67        (.48)    (.03)  (.51)  11.57
 2001                                            10.77        .50          .63   1.13        (.49)      --   (.49)  11.41
 2000                                            11.85        .50        (1.03)  (.53)       (.50)    (.05)  (.55)  10.77
 1999                                            12.09        .51         (.18)   .33        (.51)    (.06)  (.57)  11.85
 1998                                            11.70        .52          .42    .94        (.52)    (.03)  (.55)  12.09

Class C (6/93)
 2002(c)                                         11.38        .50          .19    .69        (.50)    (.03)  (.53)  11.54
 2001                                            10.74        .52          .63   1.15        (.51)      --   (.51)  11.38
 2000                                            11.82        .52        (1.03)  (.51)       (.52)    (.05)  (.57)  10.74
 1999                                            12.06        .53         (.18)   .35        (.53)    (.06)  (.59)  11.82
 1998                                            11.66        .54          .43    .97        (.54)    (.03)  (.57)  12.06

Class R (2/97)
 2002(c)                                         11.39        .59          .20    .79        (.59)    (.03)  (.62)  11.56
 2001                                            10.75        .60          .63   1.23        (.59)      --   (.59)  11.39
 2000                                            11.83        .60        (1.03)  (.43)       (.60)    (.05)  (.65)  10.75
 1999                                            12.07        .62         (.18)   .44        (.62)    (.06)  (.68)  11.83
 1998                                            11.68        .63          .42   1.05        (.63)    (.03)  (.66)  12.07
--------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)     (000) Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------

Class A (6/85)
 2002(c)                                          6.70% $205,808       .87%       4.86%        19%
 2001                                            11.45   211,992       .87        5.15         11
 2000                                            (3.80)  208,290       .97        5.22         28
 1999                                             3.45   260,396       .84        4.94         18
 1998                                             8.95   263,632       .84        5.11         13

Class B (2/97)
 2002(c)                                          5.88     9,214      1.62        4.11         19
 2001                                            10.61     8,642      1.62        4.40         11
 2000                                            (4.52)    7,741      1.73        4.48         28
 1999                                             2.69     7,733      1.60        4.20         18
 1998                                             8.12     3,839      1.59        4.32         13

Class C (6/93)
 2002(c)                                          6.11    38,763      1.42        4.31         19
 2001                                            10.84    36,123      1.42        4.60         11
 2000                                            (4.35)   35,678      1.51        4.66         28
 1999                                             2.90    48,946      1.39        4.39         18
 1998                                             8.45    45,690      1.39        4.56         13

Class R (2/97)
 2002(c)                                          6.99    23,643       .67        5.06         19
 2001                                            11.63    22,799       .67        5.35         11
 2000                                            (3.62)   22,035       .77        5.42         28
 1999                                             3.66    26,310       .64        5.14         18
 1998                                             9.16    26,904       .64        5.31         13
--------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable.




(c) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase each of the ratios of net investment income to average net assets by .03% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                                Section 5  Financial Highlights

Nuveen Missouri Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net               From
                                                                     Realized             and in
                                                                          and             Excess                  Ending
                                             Beginning        Net  Unrealized             of Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (8/87)
 2002                                           $10.71       $.54       $ .11  $ .65       $(.55)   $  --  $(.55) $10.81
 2001                                            10.18        .56         .53   1.09        (.56)      --   (.56)  10.71
 2000                                            11.12        .55        (.93)  (.38)       (.55)    (.01)  (.56)  10.18
 1999                                            11.23        .55        (.11)   .44        (.55)      --   (.55)  11.12
 1998                                            10.80        .56         .43    .99        (.56)      --   (.56)  11.23

Class B (2/97)
 2002                                            10.71        .46         .11    .57        (.47)      --   (.47)  10.81
 2001                                            10.18        .48         .53   1.01        (.48)      --   (.48)  10.71
 2000                                            11.11        .47        (.93)  (.46)       (.46)    (.01)  (.47)  10.18
 1999                                            11.23        .47        (.12)   .35        (.47)      --   (.47)  11.11
 1998                                            10.80        .47         .44    .91        (.48)      --   (.48)  11.23

Class C (2/94)
 2002                                            10.70        .48         .12    .60        (.49)      --   (.49)  10.81
 2001                                            10.17        .50         .53   1.03        (.50)      --   (.50)  10.70
 2000                                            11.11        .49        (.93)  (.44)       (.49)    (.01)  (.50)  10.17
 1999                                            11.23        .49        (.12)   .37        (.49)      --   (.49)  11.11
 1998                                            10.80        .50         .43    .93        (.50)      --   (.50)  11.23

Class R (2/97)
 2002                                            10.71        .57         .11    .68        (.57)      --   (.57)  10.82
 2001                                            10.18        .58         .53   1.11        (.58)      --   (.58)  10.71
 2000                                            11.12        .57        (.93)  (.36)       (.57)    (.01)  (.58)  10.18
 1999                                            11.23        .58        (.12)   .46        (.57)      --   (.57)  11.12
 1998                                            10.80        .58         .43   1.01        (.58)      --   (.58)  11.23
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)     (000) Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------

Class A (8/87)
 2002                                             6.20% $207,890       .87%       5.02%        13%
 2001                                            10.93   202,698       .87        5.31         13
 2000                                            (3.47)  194,271       .96        5.25         21
 1999                                             3.95   238,498       .86        4.87         12
 1998                                             9.32   233,456       .87        5.02         19

Class B (2/97)
 2002                                             5.38     9,091      1.62        4.27         13
 2001                                            10.10     6,991      1.62        4.55         13
 2000                                            (4.13)    5,165      1.71        4.51         21
 1999                                             3.09     5,286      1.61        4.13         12
 1998                                             8.53     1,677      1.62        4.25         19

Class C (2/94)
 2002                                             5.72    20,076      1.41        4.46         13
 2001                                            10.31    12,589      1.42        4.76         13
 2000                                            (4.03)   10,229      1.50        4.69         21
 1999                                             3.31    13,444      1.41        4.32         12
 1998                                             8.74    11,253      1.42        4.47         19

Class R (2/97)
 2002                                             6.47       507       .67        5.22         13
 2001                                            11.11       470       .67        5.51         13
 2000                                            (3.29)      442       .77        5.47         21
 1999                                             4.17       393       .65        5.08         12
 1998                                             9.56        41       .67        5.22         19
--------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .86%, 1.61%, 1.41% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 5.03%, 4.27%, 4.47% and 5.23% for classes A, B, C and R, respectively.




Section 5  Financial Highlights

Nuveen Ohio Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (6/85)
 2002                                           $11.10       $.55       $ .06  $ .61       $(.55)   $  --  $(.55) $11.16
 2001                                            10.62        .57         .48   1.05        (.57)      --   (.57)  11.10
 2000                                            11.57        .57        (.93)  (.36)       (.57)    (.02)  (.59)  10.62
 1999                                            11.74        .58        (.13)   .45        (.58)    (.04)  (.62)  11.57
 1998                                            11.41        .60         .38    .98        (.60)    (.05)  (.65)  11.74

Class B (2/97)
 2002                                            11.09        .47         .05    .52        (.46)      --   (.46)  11.15
 2001                                            10.62        .48         .48    .96        (.49)      --   (.49)  11.09
 2000                                            11.56        .49        (.93)  (.44)       (.48)    (.02)  (.50)  10.62
 1999                                            11.73        .49        (.12)   .37        (.50)    (.04)  (.54)  11.56
 1998                                            11.41        .51         .38    .89        (.52)    (.05)  (.57)  11.73

Class C (8/93)
 2002                                            11.09        .49         .06    .55        (.49)      --   (.49)  11.15
 2001                                            10.61        .51         .48    .99        (.51)      --   (.51)  11.09
 2000                                            11.56        .51        (.93)  (.42)       (.51)    (.02)  (.53)  10.61
 1999                                            11.73        .52        (.13)   .39        (.52)    (.04)  (.56)  11.56
 1998                                            11.41        .54         .37    .91        (.54)    (.05)  (.59)  11.73

Class R (2/97)
 2002                                            11.09        .57         .06    .63        (.57)      --   (.57)  11.15
 2001                                            10.62        .59         .48   1.07        (.60)      --   (.60)  11.09
 2000                                            11.57        .60        (.94)  (.34)       (.59)    (.02)  (.61)  10.62
 1999                                            11.73        .60        (.12)   .48        (.60)    (.04)  (.64)  11.57
 1998                                            11.41        .62         .37    .99        (.62)    (.05)  (.67)  11.73
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)     (000) Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------

Class A (6/85)
 2002                                             5.57% $379,342       .86%       4.93%        21%
 2001                                            10.05   385,226       .86        5.13         12
 2000                                            (3.18)  389,898       .90        5.25         11
 1999                                             3.92   471,075       .85        4.94         11
 1998                                             8.76   472,821       .85        5.15         15

Class B (2/97)
 2002                                             4.79    22,433      1.61        4.17         21
 2001                                             9.16    19,846      1.61        4.37         12
 2000                                            (3.82)   14,970      1.65        4.51         11
 1999                                             3.18    14,494      1.61        4.20         11
 1998                                             7.89     7,422      1.61        4.39         15

Class C (8/93)
 2002                                             5.01    44,984      1.41        4.37         21
 2001                                             9.46    41,396      1.41        4.57         12
 2000                                            (3.71)   41,220      1.45        4.69         11
 1999                                             3.39    50,889      1.40        4.39         11
 1998                                             8.12    47,036      1.40        4.60         15

Class R (2/97)
 2002                                             5.80   148,302       .66        5.12         21
 2001                                            10.19   146,678       .66        5.32         12
 2000                                            (2.97)  142,031       .70        5.45         11
 1999                                             4.22   161,491       .65        5.14         11
 1998                                             8.89   162,220       .65        5.35         15
--------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .86%, 1.61%, 1.41% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.93%, 4.18%, 4.38% and 5.13% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Nuveen Wisconsin Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value     Income Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (6/94)
 2002                                           $ 9.97       $.44       $ .17  $ .61       $(.44)   $  --  $(.44) $10.14
 2001                                             9.24        .45         .72   1.17        (.44)      --   (.44)   9.97
 2000                                            10.20        .44        (.95)  (.51)       (.44)    (.01)  (.45)   9.24
 1999                                            10.28        .47        (.08)   .39        (.47)      --   (.47)  10.20
 1998                                             9.80        .49         .49    .98        (.50)      --   (.50)  10.28

Class B (2/97)
 2002                                            10.00        .37         .17    .54        (.37)      --   (.37)  10.17
 2001                                             9.27        .38         .72   1.10        (.37)      --   (.37)  10.00
 2000                                            10.23        .37        (.95)  (.58)       (.37)    (.01)  (.38)   9.27
 1999                                            10.31        .39        (.08)   .31        (.39)      --   (.39)  10.23
 1998                                             9.82        .42         .49    .91        (.42)      --   (.42)  10.31

Class C (2/97)
 2002                                            10.00        .39         .16    .55        (.39)      --   (.39)  10.16
 2001                                             9.26        .40         .73   1.13        (.39)      --   (.39)  10.00
 2000                                            10.22        .39        (.95)  (.56)       (.39)    (.01)  (.40)   9.26
 1999                                            10.30        .41        (.07)   .34        (.42)      --   (.42)  10.22
 1998                                             9.82        .44         .49    .93        (.45)      --   (.45)  10.30

Class R (2/97)
 2002                                            10.02        .47         .16    .63        (.47)      --   (.47)  10.18
 2001                                             9.28        .47         .73   1.20        (.46)      --   (.46)  10.02
 2000                                            10.23        .46        (.94)  (.48)       (.46)    (.01)  (.47)   9.28
 1999                                            10.31        .49        (.08)   .41        (.49)      --   (.49)  10.23
 1998                                             9.82        .53         .48   1.01        (.52)      --   (.52)  10.31
-------------------------------------------------------------------------------------------------------------------------


                                                                Ratios/Supplemental Data
Class (Inception Date)                                  ----------------------------------------
                                                                             Ratio of
                                                                 Ratio of         Net
                                                                 Expenses  Investment
                                                         Ending        to   Income to
                                                            Net   Average     Average  Portfolio
                                                 Total   Assets       Net         Net   Turnover
Year Ended May 31,                           Return(a)    (000) Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------

Class A (6/94)
 2002                                             6.26% $40,199       .93%       4.39%        19%
 2001                                            12.84   30,944       .97        4.59         16
 2000                                            (5.04)  30,146      1.02        4.62         26
 1999                                             3.83   29,217       .68        4.53          9
 1998                                            10.19   24,313       .55        4.87         10

Class B (2/97)
 2002                                             5.49    5,224      1.68        3.65         19
 2001                                            11.98    4,401      1.72        3.84         16
 2000                                            (5.75)   3,977      1.76        3.87         26
 1999                                             3.05    3,795      1.43        3.78          9
 1998                                             9.46    1,877      1.32        4.04         10

Class C (2/97)
 2002                                             5.58    3,282      1.51        3.85         19
 2001                                            12.31    5,408      1.52        4.04         16
 2000                                            (5.56)   4,366      1.57        4.07         26
 1999                                             3.29    3,457      1.23        3.99          9
 1998                                             9.59    1,366      1.11        4.25         10

Class R (2/97)
 2002                                             6.36       97       .73        4.60         19
 2001                                            13.10       51       .77        4.79         16
 2000                                            (4.73)      45       .79        4.81         26
 1999                                             4.04      107       .48        4.73          9
 1998                                            10.47       45       .32        5.08         10
-------------------------------------------------------------------------------------------------






(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2002 are .92%, 1.67%, 1.49% and .72% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2002 are 4.40%, 3.66%, 3.86% and 4.62% for classes A, B, C and R, respectively.




Section 5  Financial Highlights

Appendix  Additional State Information






                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Kansas



                       The State's economy resembles the national profile, with aircraft manufacturing, telecommunications, and agriculture as its core industries. Services and transportation continue to serve as important drivers of growth. Because of the industrial diversity that provides stability and strength during economic cycles, the State has held up reasonably well during the recent recession. However, as aircraft manufacturing and telecommunication sectors are both suffering from slow demand and massive layoffs, Kansas is faced with growing short-term challenges.



                       The State's unemployment rate was 4.5% in July 2002, up from 4.2% in July 2001, but well below the national average of 6% in July 2002. Per capita income grew 4.1% to $28,507 in 2001, which is approximately 94% of the national average of $30,271.



                       The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation
                       (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects, including prison construction, state offices, energy conservation, and university facilities. As of August 31, 2002, the KDOT bonds were rated Aa2, AA+, and AA by Moody's, Standard & Poor's, and Fitch, respectively. KDFA ratings vary and when not insured are generally rated A or better by the major rating agencies. These agency ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Kansas personal income tax to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities. While dividends paid out of income earned on Kansas municipal bonds are not subject to Kansas tax, if you are subject to tax in a state other than Kansas, these dividends may be included in calculating taxable income for that state. You will be subject to Kansas personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Kansas corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                                                                       Appendix

                       Kentucky



                       Kentucky's economic performance is improving following a year long contraction. The manufacturing recession, led by the large number of automobile plants in the State, has bottomed out, though still posting employment decreases of 2.5% through the year. Contributing to the State's relative economic stability are the services and trade sectors, as well as the resurgence of Kentucky's coal mining industry over the past year. If the national economy continues to weaken, however, Kentucky will be particularly vulnerable given the cyclical nature of state economic activity.



                       Kentucky's average unemployment rate in July 2002 was 5.3%, compared to the national average of 6% in July 2002 and the State's 5.9% average in July 2001. Per capita income was $25,057 in 2001, which is approximately 83% of the national average of $30,271.



                       Although Kentucky has not issued general obligation debt since 1965, the State is an active issuer of appropriation-secured debt through several agencies. As of August 31, 2002, obligations secured by appropriations of the State were rated Aa3, AA-, and AA-by Moody's, Standard & Poor's, and Fitch, respectively. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. On July 4, 2002, despite delay in adopting a budget, the governor implemented by executive order an emergency spending plan for fiscal year 2003. The plan insures that government operations, including the payment of debt service, will continue uninterrupted.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. While dividends paid out of income earned on Kentucky municipal bonds are not subject to Kentucky income tax, if you are subject to tax in a state other than Kentucky, these dividends may be included in calculating taxable income for that state. You will be subject to Kentucky personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction. You will not be subject to the Kentucky intangible property tax on your fund shares.



                       The treatment of corporate shareholders who pay Kentucky corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Michigan



                       Michigan's economic activity slowed significantly since mid-2000. After experiencing record low unemployment during the past few years, the job market deteriorated and unemployment is increasing, primarily due to contraction in the manufacturing and construction sectors. The manufacturing-reliant economic base may benefit from solid auto sales and production plans in the short-term. However, in the long run, employment in the manufacturing sector is not expected to resume its high level of the mid-1990's because of permanent job cuts and productivity gains. According to Moody's, the state's housing demand remains strong. Consumer conditions have not deteriorated more than the national average.



                       The State's unemployment rate rose to 7.2% in July 2002 from 5.9% in July 2001 and is above the national average of 6% in July 2002. Per capita income has increased each year over the past decade and was $29,538 in 2001, which is just below the national average of $30,271.


Appendix

                       As of August 31, 2002, the State's general obligation bonds are rated AAA, Aaa, and AA+ by Standard & Poor's, Moody's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Michigan personal income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on, or capital gains realized from, the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities) or if you sell or exchange fund shares and realize a capital gain on the transaction. Taxpayers who are senior citizens may be eligible for special tax treatment with respect to taxable income and capital gains. If you reside in a Michigan city that imposes local income taxes, you will not be subject to these taxes on the fund's distributions of income attributable to interest earned on Michigan municipal bonds or U.S. government securities or to gains on the sale of U.S. government securities.



                       While the dividends paid out of income earned on Michigan municipal bonds and capital gains attributable to the disposal of U.S. government securities are not subject to Michigan tax, if you are subject to tax in a state other than Michigan, these dividends and gains may be included in calculating taxable income for that state.



                       The treatment of corporate shareholders who pay Michigan corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Missouri



                       Missouri's economic base is diversified and its economic profile generally resembles that of the nation. Along with the national recession, Missouri's economy slowed significantly last year, with the manufacturing and transportation sectors being particularly hard hit. Growth in other sectors such as trade and services, which offset the loss in production base in the past few years, has softened and not brought much employment outside the manufacturing sector. Currently, all major industries are shedding jobs. The State's diverse economy is expected to expand with the national recovery, yet at a weak pace.



                       The State's unemployment rate was 5.4% in July 2002, up from 4.9% in July 2001, but below the national average of 6% in July 2002. Per capita income increased 3% during 2001 to $28,029, which is approximately 93% of the national average of $30,271.



                       Missouri's diversified economy and the state government's sound financial management are reflected in its long-standing Aaa, AAA, and AAA ratings from Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Missouri personal income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. While dividends paid out of income earned on Missouri municipal bonds are not subject to Missouri tax, if you are subject to tax in a state other than Missouri, these dividends may be included in calculating taxable income for that state. You will be subject to


                                                                       Appendix

                       Missouri personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Missouri corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Ohio



                       Following national trends, Ohio's weakening economy may push the State again into recession. Although manufacturing has finally stabilized, the trade and services industries continue to shed jobs. Further constraining Ohio's economic growth is its weakened demographic profile, particularly its difficulty holding on to its university graduates. Longer term, Ohio's economy is expected to continue to expand albeit at a slower pace. Ohio's network and infrastructure, as well as the presence of numerous corporate headquarters, will encourage recovery.



                       An increase in unemployment to 5.8% in July 2002 is slightly below the national average of 6% in July 2002 and significantly above the 4.5% recorded by Ohio in July 2001. Per capita income of $28,619 in 2001 was 95% of the national average of $30,271.



                       As of August 31, 2002, Moody's rated Ohio's general obligation bonds Aa1 while Standard & Poor's and Fitch each rated the State's bonds AA+. Both Moody's and Standard & Poor's affirm negative outlooks that reflect the State's substantial projected budget gap in 2003 and reliance on one-time resources to balance operations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent they are derived from interest on Ohio municipal bonds or U.S. government securities or attributable to gain made on the sale, exchange, or other disposition by the fund of Ohio municipal bonds. While dividends paid out of income earned on Ohio municipal bonds are not subject to Ohio tax, if you are subject to tax in a state other than Ohio, these dividends may be included in calculating taxable income for that state. You will, however, be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent the fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds) or if you sell or exchange fund shares and realize a net gain on the transaction.



                       The treatment of corporate shareholders who pay Ohio corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Wisconsin



                       Wisconsin has a broad economic base that experienced healthy growth during the 1990's despite labor constraints. Fast growth in service industries has made them the largest employer. Trade employs as many people as does manufacturing, however, the State's economy is still manufacturing oriented. A state recovery depends largely on a rebound in manufacturing. After the increased layoffs, declining working hours, and stagnant employment growth amid a national recession, the State's economy has shown some sign of


Appendix
                       recovery in recent months, such as rise in average work week and falling initial claims for unemployment benefits. According to Moody's, most indicators suggest that manufacturing climate across the Midwest is improving, which bodes well for industrial machinery producers in Wisconsin as they export a significant share of output to neighboring states.



                       The State's unemployment rate was 4.7% in July 2002, a slight increase from the State's 4.6% unemployment rate in July 2001, but well below the national average of 6% in July 2002. Per capita income was $28,911 in 2001, which is approximately 96% of the national average of $30,271.



                       The State's general obligations bonds are rated Aa2 and AA by Moody's and Fitch, respectively. Standard & Poor's lowered its rating from AA to AA- in May 2002. The rating change was based on projected erosion of the State's reserves due to declining tax revenues and the consequential loss of budgetary flexibility to address revenue shortfalls caused by future economic downturns. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or on U.S. government securities. While dividends paid out of income earned on certain Wisconsin municipal bonds are not subject to Wisconsin tax, if you are subject to tax in a state other than Wisconsin, these dividends may be included in calculating taxable income for that state. You will be subject to Wisconsin personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize capital gains on the transaction. A portion of these capital gains, however, may be exempt from Wisconsin personal income tax.



                       The treatment of corporate shareholders who pay Wisconsin corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                                                                       Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income



Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

                 Arizona       Louisiana        North Carolina
                 California/2/ Maryland         Ohio
                 Colorado      Massachusetts/2/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.


You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.



The funds' Investment Company Act file number is 811-07751.


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.
2. Long-term and insured long-term portfolios.

[LOGO] Nuveen Investments

       Nuveen Investments
       333 West Wacker Drive
       Chicago, IL 60606-1286

       (800) 257-8787
       www.nuveen.com


                                                                MPR-MS6-0902 NA

                                                             September 27, 2002

NUVEEN MULTISTATE TRUST IV

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of Nuveen Multistate Trust IV dated September 27, 2002. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management.......................................................... S-13

   Investment Adviser and Investment Management Agreement.............. S-27

   Portfolio Transactions.............................................. S-29

   Net Asset Value..................................................... S-30

   Tax Matters......................................................... S-30

   Performance Information............................................. S-38

   Additional Information on the Purchase and Redemption of Fund Shares S-46

   Distribution and Service Plan....................................... S-54

   Independent Public Accountants and Custodian........................ S-56

   Financial Statements................................................ S-56

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.

      (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust IV, formerly Nuveen Flagship Multistate Trust IV (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Kansas Municipal Bond Fund (formerly Nuveen Flagship Kansas Municipal Bond Fund and prior to that, Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Kentucky Municipal Bond Fund (formerly Nuveen Flagship Kentucky Municipal Bond Fund and prior to that, Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Michigan Municipal Bond Fund (formerly Nuveen Flagship Michigan Municipal Bond Fund and prior to that, Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Missouri Municipal Bond Fund (formerly Nuveen Flagship Missouri Municipal Bond Fund and prior to that, Flagship Missouri Double Tax Exempt Fund, a series of the Flagship Tax Exempt

Funds Trust); the Nuveen Ohio Municipal Bond Fund (formerly Nuveen Flagship Ohio Municipal Bond Fund and prior to that, Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Wisconsin Municipal Bond Fund (formerly Nuveen Flagship Wisconsin Municipal Bond Fund and prior to that, Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2001 and 2002 fiscal years for the Funds were:



                                                      Fiscal Year
                                                      -----------
                                                      2001  2002
                                                      ----  ----
                 Nuveen Kansas Municipal Bond Fund... 18%   17%
                 Nuveen Kentucky Municipal Bond Fund. 14%   14%
                 Nuveen Michigan Municipal Bond Fund. 11%   19%
                 Nuveen Missouri Municipal Bond Fund. 13%   13%
                 Nuveen Ohio Municipal Bond Fund..... 12%   21%
                 Nuveen Wisconsin Municipal Bond Fund 16%   19%


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.




Special Considerations Relating to Municipal Obligations of Designated States



   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.



Factors Pertaining to Kansas



   The State's economy resembles the profile of the national economy, with aircraft manufacturing, telecommunications, and agriculture as its core industries. Through the State's aggressive development of its highway transportation network, which has led to significant industrial and commercial development, the State has been successfully diversifying its economy away from its historic reliance on agribusiness, although the overall dependence on farming is still greater than average. Service and transportation continue to serve as important drivers of growth. The State's growing industrial diversity provides stability and strength during economic cycles. and the economy has held reasonably well during the recent recession.



   The State's growth is geographically concentrated and several large employers play critical roles in the economic development of some major metropolitan areas. These employers include Sprint, Boeing, and Raytheon Aircraft, as well as others, whose corporate decisions might have significant influence on the economy of the area in which they are located. As the aircraft manufacturing and telecommunications sectors are both suffering from slow demand and massive layoffs, Kansas is faced with growing short-term challenges.



   The State's unemployment rate was 4.5% in July 2002, up from 4.2% in July 2001, but well below the national average of 6% in July 2002. Per capita income grew 4.1% to $28,507 in 2001, which is approximately 94% of the national average of $30,271.



   The Kansas State Treasury does not issue general obligation debt because of constitutional prohibitions. The State instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA is the conduit for most state debt and provides financing for various public purpose projects, including prison construction, state offices, energy conservation, and university facilities. As of August 31, 2002, KDOT bonds were rated Aa2, AA+, and AA by Moody's, Standard & Poor's, and Fitch, respectively. KDFA ratings vary according to the underlying purpose and when not insured are generally rated A or better by the major rating agencies. These ratings reflect the creditworthiness of the KDOT and KDFA only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Kentucky



   Kentucky's economic performance is improving following a year long contraction. The manufacturing recession, led by the large number of automobile plants in the state, has bottomed out, though still posting employment decreases of 2.5% through the year. Contributing to the State's relative economic stability are the services and trade sectors, as well as the resurgence of Kentucky's coal mining industry over the past year. If the national economy continues to weaken, however, Kentucky will be particularly vulnerable given the cyclical nature of state economic activity. On July 4, 2002, despite delay in adopting a budget, the governor implemented by executive order an emergency-spending plan for fiscal year 2003. The plan insures that government operations, including the payment of debt service, will continue uninterrupted.



   Kentucky's average unemployment rate in July 2002 was 5.3%, compared to the national average of 6% in July 2002 and the State's 5.9% average in July 2001. Per capita income was $25,057 in 2001, which is approximately 83% of the national average of $30,271.



   Although Kentucky has not issued general obligation debt since 1965, the State is an active issuer of appropriation-secured debt through several agencies. As of August 31, 2002, obligations secured by appropriations of the State were rated Aa3, AA-, and AA- by Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Michigan



   Michigan's economic activity slowed significantly since mid-2000. After experiencing record low unemployment during the past few years, the job market deteriorated and unemployment is increasing primarily due to contraction in the manufacturing and construction sectors. The manufacturing-reliant economic base may benefit from solid auto sales and production plans in the short-term. However, in the long run, employment in the manufacturing sector is not expected to resume its high level of the mid-1990's because of permanent job cuts and productivity gains. According to Moody's, the State's housing demand remains strong. Consumer conditions have not deteriorated more than the national average.



   The State's unemployment rate rose to 7.2% in July 2002 from 5.9% in July 2001 and is above the national average of 6% in July 2002. Per capita income has increased each year over the past decade and was $29,538 in 2001, which is just below the national average of $30,271.



   The State adopted a major tax restructuring program in 1994 as part of its initiatives to support public elementary and secondary education. To promote equality among school districts of varying wealth levels, the State enacted Proposal A, which shifted funding for Michigan school districts from local property taxes to state sales taxes. The credit impact of this change has been neutral.



   As of August 31, 2002, the State's general obligation bonds are rated AAA, Aaa, and AA+ by Standard & Poor's, Moody's, and Fitch. respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Missouri



   Missouri's economy, like the national economy, is diverse. The State has benefited from its central location, low cost of living and highly skilled workforce. Although recent economic growth in the State is centered around the services and tourism industries, defense and manufacturing remain important elements of the state economy. However, since its manufacturing sector concentrates on old-economy and less value-added industries, the upside potential is limited and growth has been slower than the overall growth of the national economy. Along with the national recession, Missouri's economy slowed significantly last year, with the manufacturing and transportation sectors being particularly hard hit. Growth in other sectors such as trade and services, which offset the loss in production base in the past few years, has softened and not brought much employment outside the manufacturing sector. Currently, all major industries are shedding jobs. The State's diverse economy is expected to expand with the national recovery, yet at a weak pace.



   The State's unemployment rate was 5.4% in July 2002, up from the 4.9% in July 2001, but below the national average of 6% in July 2002. Per capita income increased 3% during 2001 to $28,029, which is approximately 93% of the national average of $30,271.



   Missouri retains substantial governmental balances through strategic budget management. Missouri's overall creditworthiness is reflected in its long-standing Aaa, AAA, and AAA ratings by Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Ohio



   Following national trends, Ohio's weakening economy may push the State again into recession. Although manufacturing has finally stabilized, the trade and service industries continue to shed jobs. Further constraining Ohio's economic growth is its weakened demographic profile, particularly its difficulty holding onto its university graduates. Longer term, Ohio's economy is expected to continue to expand albeit at a slower pace. Ohio's network and infrastructure, as well as the presence of numerous corporate headquarters, will encourage recovery.



   An increase in unemployment to 5.8% in July 2002 is below the national average of 6% in July 2002 and significantly above the 4.5% recorded by Ohio in July 2001. Per capita income of $28,619 in 2001 is 95% of the national average of $30,271.

   The state supreme court recently issued an opinion that Ohio's school district funding formula is constitutional ending ten years of litigation that questioned the constitutionality. However, the supreme court has insisted that state officials make immediate changes to the school funding formula, which will require the State to increase its aid to local public schools and reduce its reliance on local property taxation. Both changes require legislative approval, with an estimated fiscal impact on the State of $1.24 billion.



   As of August 31, 2002, Moody's rated Ohio's general obligation bonds Aa1, while Standard & Poor's and Fitch each rated the State's bonds AA+. Both Moody's and Standard &Poor's affirm negative outlooks that reflect the State's substantial projected budget gap in 2003 and reliance on one-time resources to balance operations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Wisconsin



   Wisconsin has a broad economic base that experienced healthy growth during the 1990's despite labor constraints. Fast growth in service industries has made them the largest employer. Trade employs as many people as does manufacturing, however, the State's economy is still manufacturing oriented. A state recovery depends largely on a rebound in manufacturing. After the increased layoffs, declining working hours, and stagnant employment growth amid a national recession, the State's economy has shown some sign of recovery in recent months, such as rise in average work week and falling initial claims for unemployment benefits. According to Moody's, most indicators suggest that manufacturing climate across the Midwest is improving, which bodes well for industrial machinery producers in Wisconsin as they export a significant share of output to neighboring states.



   The State's unemployment rate was 4.7% in July 2002, a slight increase from the State's 4.6% unemployment rate in July 2001, but well below the national average of 6% in July 2002. Per capita income was $28,911 in 2001, which is approximately 96% of the national average of $30,271.



   The State's general obligations bonds are rated Aa2 and AA by Moody's and Fitch, respectively. Both agencies downgraded the State's general obligations bonds last year. Standard & Poor's lowered its rating from AA to AA- this May. The rating changes were based on projected erosion of the State's reserves due to declining tax revenues and the consequential loss of budgetary flexibility to address revenue shortfalls caused by future economic downturns. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.




Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments


   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.



   The Funds may invest in the following federally tax-exempt short-term investments:


      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under their investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.




   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.


      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.


   The Funds may also invest in the following taxable short-term investments:


   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These Funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.


   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST


Trustees and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*    Chairman of the     Chairman and Director (since 1996)         130
3/28/49                     Board, President    of The John Nuveen Company,
333 West Wacker Drive       and Trustee         Nuveen Investments, Nuveen
Chicago, IL 60606           1997                Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.;
                                                Chairman and Director (since 1997)
                                                of Nuveen Asset Management Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Financial Services Inc.; Chief
                                                Executive Officer and Director
                                                (since 1999) of Nuveen Senior Loan
                                                Asset Management Inc.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                          Number of
                                                                                         Portfolios
                            Positions and Offices                                          in Fund
                                with the Trust             Principal Occupations           Complex
      Name, Birthdate       and Year First Elected     Including Other Directorships     Overseen by
        and Address              or Appointed             During Past Five Years           Trustee
      ---------------       ----------------------     -----------------------------     -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner                  Trustee         Private Investor and Management           112
8/22/40                            1997            Consultant.
3725 Huntington Street,
  N.W.
Washington, D.C. 20015

Lawrence H. Brown 7/29/34          Trustee         Retired (August 1989) as Senior Vice      112
201 Michigan Avenue                1997            President of The Northern Trust
Highwood, IL 60040                                 Company.

Anne E. Impellizzeri               Trustee         Retired; formerly, Executive Director     112
1/26/33                            1997            (1998-2002) of Manitoga/The Center
3 West 29th Street                                 for Russel Wright Design; formerly,
New York, NY 10001                                 President and Chief Executive
                                                   Officer of Blanton-Peale Institute;
                                                   prior thereto, Vice President,
                                                   Metropolitan Life Insurance Co.

Peter R. Sawers                    Trustee         Adjunct Professor of Business and         112
4/3/33                             1997            Economics, University of Dubuque,
22 The Landmark Northfield,                        Iowa; formerly (1991-2000) Adjunct
IL 60093                                           Professor, Lake Forest Graduate
                                                   School of Management, Lake Forest,
                                                   Illinois; prior thereto, Executive
                                                   Director, Towers Perrin Australia, a
                                                   management consulting firm;
                                                   Chartered Financial Analyst;
                                                   Director, Executive Service Corps of
                                                   Chicago and Director, Hadley
                                                   School for the Blind, both not-for-
                                                   profit organizations. Certified
                                                   Management Consultant.

William J. Schneider               Trustee         Senior Partner and Chief Operating        112
9/24/44                            1997            Officer, Miller-Valentine Group,
4000 Miller-Valentine Ct.                          Vice President, Miller-Valentine
P. O. Box 744                                      Realty, a development and contract
Dayton, OH 45401                                   company; Chair, Miami Valley
                                                   Hospital; Chair, Miami Valley
                                                   Economic Development Coalition;
                                                   formerly, Member, Community
                                                   Advisory Board, National City Bank,
                                                   Dayton, Ohio and Business
                                                   Advisory Council, Cleveland Federal
                                                   Reserve Bank.

                                                                            Number of
                                                                           Portfolios
                    Positions and Offices                                    in Fund
                        with the Trust          Principal Occupations        Complex
  Name, Birthdate   and Year First Elected  Including Other Directorships  Overseen by
    and Address          or Appointed          During Past Five Years        Trustee
  ---------------   ----------------------  -----------------------------  -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Judith M. Stockdale        Trustee         Executive Director, Gaylord and     112
12/29/47                   1997            Dorothy Donnelley Foundation
35 E. Wacker Drive                         (since 1994); prior thereto,
Suite 2600                                 Executive Director, Great Lakes
Chicago, IL 60601                          Protection Fund (from 1990 to
                                           1994).

                                                                                 Number of
                                                                                Portfolios
                    Positions and Offices                                         in Fund
                        with the Trust            Principal Occupations           Complex
  Name, Birthdate   and Year First Elected    Including Other Directorships     Overseen by
    and Address          or Appointed            During Past Five Years           Officer
  ---------------   ----------------------    -----------------------------     -----------

Officers of the Trust:
----------------------

Michael T. Atkinson   Vice President       Vice President (since January 2002),     130
2/3/66                2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 2000), previously, Associate
Chicago, IL 60606                          of Nuveen Investments.

Paul L. Brennan       Vice President       Vice President (since January 2002),     126
11/10/66              2002                 formerly, Assistant Vice President
333 W. Wacker Drive                        (since 1997), of Nuveen Advisory
Chicago, IL 60606                          Corp.; prior thereto, portfolio
                                           manager of Flagship Financial Inc.

Peter H. D'Arrigo     Vice President and   Vice President of Nuveen                 130
11/28/67                Treasurer          Investments (since 1999), prior
333 W. Wacker Drive   1999                 thereto, Assistant Vice President
Chicago, IL 60606                          (from 1997); formerly, Associate of
                                           Nuveen Investments; Vice President
                                           and Treasurer (since 1999) of
                                           Nuveen Senior Loan Asset
                                           Management Inc.; Chartered
                                           Financial Analyst.

Michael S. Davern     Vice President       Vice President of Nuveen Advisory        126
6/26/57               1997                 Corp. (since 1997) and Nuveen
333 W. Wacker Drive                        Institutional Advisory Corp. (since
Chicago, IL 60606                          1998); prior thereto, Vice President
                                           and Portfolio Manager of Flagship
                                           Financial.

Susan M. DeSanto      Vice President       Vice President of Nuveen Advisory        130
9/8/54                2001                 Corp. (since 2001); previously, Vice
333 W. Wacker Drive                        President of Van Kampen Investment
Chicago, IL 60606                          Advisory Corp. (since 1998); prior
                                           thereto, Assistant Vice President of
                                           Van Kampen Investment Advisory
                                           Corp. (since 1994).

                                                                                          Number of
                                                                                         Portfolios
                             Positions and Offices                                         in Fund
                                 with the Trust            Principal Occupations           Complex
      Name, Birthdate        and Year First Elected    Including Other Directorships     Overseen by
        and Address               or Appointed            During Past Five Years           Officer
      ---------------        ----------------------    -----------------------------     -----------

Jessica R. Droeger             Vice President       Vice President (since January 2002),     130
9/24/64                        2002                 Assistant Secretary and Assistant
333 W. Wacker Drive                                 General Counsel (since 1998),
Chicago, IL 60606                                   formerly Assistant Vice President of
                                                    Nuveen Investments; Vice President
                                                    (since May 2002) and Assistant
                                                    Secretary (since 1998), formerly,
                                                    Assistant Vice President of Nuveen
                                                    Advisory Corp.; prior thereto,
                                                    Associate at the law firm D'Ancona
                                                    Partners LLC

Lorna C. Ferguson 10/24/45     Vice President       Vice President of Nuveen                 130
333 W. Wacker Drive            1998                 Investments; Vice President (since
Chicago, IL 60606                                   1998) of Nuveen Advisory Corp.
                                                    and Nuveen Institutional Advisory
                                                    Corp.

William M. Fitzgerald 3/2/64   Vice President       Managing Director (since 2002),          130
333 W. Wacker Drive            1997                 formerly Vice President of Nuveen
Chicago, IL 60606                                   Investments; Managing Director
                                                    (since 1997), of Nuveen Advisory
                                                    Corp. and Nuveen Institutional
                                                    Advisory Corp.; Chartered Financial
                                                    Analyst.

Stephen D. Foy                 Vice President and   Vice President of Nuveen                 130
5/31/54                          Controller         Investments and (since 1998) The
333 W. Wacker Drive            1997                 John Nuveen Company; Vice
Chicago, IL 60606                                   President (since 1999) of Nuveen
                                                    Senior Loan Management Inc.;
                                                    Certified Public Accountant.

J. Thomas Futrell              Vice President       Vice President of Nuveen Advisory        126
7/5/55                         1997                 Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

Richard A. Huber               Vice President       Vice President of Nuveen                 126
3/26/63                        1997                 Institutional Advisory Corp. (since
333 W. Wacker Drive                                 1998) and Nuveen Advisory Corp.
Chicago, IL 60606                                   (since 1997); prior thereto, Vice
                                                    President and Portfolio Manager of
                                                    Flagship Financial, Inc.

Steven J. Krupa                Vice President       Vice President of Nuveen Advisory        126
8/21/57                        1997                 Corp.
333 W. Wacker Drive
Chicago, IL 60606

                                                                                       Number of
                                                                                      Portfolios
                        Positions and Offices                                           in Fund
                            with the Trust             Principal Occupations            Complex
    Name, Birthdate     and Year First Elected     Including Other Directorships      Overseen by
      and Address            or Appointed             During Past Five Years            Officer
    ---------------     ----------------------     -----------------------------      -----------

David J. Lamb             Vice President       Vice President (since 2000) of             130
3/22/63                   2000                 Nuveen Investments, previously
333 W. Wacker Drive                            Assistant Vice President (since 1999);
Chicago, IL 60606                              prior thereto, Associate of Nuveen
                                               Investments; Certified Public
                                               Accountant.

Tina M. Lazar             Vice President       Vice President of Nuveen                   130
8/27/61                   2002                 Investments (since 1999); prior
333 West Wacker Drive                          thereto, Assistant Vice President
Chicago, IL. 60606                             (since 1993).

Larry W. Martin           Vice President and   Vice President, Assistant Secretary        130
7/27/51                     Assistant          and Assistant General Counsel of
333 W. Wacker Drive         Secretary          Nuveen Investments; Vice President
Chicago, IL 60606         1997                 and Assistant Secretary of Nuveen
                                               Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.;
                                               Assistant Secretary of The John
                                               Nuveen Company and (since 1997)
                                               Nuveen Asset Management Inc.;
                                               Vice President and Assistant
                                               Secretary (since 1999) of Nuveen
                                               Senior Loan Asset Management Inc.

Edward F. Neild, IV       Vice President       Managing Director (since 2002),            130
7/7/65                    1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                            Investments; Managing Director
Chicago, IL 60606                              (since 1997) of Nuveen Advisory
                                               Corp. and Nuveen Institutional
                                               Advisory Corp.; Chartered Financial
                                               Analyst.

Thomas J. O'Shaughnessy   Vice President       Vice President (since January 2002),       126
9/4/60                    2002                 formerly, Assistant Vice President
333 W. Wacker Drive                            (1998), of Nuveen Advisory Corp.;
Chicago, IL 60606                              prior thereto, portfolio manager.

Thomas C. Spalding        Vice President       Vice President of Nuveen Advisory          126
7/31/51                   1997                 Corp. and Nuveen Institutional
333 W. Wacker Drive                            Advisory Corp.; Chartered Financial
Chicago, IL 60606                              Analyst.

                                                                                  Number of
                                                                                 Portfolios
                     Positions and Offices                                         in Fund
                         with the Trust            Principal Occupations           Complex
  Name, Birthdate    and Year First Elected    Including Other Directorships     Overseen by
    and Address           or Appointed            During Past Five Years           Officer
  ---------------    ----------------------    -----------------------------     -----------

Gifford R. Zimmerman   Vice President and   Managing Director (since 2002),          130
9/9/56                   Secretary          Assistant Secretary and Associate
333 W. Wacker Drive    1997                 General Counsel, formerly, Vice
Chicago, IL 60606                           President and Assistant General
                                            Counsel, of Nuveen Investments;
                                            Managing Director (since 2002) and
                                            Assistant Secretary of Nuveen
                                            Advisory Corp. and Nuveen
                                            Institutional Advisory Corp.,
                                            formerly, Vice President; Vice
                                            President and Assistant Secretary of
                                            The John Nuveen Company (since
                                            1994); Managing Director (since
                                            2002) and Assistant Secretary (since
                                            1999), formerly, Vice President of
                                            Nuveen Senior Loan Asset
                                            Management Inc.; Managing Director
                                            (since 2002) and Assistant Secretary
                                            of Nuveen Asset Management Inc.;
                                            Chartered Financial Analyst.


   The Board of Trustees has four standing committees: the executive committee, the audit committee, the nominating and governance committee and the dividend and valuation committee.

   Peter R. Sawers and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), Robert P. Bremner, Lawrence H. Brown, Anne E. Impellizzeri, Peter R. Sawers and Judith M. Stockdale.

   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Anne E. Impellizzeri, Chair, Robert P. Bremner, Lawrence H. Brown, Peter R. Sawers, William J. Schneider and Judith M. Stockdale.

   The dividend and valuation committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The committee also oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. The members of the dividend and valuation committee are Timothy R. Schwertfeger, Chair, and Lawrence H. Brown.


   The Trustees of the Trust are also directors or trustees, as the case may be, of 30 Nuveen open-end funds and 82 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 18 Nuveen open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.


   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2001:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......    $        0           over $100,000
      Lawrence H. Brown......    $        0           over $100,000
      Anne E. Impellizzeri...    $        0           over $100,000
      Peter R. Sawers........    $        0           over $100,000
      William J. Schneider...    $        0           over $100,000
      Judith M. Stockdale....    $        0           over $100,000
      Timothy R. Schwertfeger    $        0           over $100,000

   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.


   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2002.




                                              Amount of      Total
                                                Total     Compensation
                                Aggregate   Compensation   from Trust
                               Compensation that Has Been   and Fund
            Name of Trustee    From Trust*   Deferred**    Complex***
            ---------------    ------------ ------------- ------------
          Robert P. Bremner...    $5,257       $  646       $74,500
          Lawrence H. Brown...    $6,279       $   --       $79,750
          Anne E. Impellizzeri    $1,338       $4,047       $74,500
          Peter R. Sawers.....    $1,338       $4,292       $75,500
          William J. Schneider    $1,338       $4,034       $74,500
          Judith M. Stockdale.    $4,796       $  985       $74,500

--------

  *The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended May 31, 2002 for services to the Trust.


 **Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


***Based on the compensation paid (including any amounts deferred) paid to the trustees for the one year period ending May 31, 2002 for services to the open-end and closed-end funds advised by Nuveen Advisory.


   Each trustee who is not affiliated with Nuveen Advisory receives a $60,000 annual retainer for serving as a director or trustee of all funds for which Nuveen Advisory serves as investment adviser or manager and a $1,750 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of any committee. The annual retainer, fees and expenses are allocated among the funds for which Nuveen Advisory serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.

   The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.




   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Trust.



   The following table sets forth the percentage ownership of each person, who, as of September 10, 2001, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                         Percentage
NAME OF FUND AND CLASS            NAME AND ADDRESS OF OWNER             of Ownership
----------------------            -------------------------             ------------

Nuveen Kansas Municipal Bond Fund
  Class A Shares................. Merrill Lynch, Pierce, Fenner & Smith     9.71%
                                  for the sole benefit of its customers
                                  Attn: Fund Admin. / 979D0
                                  4800 Deer  Lake Dr. E. Fl 3
                                  Jacksonville, FL 32246-6484

                                                                            Percentage
NAME OF FUND AND CLASS               NAME AND ADDRESS OF OWNER             of Ownership
----------------------               -------------------------             ------------

Nuveen Kentucky Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith     6.94%
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 971X8
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Michigan Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith    30.21
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97E75
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Michigan Municipal Bond Fund
  Class C Shares.................... Merrill Lynch, Pierce, Fenner & Smith     7.23
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97GW2
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith    14.79
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 973G2
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Ohio Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith    19.07
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97E84
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484
Nuveen Wisconsin Municipal Bond Fund
  Class A Shares.................... Salomon Smith Barney Inc.                16.80
                                     00127113901
                                     333 West 34th St.--3rd Floor
                                     New York, NY 10001

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT


Generally


   Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

              AVERAGE DAILY NET ASSETS             Management Fee
              ------------------------             --------------
              For the first $125 million..........  .5500 of 1%
              For the next $125 million...........  .5375 of 1%
              For the next $250 million...........  .5250 of 1%
              For the next $500 million...........  .5125 of 1%
              For the next $1 billion.............  .5000 of 1%
              For the next $3 billion.............  .4750 of 1%
              On net assets of $5 billion and over  .4500 of 1%

   Nuveen Advisory has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Ohio Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                                                           Fee Waivers and Expense
                                      Management Fees Net of Expense         Reimbursements from
                                     Reimbursement Paid to Nuveen Advisory     Nuveen Advisory
                                            for the Year Ended               for the Year Ended
-                                    ------------------------------------- -----------------------
                                      5/31/00      5/31/01      5/31/02    5/31/00 5/31/01 5/31/02
                                      ----------   ----------  ----------  ------- ------- -------
Nuveen Kansas Municipal Bond Fund... $  626,198   $  561,330   $  627,609  $ 6,917  $ --     $--
Nuveen Kentucky Municipal Bond Fund.  2,520,259    2,391,794    2,472,884       --    --      --
Nuveen Michigan Municipal Bond Fund.  1,638,183    1,519,129    1,521,050       --    --      --
Nuveen Missouri Municipal Bond Fund.  1,258,134    1,185,751    1,260,261       --    --      --
Nuveen Ohio Municipal Bond Fund.....  3,385,573    3,166,097    3,186,365    1,288    --      --
Nuveen Wisconsin Municipal Bond Fund    160,981      215,395      250,196   47,420   110      --


   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of The John Nuveen Company, which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange- Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $82.9 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


Approval of Investment Management Agreement



   In April 2002, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.



   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or its affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.



   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.



   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).



   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE


   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.


   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. If for a tax year a Fund retains any investment company gain it will pay tax on the gain at regular corporate rates. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long- term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable deductions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.


State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Kansas

   The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.

   The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

   The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

   Shares of the Kansas Fund may be subject to the Kansas estate tax if owned by a Kansas decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kansas and local tax matters.

Kentucky

   The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kentucky Fund transactions.

   The following is based on the assumptions that the Kentucky Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause the Kentucky Fund's distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kentucky Fund's shareholders.

   The Kentucky Fund will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if it has a sufficient nexus with Kentucky. If it is subject to such taxes, it does not expect to pay a material amount of any such tax.

   Distributions from the Kentucky Fund that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

   Resident shareholders will not be subject to the Kentucky intangible property tax on their Kentucky Fund shares.

   Gain on the sale, exchange, or other disposition of shares of the Kentucky Fund will be subject to the Kentucky personal and corporate income taxes.

   Shares of the Kentucky Fund may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kentucky and local tax matters.

Michigan

   The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.

   The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

   The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

   Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains realized from the sale of Federal Obligations), will be subject to the Michigan income tax.

   Residents of Michigan cities imposing local income taxes will not be subject to such taxes on the Michigan Fund's distributions of income attributable either (1) to interest earned on Federal Obligations or of state or local governments or (2) to gains on the sale of Federal Obligations.

   Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

   Taxpayers who are senior citizens may, subject to certain limitations, be able to deduct otherwise taxable interest, dividends, or capital gains from their Michigan taxable income.

   Shares of the Michigan Fund may be subject to the Michigan inheritance and estate taxes if owned by a Michigan decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

Missouri

   The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.

   The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

   The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

   Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

   Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Missouri and local tax matters.

Ohio

   The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.

   The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.

   The Ohio Fund is not subject to Ohio taxes.

   Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes.

   In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

   Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax.

   Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Ohio and local tax matters.

Wisconsin

   The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

   The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

   The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Wisconsin Fund that are attributable to interest earned on certain obligations of Wisconsin and its political subdivisions that are specifically exempt from the Wisconsin personal income tax under Wisconsin law ("Wisconsin Obligations") or to interest or dividends earned on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Wisconsin personal income tax and corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax and corporate income tax. A certain portion of such capital gains distributions, however, may be exempt from Wisconsin personal income tax.

   All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin corporate franchise tax.

   Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes. In the case of individuals, however, a certain portion of such gain may be exempt from Wisconsin personal income tax.

   Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for detailed information concerning Wisconsin state and local tax matters.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

   In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield=2[(a-b +1)6 -1]
                                        cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                 As of May 31, 2002
                                        ------------------------------------
                                                                    Taxable
                                        30-day  Combined Federal   Equivalent
                                        Yield  and State Tax Rate*   Yield
                                        ------ ------------------- ----------
   Nuveen Kansas Municipal Bond Fund
      Class A Shares................... 4.31%         42.5%           7.50%
      Class B Shares................... 3.75%         42.5%           6.52%
      Class C Shares................... 3.95%         42.5%           6.87%
      Class R Shares................... 4.70%         42.5%           8.17%

   Nuveen Kentucky Municipal Bond Fund
      Class A Shares................... 4.19%         42.5%           7.29%
      Class B Shares................... 3.63%         42.5%           6.31%
      Class C Shares................... 3.83%         42.5%           6.66%
      Class R Shares................... 4.58%         42.5%           7.97%

   Nuveen Michigan Municipal Bond Fund
      Class A Shares................... 4.00%         41.0%           6.78%
      Class B Shares................... 3.43%         41.0%           5.81%
      Class C Shares................... 3.63%         41.0%           6.15%
      Class R Shares................... 4.37%         41.0%           7.41%

   Nuveen Missouri Municipal Bond Fund.
      Class A Shares................... 4.17%         42.5%           7.25%
      Class B Shares................... 3.61%         42.5%           6.28%
      Class C Shares................... 3.81%         42.5%           6.63%
      Class R Shares................... 4.56%         42.5%           7.93%

   Nuveen Ohio Municipal Bond Fund
      Class A Shares................... 3.90%         43.0%           6.84%
      Class B Shares................... 3.32%         43.0%           5.82%
      Class C Shares................... 3.52%         43.0%           6.18%
      Class R Shares................... 4.27%         43.0%           7.49%

   Nuveen Wisconsin Municipal Bond Fund
      Class A Shares................... 4.09%         42.5%           7.11%
      Class B Shares................... 3.53%         42.5%           6.14%
      Class C Shares................... 3.73%         42.5%           6.49%
      Class R Shares................... 4.47%         42.5%           7.77%

--------
  *The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% were as follows:


                                                    May 31, 2002
                                           ------------------------------
                                                 Distribution Rates
                                           ------------------------------
                                           Class A Class B Class C Class R
                                           ------- ------- ------- -------
      Nuveen Kansas Municipal Bond Fund...  4.65%   4.13%   4.32%   5.07%
      Nuveen Kentucky Municipal Bond Fund.  4.68%   4.12%   4.34%   5.06%
      Nuveen Michigan Municipal Bond Fund.  4.63%   4.04%   4.26%   5.03%
      Nuveen Missouri Municipal Bond Fund.  4.73%   4.16%   4.38%   5.10%
      Nuveen Ohio Municipal Bond Fund.....  4.64%   4.09%   4.30%   5.06%
      Nuveen Wisconsin Municipal Bond Fund  4.20%   3.66%   3.84%   4.60%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for Class A Shares of each fund reflect actual performance for all periods. For Classes B, C and R, total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to inception, adjusted for the differences in sales charges (and for Classes B and C, fees) between the classes.

   The inception dates for each class of the Funds' shares are as follows:

                                               Inception Dates
                                               ----------------
                 Kansas Municipal Bond Fund
                    Class A Shares............  January 9, 1992
                    Class B Shares............ February 1, 1997
                    Class C Shares............ February 1, 1997
                    Class R Shares............ February 1, 1997

                 Kentucky Municipal Bond Fund
                    Class A Shares............      May 4, 1987
                    Class B Shares............ February 1, 1997
                    Class C Shares............  October 4, 1993
                    Class R Shares............ February 1, 1997

                 Michigan Municipal Bond Fund
                    Class A Shares............    June 27, 1985
                    Class B Shares............ February 1, 1997
                    Class C Shares............    June 22, 1993
                    Class R Shares............ February 1, 1997

                 Missouri Municipal Bond Fund
                    Class A Shares............   August 3, 1987
                    Class B Shares............ February 1, 1997
                    Class C Shares............ February 2, 1994
                    Class R Shares............ February 1, 1997

                 Ohio Municipal Bond Fund
                    Class A Shares............    June 27, 1985
                    Class B Shares............ February 1, 1997
                    Class C Shares............   August 3, 1993
                    Class R Shares............ February 1, 1997

                 Wisconsin Municipal Bond Fund
                    Class A Shares............     June 1, 1994
                    Class B Shares............ February 1, 1997
                    Class C Shares............ February 1, 1997
                    Class R Shares............ February 1, 1997



   The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2002 and for the period from inception through May 31, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:


                                                Average Annual Total Returns
                                    ----------------------------------------------------
                                      One Year    Five Years   Ten Years   From Inception
                                       Ended        Ended        Ended        through
                                    May 31, 2002 May 31, 2002 May 31, 2002  May 31, 2002
                                    ------------ ------------ ------------ --------------
Nuveen Kansas Municipal Bond Fund
   Class A Shares..................     1.56%        4.31%        5.64%         5.65%
   Class B Shares..................     1.30%        4.27%        5.50%         5.53%
   Class C Shares..................     5.60%        4.65%        5.64%         5.64%
   Class R Shares..................     6.38%        5.48%        6.26%         6.26%

Nuveen Kentucky Municipal Bond Fund
   Class A Shares..................     1.79%        4.20%        5.61%         6.77%
   Class B Shares..................     1.42%        4.13%        5.54%         6.77%
   Class C Shares..................     5.64%        4.52%        5.48%         6.49%
   Class R Shares..................     6.40%        5.30%        6.16%         7.14%

Nuveen Michigan Municipal Bond Fund
   Class A Shares..................     2.22%        4.32%        5.59%         7.17%
   Class B Shares..................     1.88%        4.25%        5.53%         7.17%
   Class C Shares..................     6.11%        4.65%        5.43%         6.84%
   Class R Shares..................     6.99%        5.43%        6.16%         7.52%

Nuveen Missouri Municipal Bond Fund
   Class A Shares..................     1.73%        4.37%        5.64%         6.58%
   Class B Shares..................     1.38%        4.30%        5.56%         6.58%
   Class C Shares..................     5.72%        4.69%        5.51%         6.31%
   Class R Shares..................     6.47%        5.48%        6.21%         6.97%

Nuveen Ohio Municipal Bond Fund
   Class A Shares..................     1.10%        4.02%        5.22%         6.92%
   Class B Shares..................     0.79%        3.97%        5.14%         6.92%
   Class C Shares..................     5.01%        4.35%        5.10%         6.61%
   Class R Shares..................     5.80%        5.12%        5.78%         7.26%

Nuveen Wisconsin Municipal Bond
  Fund
   Class A Shares..................     1.77%        4.53%         N/A          5.09%
   Class B Shares..................     1.49%        4.49%         N/A          4.97%
   Class C Shares..................     5.58%        4.85%         N/A          5.17%
   Class R Shares..................     6.36%        5.66%         N/A          5.83%


   Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

   The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2002, and for the period since inception through May 31, 2002, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                                  Cumulative Total Returns
                                    ----------------------------------------------------
                                      One Year    Five Years   Ten Years   From Inception
                                       Ended        Ended        Ended        through
                                    May 31, 2002 May 31, 2002 May 31, 2002  May 31, 2002
                                    ------------ ------------ ------------ --------------
Nuveen Kansas Municipal Bond Fund
   Class A Shares..................     1.56%       23.48%       73.12%         77.10%
   Class B Shares..................     1.30%       23.26%       70.83%         74.94%
   Class C Shares..................     5.60%       25.54%       73.14%         76.91%
   Class R Shares..................     6.38%       30.58%       83.58%         87.85%

Nuveen Kentucky Municipal Bond Fund
   Class A Shares..................     1.79%       22.83%       72.66%        167.18%
   Class B Shares..................     1.42%       22.40%       71.41%        166.96%
   Class C Shares..................     5.64%       24.74%       70.56%        156.66%
   Class R Shares..................     6.40%       29.46%       81.87%        181.38%

Nuveen Michigan Municipal Bond Fund
   Class A Shares..................     2.22%       23.54%       72.24%        223.10%
   Class B Shares..................     1.88%       23.16%       71.24%        222.92%
   Class C Shares..................     6.11%       25.53%       69.62%        206.25%
   Class R Shares..................     6.99%       30.25%       81.77%        240.92%

Nuveen Missouri Municipal Bond Fund
   Class A Shares..................     1.73%       23.84%       73.05%        157.27%
   Class B Shares..................     1.38%       23.45%       71.74%        157.07%
   Class C Shares..................     5.72%       25.74%       70.98%        147.61%
   Class R Shares..................     6.47%       30.58%       82.58%        171.50%
Nuveen Ohio Municipal Bond Fund
   Class A Shares..................     1.10%       21.78%       66.32%        210.41%
   Class B Shares..................     0.79%       21.50%       65.14%        210.15%
   Class C Shares..................     5.01%       23.72%       64.37%        195.37%
   Class R Shares..................     5.80%       28.36%       75.36%        227.41%

Nuveen Wisconsin Municipal Bond
  Fund
   Class A Shares..................     1.77%       24.79%         N/A          48.69%
   Class B Shares..................     1.49%       24.57%         N/A          47.40%
   Class C Shares..................     5.58%       26.74%         N/A          49.64%
   Class R Shares..................     6.36%       31.72%         N/A          57.32%



   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\D\\



Where:


         P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions).


         n = number of years.


         ATV\\D\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.



   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:



P(1+T)/n/ = ATV\\DR\\



Where:


         P = a hypothetical initial payment of $1,000.


         T = average annual total return (after taxes on distributions and redemption).


         n = number of years.


         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.





   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.




   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of

Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2002 of Class A shares from the Nuveen Kansas Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



Net Asset Value per share................................................. $10.25
Per Share Sales Charge--4.20% of public offering price (4.39% of net asset
  value per share)........................................................    .45
                                                                           ------
Per Share Offering Price to the Public.................................... $10.70


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, a Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen Money Market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed.

Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

   The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemption in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege


   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.


   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns, Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 and last renewed on July 31, 2002 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                     Year Ended            Year Ended            Year Ended
                                    May 31, 2000          May 31, 2001          May 31, 2002
                                --------------------- --------------------- ---------------------
                                              Amount                Amount                Amount
                                 Amount of   Retained  Amount of   Retained  Amount of   Retained
                                Underwriting    By    Underwriting    By    Underwriting    By
                                Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
Fund                            ------------ -------- ------------ -------- ------------ --------
Nuveen Kansas Municipal Bond
  Fund.........................     $ 88       $--        $ 69       $--        $212       $--
Nuveen Kentucky Municipal Bond
  Fund.........................      358        33         422        --         564        48
Nuveen Michigan Municipal Bond
  Fund.........................      181        --         121         6         172        16
Nuveen Missouri Municipal Bond
  Fund.........................      197         6         225        13         315        37
Nuveen Ohio Municipal Bond
  Fund.........................      309         6         314        --         488        --
Nuveen Wisconsin Municipal Bond
  Fund.........................       70        --          36        --         105        --


DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   For the fiscal year ended May 31, 2002, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. The service fee for Class A, Class B and Class C Shares was .20% and the distribution fee for the Class B Shares was 0.75% and for Class C Shares was ..55%.




                                                Compensation Paid to
                                              Authorized Dealers During
                                             the Year Ended May 31, 2002
                                             ---------------------------
        Nuveen Kansas Municipal Bond Fund
           Class A..........................          $185,171
           Class B..........................            82,843
           Class C..........................            83,330

        Nuveen Kentucky Municipal Bond Fund
           Class A..........................          $817,211
           Class B..........................           139,584
           Class C..........................           283,672

        Nuveen Michigan Municipal Bond Fund
           Class A..........................          $422,305
           Class B..........................            84,988
           Class C..........................           277,508

        Nuveen Missouri Municipal Bond Fund
           Class A..........................          $412,032
           Class B..........................            80,406
           Class C..........................           124,206

        Nuveen Ohio Municipal Bond Fund
           Class A..........................          $772,455
           Class B..........................           206,907
           Class C..........................           330,851

        Nuveen Wisconsin Municipal Bond Fund
           Class A..........................          $ 72,115
           Class B..........................            46,085
           Class C..........................            33,743


   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT ACCOUNTANTS AND CUSTODIAN



   PricewaterhouseCoopers LLP, independent accountants, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.



   Effective November 1, 2002, the custodian of the Funds' assets will be State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services. Effective October 4, 2002, the Funds' transfer, shareholder services, and dividend paying agent will be Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184. Until November 1, 2002 the funds' custodian is The Chase Manhattan Bank and prior to 0ctober 4, 2002, the funds' transferer, shareholder services and dividend paying agent is Chase Global Funds Services Company.


FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                   MAI-MS4-0902

[GRAPHIC]

Nuveen Municipal Bond Funds

                                               Annual Report dated May 31, 2002

Dependable, tax-free income to help you keep more of what you earn.

[GRAPHIC]

Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

                                  It's not what you earn, it's what you keep./r/

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Once you sign up, you'll receive an e-mail notice the moment Fund reports are
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And if you decide you don't like receiving your reports electronically, it's a
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Sign up today -- here's what you need to do...

If your Nuveen Fund dividends and statements COME DIRECTLY TO YOU
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If your Nuveen Fund dividends and statements COME FROM YOUR FINANCIAL ADVISOR
BROKERAGE ACCOUNT, follow the steps outlined below:

 1.Go to www.investordelivery.com.

 2.Look at the address sheet that accompanied this report. Enter the personal
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--------------------------------------------------------------------------------
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED        MAY LOSE VALUE         NO BANK GUARANTEE

[GRAPHIC]
[Photo of Timothy R. Schwertfeger]

     "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

 Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

[GRAPHIC]

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Tom Futrell and Rick Huber examine economic and market conditions, key investment strategies, and the performance of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund. Tom, who has managed the Kansas, Michigan, Missouri, and Wisconsin funds since 2002, has 19 years of investment experience with Nuveen. Rick, a 5-year Nuveen veteran, has 17 years of investment experience and has managed the Kentucky and Ohio funds since March of 2001.

--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed-income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year.*

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed primarily from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Some states experienced supply increases far more than this average, such as Wisconsin, whose year-to-date issuance jumped nearly 121 percent. Yet issuance in the other five states discussed in this report trailed the national average. During the same five-month time span, Kansas supply fell 20 percent; Kentucky supply declined 32 percent; Michigan supply dropped 29 percent; Missouri supply fell 43 percent; and Ohio supply declined 36 percent.

Q. How did these six Nuveen funds perform during the past 12 months?


A. The chart on the next page provides performance information for Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares each fund's performance to that of its peers (as measured by its Lipper category average) and to

--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

*According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

--------------------------------------------------------------------------------
One-Year Total Returns as of 5-31-02
----------------------------------------------------------------
Nuveen Kansas Municipal Bond Fund/1/                       6.06%
Lipper Kansas Municipal Debt Funds
category average/2/                                        5.65%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Kentucky Municipal Bond Fund/1/                     6.22%
Lipper Kentucky Municipal Debt Funds
category average/4/                                        5.35%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Michigan Municipal Bond Fund/1/                     6.70%
Lipper Michigan Municipal Debt Funds
category average/5/                                        5.74%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Missouri Municipal Bond Fund/1/                     6.20%
Lipper Missouri Municipal Debt Funds
category average/6/                                        5.79%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Ohio Municipal Bond Fund/1/                         5.57%
Lipper Ohio Municipal Debt Funds
category average/7/                                        5.57%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Wisconsin Municipal Bond Fund/1/                    6.26%
Lipper Other States Municipal Debt Funds
category average/8/                                        5.73%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------

the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin funds had durations of 8.10, 6.36, 8.12, 7.56, 6.84, and 8.62, respectively.

Q. What strategies were used to manage these Nuveen funds during the fiscal year ended May 31, 2002?

A. All six funds were managed in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. Despite this common management approach, we also administered each fund uniquely, depending on state-by-state factors.

--------------------------------------------------------------------------------

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Kansas Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 10 funds in the Lipper Kansas Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Kentucky Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 16 funds in the Lipper Kentucky Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen Michigan Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 43 funds in the Lipper Michigan Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

6 For the Nuveen Missouri Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 20 funds in the Lipper Missouri Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

7 For the Nuveen Ohio Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 47 funds in the Lipper Ohio Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

8 For the Nuveen Wisconsin Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 67 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3

--------------------------------------------------------------------------------
Tom Futrell ~ Kansas, Michigan, Missouri, and Wisconsin

For all four funds, we focused our management on enhancing structure and duration. Seeking to provide a healthy income stream for shareholders, we constantly monitored when securities in the portfolios were due to mature, selling bond issues once they no longer fit within our overall strategy. We sought to improve the funds' durations, particularly in cases when we thought it was longer than ideal. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed-income securities, we knew such performance could be sustained only as long as rates remained low. While we don't think interest rates will increase in the near future, we thought it generally would be more prudent to reduce duration. By doing so, we could get closer to our goal of creating steady, research-driven fund performance that could potentially be maintained in any interest rate environment.

One quality that Kansas, Missouri, and Michigan had in common during the past 12 months was that new municipal bonds were in short supply relative to investor demand. Thus, it was occasionally difficult to find tax-exempt securities that fit within the structure we wanted for each portfolio. Our trading activity depended on how well we thought each fund was already structured. For example, we were generally pleased with the makeup of the Kansas fund during the period and made few major investment changes as a result. This was also true of the Missouri and Michigan funds, which we thought were acceptably structured. For Michigan in particular, portfolio structure helped provide shareholders with an attractive income stream and boosted the total return during the past 12 months. In this fund, we took advantage of attractive healthcare opportunities. One such healthcare investment that continued to perform well was a purchase of bonds issued by Detroit Medical Center. We initiated this investment several years ago amid widespread skepticism about the center's financial health. We bought these bonds after Nuveen Research determined that Detroit Medical Center was in better financial shape than generally believed, a decision that has so far proven true.

Another management strategy we employed during the period was to consistently manage the funds' concentration risk, the risk that any one issuer would make up too large a percentage of the portfolio. In particular, we were concerned about being overexposed to lower-rated securities, which are more vulnerable to credit problems. Concentration risk was a factor in our management of the Kansas fund, in which we cut our position in certain holdings that we thought were excessively represented. By contrast, we felt the Missouri fund was fairly well diversified, making it unnecessary to sell off portions of our largest investments to reduce risk.

When we did add new securities to any of the four funds, we looked to buy suitable tax-free bonds offering relatively high coupons and due to mature in 15 to 20 years, a maturity range that we thought offered particular value during the period. In addition, when appropriate, we looked to sell bonds issued by U.S. territories, such as Puerto Rico and the Virgin Islands (territorial bonds are fully tax-exempt for investors in every state), and reinvest the proceeds in attractive in-state bonds. We followed this approach for all four portfolios, but it was especially important in Wisconsin, a state that historically has a short supply of municipal securities exempt from both state and federal taxes. Many of the in-state securities we did add during the period were non-rated municipal bonds providing an attractive income stream relative to other high-grade Wisconsin securities. These non-rated bonds were deemed by Nuveen Research to be investment grade.

Rick Huber ~ Kentucky and Ohio

In managing the Kentucky and Ohio funds, we made relatively few overall changes to the portfolio during the past year. In general, we looked to shorten the funds' durations and make them less sensitive to future changes in interest rates. We also sought to manage the funds' call exposure. When interest rates are low, issuers may opt to redeem high coupon bonds and replace them with bonds paying lower prevailing interest rates. By managing the funds' exposure to calls, we sought to keep shareholder income as high as possible for the near future.

For both funds, we were primarily focused on identifying attractive bonds to add to the portfolio as they became available. Relative to investor demand, supply of securities was relatively modest, making it a challenge to find suitable securities that would both meet our diversification requirements and allow us to structure the portfolios as we wished. Whenever we found a bond issue that did both, we generally tried to take advantage of the opportunity.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
In the Ohio fund, we were actively involved in the health-care sector because of a handful of attractive opportunities that came to market during the period. In our opinion, this sector offered compelling values for investors, paying an attractive level of income compared to the overall high-grade investment market. Healthcare bonds were in strong demand during the period, a fact that helped boost fund performance. For example, in Ohio's Montgomery County, bonds issued by Kettering Medical Center performed extremely well for the fund. This issuer was, in our opinion, backed by strong fundamentals and enjoyed excellent support from the city of Dayton. Further helping performance was our ability to purchase these bonds at what we believed was an attractive price. The fund's investment in revenue bonds issued for Children's Hospital in Franklin County was a second significant healthcare purchase for the fund. Beyond the healthcare sector, we also took advantage of a number of education related opportunities during the period, investing, for example, in debt issued by school systems in Ohio's Cincinnati, Columbus, and Springfield regions.

In the Kentucky fund, we took an overall management approach similar to that used in the Ohio fund. With Ken-tucky issuance particularly sluggish during the past 12 months, however, our efforts were generally focused on simply finding attractive securities to add to the fund. In essence, we sought to use diligent research and various portfolio management techniques to uncover and realize as much value as possible for shareholders. For example, during the first quarter of 2002 we purchased a series of Northern Kentucky Water District revenue bonds. This purchase helped us add valuable diversification to the portfolio. Another area of investment for the fund during the period was the airport sector. In the fallout following September 11, investors generally shunned airport bonds, even though many were insured, meaning their income payments were guaranteed by a third party. We attempted to take advantage of this situation by investing in bond issues that we thought were priced attractively.

Q. What is your outlook for the municipal market in general and these Nuveen funds in particular?

A. We believe conditions may remain favorable for municipal bond performance in Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed-income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

Looking forward, we expect that our fund management strategy will vary little during the next 12 months. For the Kansas, Michigan, Missouri, and Wisconsin funds, we will continue to seek to improve portfolio structure and manage duration to maximize the funds' income-generating potential for shareholders. In addition, we'll seek to further reduce concentration risk, potentially avoiding excessive vulnerability to sudden interest rate changes or unexpected credit problems. We'll also follow a similar course of action for the Kentucky and Ohio funds. Rather than focusing on certain economic sectors, we'll look to spread our investments across multiple areas and take advantage of attractive opportunities as they become available. Our goal is to develop portfolios that may generate solid performance, whatever the overall market conditions. In our opinion, that's the most prudent course of action we can follow for our shareholders.

                             Annual Report | Page 5

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                   Nuveen Kansas Municipal Bond Fund
================================================================================

Quick Facts
                                    A Shares        B Shares       C Shares     R Shares
----------------------------------------------------------------------------------------
NAV                                 $10.25          $10.18         $10.27        $10.30
----------------------------------------------------------------------------------------
Latest Dividend/1/                  $0.0415         $0.0350        $0.0370       $0.0435
----------------------------------------------------------------------------------------
Inception Date                       1/92            2/97           2/97          2/97
----------------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                              NAV          Offer

1-Year                               6.06%         1.56%
--------------------------------------------------------
5-Year                               5.21%         4.31%
--------------------------------------------------------
10-Year                              6.09%         5.64%
--------------------------------------------------------

B Shares                             w/o CDSC      w/CDSC
1-Year                               5.30%         1.30%
--------------------------------------------------------
5-Year                               4.44%         4.27%
--------------------------------------------------------
10-Year                              5.50%         5.50%
--------------------------------------------------------

C Shares                              NAV
1-Year                               5.60%
------------------------------------------
5-Year                               4.65%
------------------------------------------
10-Year                              5.64%
------------------------------------------

R Shares                              NAV
1-Year                               6.38%
------------------------------------------
5-Year                               5.48%
------------------------------------------
10-Year                              6.26%
------------------------------------------

Tax-Free Yields
A Shares                              NAV          Offer
SEC 30-Day Yield                     4.50%         4.31%
--------------------------------------------------------
Taxable-Equivalent Yield/3/          6.87%         6.58%
--------------------------------------------------------

B Shares                              NAV
SEC 30-Day Yield                     3.75%
------------------------------------------
Taxable-Equivalent Yield/3/          5.73%
------------------------------------------

C Shares                              NAV
SEC 30-Day Yield                     3.95%
------------------------------------------
Taxable-Equivalent Yield/3/          6.03%
------------------------------------------

R Shares                              NAV
------------------------------------------
SEC 30-Day Yield                     4.70%
------------------------------------------
Taxable-Equivalent Yield/3/          7.18%
------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                               NAV         Offer
1-Year                                3.41%        -0.94%
---------------------------------------------------------
5-Year                               5.27%         4.36%
---------------------------------------------------------
10-Year                              6.09%         5.64%
---------------------------------------------------------

B Shares                           w/o CDSC        w/CDSC
1-Year                               2.64%         -1.29%
---------------------------------------------------------
5-Year                               4.47%         4.30%
---------------------------------------------------------
10-Year                              5.50%         5.50%
---------------------------------------------------------

C Shares                              NAV
1-Year                               2.86%
------------------------------------------
5-Year                               4.70%
------------------------------------------
10-Year                              5.65%
------------------------------------------

R Shares                              NAV
1-Year                               3.63%
------------------------------------------
5-Year                               5.57%
------------------------------------------
10-Year                              6.26%
------------------------------------------

Bond Credit Quality/4/
[Pie Chart Appears Here]
                         AAA/U.S. Guaranteed       41%
                         AA                        17%
                         A                         16%
                         BBB                       12%
                         NR                        13%
                         Other                     1%

Top Five Sectors/4/
Healthcare                                         18%
------------------------------------------------------
Tax Obligation (Limited)                           16%
------------------------------------------------------
Tax Obligation (General)                           15%
------------------------------------------------------
Housing (Multifamily)                              13%
------------------------------------------------------
U.S. Guaranteed                                    11%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                            $ 125,039
------------------------------------------------------
Average Effective Maturity (Years)               19.38
------------------------------------------------------
Average Duration                                  8.10
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02               Nuveen Kentucky Municipal Bond Fund
================================================================================
Quick Facts
                               A Shares       B Shares       C Shares      R Shares
-----------------------------------------------------------------------------------
NAV                             $ 10.92        $ 10.92         $10.91       $ 10.90
-----------------------------------------------------------------------------------
Latest Dividend/1/              $0.0445        $0.0375       $ 0.0395       $0.0460
-----------------------------------------------------------------------------------
Inception Date                     5/87           2/97          10/93          2/97
-----------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.22%       1.79%
------------------------------------------------------
5-Year                               5.09%       4.20%
------------------------------------------------------
10-Year                              6.07%       5.61%
------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                               5.42%       1.42%
-------------------------------------------------------
5-Year                               4.29%       4.13%
-------------------------------------------------------
10-Year                              5.54%       5.54%
-------------------------------------------------------

C Shares                             NAV
1-Year                               5.64%
-------------------------------------------------------
5-Year                               4.52%
-------------------------------------------------------
10-Year                              5.48%
-------------------------------------------------------

R Shares                             NAV
1-Year                               6.40%
-------------------------------------------------------
5-Year                               5.30%
-------------------------------------------------------
10-Year                              6.16%
-------------------------------------------------------

Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.37%       4.19%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          6.62%       6.35%
-------------------------------------------------------

B Shares                             NAV
SEC 30-Day Yield                     3.63%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          5.50%
-------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.83%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          5.80%
-------------------------------------------------------

R Shares                             NAV
-------------------------------------------------------
SEC 30-Day Yield                     4.58%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          6.94%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                             NAV          Offer
1-Year                               3.82%       -0.56%
-------------------------------------------------------
5-Year                               5.04%        4.14%
-------------------------------------------------------
10-Year                              6.06%        5.61%
-------------------------------------------------------

B Shares                            w/o CDSC     w/CDSC
1-Year                              3.05%        -0.90%
-------------------------------------------------------
5-Year                               4.27%        4.10%
-------------------------------------------------------
10-Year                              5.53%        5.53%
-------------------------------------------------------

C Shares                             NAV
1-Year                              3.26%
-------------------------------------------------------
5-Year                              4.48%
-------------------------------------------------------
10-Year                             5.48%
-------------------------------------------------------

R Shares                             NAV
1-Year                              4.00%
-------------------------------------------------------
5-Year                              5.26%
-------------------------------------------------------
10-Year                             6.15%
-------------------------------------------------------

Bond Credit Quality/4/
[Pie Chart Appears Here]
                        AAA/U.S. Guaranteed         54%
                        AA                          11%
                        A                           11%
                        BBB                         19%
                        NR                           2%
                        Other                        3%

Top Five Sectors/4/
Tax Obligation (Limited)                            23%
-------------------------------------------------------
Healthcare                                          13%
-------------------------------------------------------
U.S. Guaranteed                                     10%
-------------------------------------------------------
Water and Sewer                                      8%
-------------------------------------------------------
Utilities                                            8%
-------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $ 466,243
-------------------------------------------------------
Average Effective Maturity (Years)                17.83
-------------------------------------------------------
Average Duration                                   6.36
-------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of long-term bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 7

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Michigan Municipal Bond Fund
================================================================================
Quick Facts
                                     A Shares      B Shares       C Shares       R Shares
-----------------------------------------------------------------------------------------
NAV                                  $ 11.55        $ 11.57        $ 11.54       $ 11.56
-----------------------------------------------------------------------------------------
Latest Capital Gain/1/               $0.0264        $0.0264        $0.0264       $0.0264
-----------------------------------------------------------------------------------------
Latest Dividend/2/                   $0.0465        $0.0390        $0.0410       $0.0485
-----------------------------------------------------------------------------------------
Inception Date                          6/85          2/97            6/93          2/97
-----------------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares                             NAV         Offer
1-Year                               6.70%       2.22%
------------------------------------------------------
5-Year                               5.21%       4.32%
------------------------------------------------------
10-Year                              6.04%       5.59%
------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                               5.88%       1.88%
-------------------------------------------------------
5-Year                               4.42%       4.25%
-------------------------------------------------------
10-Year                              5.53%       5.53%
-------------------------------------------------------

C Shares                             NAV
1-Year                               6.11%
-------------------------------------------------------
5-Year                               4.65%
-------------------------------------------------------
10-Year                              5.43%
-------------------------------------------------------

R Shares                             NAV
1-Year                               6.99%
-------------------------------------------------------
5-Year                               5.43%
-------------------------------------------------------
10-Year                              6.16%
-------------------------------------------------------

Tax-Free Yields
-------------------------------------------------------
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.17%       4.00%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          6.22%       5.97%
-------------------------------------------------------

B Shares                             NAV
SEC 30-Day Yield                     3.43%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          5.12%
-------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.63%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          5.42%
-------------------------------------------------------

R Shares                             NAV
SEC 30-Day Yield                     4.37%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          6.52%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/3/
A Shares                              NAV          Offer
1-Year                               4.34%        -0.01%
--------------------------------------------------------
5-Year                               5.23%         4.33%
--------------------------------------------------------
10-Year                              6.07%         5.61%
--------------------------------------------------------

B Shares                          w/o CDSC        w/CDSC
1-Year                               3.46%        -0.50%
--------------------------------------------------------
5-Year                               4.43%         4.27%
--------------------------------------------------------
10-Year                              5.54%         5.54%
--------------------------------------------------------

C Shares                              NAV
1-Year                              3.67%
--------------------------------------------------------
5-Year                              4.65%
--------------------------------------------------------
10-Year                             5.44%
--------------------------------------------------------

R Shares                             NAV
1-Year                              4.53%
--------------------------------------------------------
5-Year                              5.42%
--------------------------------------------------------
10-Year                             6.17%
--------------------------------------------------------

Bond Credit Quality/5/
[Pie Chart Appears Here]
                         AAA/U.S. Guaranteed         72%
                         AA                           7%
                         A                            5%
                         BBB                         13%
                         NR                           3%

Top Five Sectors/5/
Tax Obligation (General)                             24%
--------------------------------------------------------
Healthcare                                           15%
--------------------------------------------------------
U.S. Guaranteed                                      15%
--------------------------------------------------------
Tax Obligation (Limited)                             13%
--------------------------------------------------------
Water and Sewer                                      11%
--------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                              $ 277,427
--------------------------------------------------------
Average Effective Maturity (Years)                 17.94
--------------------------------------------------------
Average Duration                                    8.12
--------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 8

Fund Spotlight as of 5/31/02                 Nuveen Missouri Municipal Bond Fund
================================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                      $ 10.81       $ 10.81        $ 10.81       $ 10.82
--------------------------------------------------------------------------------
Latest Dividend/1/       $0.0445       $0.0375        $0.0395       $0.0460
--------------------------------------------------------------------------------
Inception Date              8/87          2/97           2/94          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.20%       1.73%
------------------------------------------------------
5-Year                               5.26%       4.37%
------------------------------------------------------
10-Year                              6.09%       5.64%
------------------------------------------------------
B Shares                             w/o CDSC    w/CDSC
1-Year                               5.38%       1.38%
------------------------------------------------------
5-Year                               4.47%       4.30%
------------------------------------------------------
10-Year                              5.56%       5.56%
------------------------------------------------------
C Shares                             NAV
1-Year                               5.72%
------------------------------------------------------
5-Year                               4.69%
------------------------------------------------------
10-Year                              5.51%
------------------------------------------------------
R Shares                             NAV
1-Year                               6.47%
------------------------------------------------------
5-Year                               5.48%
------------------------------------------------------
10-Year                              6.21%
------------------------------------------------------
Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.36%       4.17%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.61%       6.32%
------------------------------------------------------
B Shares                             NAV
SEC 30-Day Yield                     3.61%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.47%
------------------------------------------------------
C Shares                             NAV
SEC 30-Day Yield                     3.81%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.77%
------------------------------------------------------
R Shares                             NAV
SEC 30-Day Yield                     4.56%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.91%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                 NAV          Offer
1-Year                   4.10%       -0.25%
-------------------------------------------
5-Year                   5.29%        4.38%
-------------------------------------------
10-Year                  6.13%        5.67%
-------------------------------------------
B Shares                 w/o CDSC    w/CDSC
1-Year                   3.29%       -0.66%
-------------------------------------------
5-Year                   4.50%        4.33%
-------------------------------------------
10-Year                  5.60%        5.60%
-------------------------------------------
C Shares                 NAV
1-Year                   3.43%
-------------------------------------------
5-Year                   4.71%
-------------------------------------------
10-Year                  5.54%
-------------------------------------------
R Shares                 NAV
1-Year                   4.36%
-------------------------------------------
5-Year                   5.53%
-------------------------------------------
10-Year                  6.24%
-------------------------------------------
Bond Credit Quality/4/

[PieChart Appears Here]  AAA/U.S. Guaranteed         53%
                         -------------------------------
                         AA                           9%
                         -------------------------------
                         A                           10%
                         -------------------------------
                         BBB                          7%
                         -------------------------------
                         NR                          19%
                         -------------------------------
                         Other                        2%
                         -------------------------------
Top Five Sectors/4/
Tax Obligation (Limited)                             17%
--------------------------------------------------------
Education and Civic Organizations                    13%
--------------------------------------------------------
Healthcare                                           12%
--------------------------------------------------------
Long-Term Care                                       12%
--------------------------------------------------------
U.S. Guaranteed                                      11%
--------------------------------------------------------
Portfolio Statistics
Net Assets ($000)                       $ 237,564
-------------------------------------------------
Average Effective Maturity (Years)          18.97
-------------------------------------------------
Average Duration                             7.56
-------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 9

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Ohio Municipal Bond Fund
================================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                      $ 11.16       $ 11.15        $ 11.15       $ 11.15
--------------------------------------------------------------------------------
Latest Dividend/1/       $0.0450       $0.0380        $0.0400       $0.0470
--------------------------------------------------------------------------------
Inception Date              6/85          2/97           8/93          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                              NAV        Offer
1-Year                               5.57%       1.10%
------------------------------------------------------
5-Year                               4.92%       4.02%
------------------------------------------------------
10-Year                              5.67%       5.22%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
1-Year                               4.79%       0.79%
------------------------------------------------------
5-Year                               4.14%       3.97%
------------------------------------------------------
10-Year                              5.14%       5.14%
------------------------------------------------------

C Shares                              NAV
1-Year                               5.01%
------------------------------------------------------
5-Year                               4.35%
------------------------------------------------------
10-Year                              5.10%
------------------------------------------------------

R Shares                              NAV
1-Year                               5.80%
------------------------------------------------------
5-Year                               5.12%
------------------------------------------------------
10-Year                              5.78%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
SEC 30-Day Yield                     4.07%       3.90%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.26%       6.00%
------------------------------------------------------

B Shares                              NAV
SEC 30-Day Yield                     3.32%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.11%
------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.52%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.42%
------------------------------------------------------

R Shares                             NAV
SEC 30-Day Yield                     4.27%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.57%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/

A Shares                  NAV                        Offer
1-Year                   2.80%                       -1.49%
-----------------------------------------------------------
5-Year                   4.87%                        3.98%
-----------------------------------------------------------
10-Year                  5.68%                        5.23%
-----------------------------------------------------------

B Shares              w/o CDSC                      w/CDSC
1-Year                   2.04%                      -1.87%
----------------------------------------------------------
5-Year                   4.11%                       3.95%
----------------------------------------------------------
10-Year                  5.15%                       5.15%
----------------------------------------------------------

C Shares                 NAV
1-Year                   2.26%
------------------------------------------------------
5-Year                   4.30%
------------------------------------------------------
10-Year                  5.11%
------------------------------------------------------

R Shares                 NAV
1-Year                   2.93%
------------------------------------------------------
5-Year                   5.07%
------------------------------------------------------
10-Year                  5.79%
------------------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                                      66%
AA                                                       13%
A                                                         8%
BBB                                                       6%
NR                                                        6%
Other                                                     1%

Top Five Sectors/4/

Tax Obligation (General)                                 20%
------------------------------------------------------------
U.S. Guaranteed                                          17%
------------------------------------------------------------
Healthcare                                               16%
------------------------------------------------------------
Utilities                                                10%
------------------------------------------------------------
Tax Obligation (Limited)                                  8%
------------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                                   $595,060
------------------------------------------------------------
Average Effective Maturity (Years)                     16.88
------------------------------------------------------------
Average Duration                                        6.84
------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2002. Holdings are subject to change.


                            Annual Report | Page 10

Fund Spotlight as of 5/31/02               Nuveen Wisconsin Municipal Bond Fund
===============================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares

NAV                     $ 10.14        $ 10.17        $ 10.16       $ 10.18
-------------------------------------------------------------------------------
Latest Dividend/1/      $0.0370        $0.0310        $0.0325       $0.0390
-------------------------------------------------------------------------------
Inception Date             6/94           2/97          2/97           2/97
-------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.26%       1.77%
------------------------------------------------------
5-Year                               5.43%       4.53%
------------------------------------------------------
Since Inception                      5.65%       5.09%
------------------------------------------------------
B Shares                             w/o CDSC    w/CDSC
1-Year                               5.49%       1.49%
------------------------------------------------------
5-Year                               4.66%       4.49%
------------------------------------------------------
Since Inception                      4.97%       4.97%
------------------------------------------------------
C Shares                             NAV
1-Year                               5.58%
------------------------------------------------------
5-Year                               4.85%
------------------------------------------------------
Since Inception                      5.17%
------------------------------------------------------
R Shares                             NAV
1-Year                               6.36%
------------------------------------------------------
5-Year                               5.66%
------------------------------------------------------
Since Inception                      5.83%
------------------------------------------------------
Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.27%       4.09%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.52%       6.24%
------------------------------------------------------
B Shares                             NAV
SEC 30-Day Yield                     3.53%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.39%
------------------------------------------------------
C Shares                             NAV
SEC 30-Day Yield                     3.73%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.69%
------------------------------------------------------
R Shares                             NAV
SEC 30-Day Yield                     4.47%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.82%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                 NAV                    Offer
1-Year                   3.04%                 -1.27%
-----------------------------------------------------
5-Year                   5.34%                  4.45%
-----------------------------------------------------
Since Inception          5.41%                  4.83%
-----------------------------------------------------
B Shares                 w/o CDSC              w/CDSC
1-Year                   2.20%                 -1.74%
-----------------------------------------------------
5-Year                   4.59%                  4.42%
-----------------------------------------------------
Since Inception          4.73%                  4.73%
-----------------------------------------------------
C Shares                 NAV
1-Year                   2.38%
-----------------------------------------------------
5-Year                   4.79%
-----------------------------------------------------
Since Inception          4.93%
-----------------------------------------------------
R Shares                 NAV
1-Year                   3.14%
-----------------------------------------------------
5-Year                   5.60%
-----------------------------------------------------
Since Inception          5.59%
-----------------------------------------------------
Bond Credit Quality/4/
[PieChart Appears Here] AAA/U.S. Guaranteed      43%
                         ----------------------------
                         AA                       15%
                         ----------------------------
                         A                        16%
                         ----------------------------
                         BBB                       5%
                         ----------------------------
                         NR                       17%
                         ----------------------------
                         Other                     4%
                         ----------------------------

Top Five Sectors/4/
Tax Obligation (Limited)                          44%
-----------------------------------------------------
U.S. Guaranteed                                   21%
-----------------------------------------------------
Housing (Multifamily)                              9%
-----------------------------------------------------
Education and Civic Organizations                  5%
-----------------------------------------------------
Healthcare                                         4%
-----------------------------------------------------
Portfolio Statistics
Net Assets ($000)                            $ 48,802
-----------------------------------------------------
Average Effective Maturity (Years)              17.14
-----------------------------------------------------
Average Duration                                 8.62
-----------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                            Annual Report | Page 11

Growth of an Assumed $10,000 Investment

Nuveen Kansas Municipal Bond Fund/1, 2/

[GRAPHIC]

       Lehman Brothers Municipal         Nuveen Kansas Municipal        Nuveen Kansas Municipal
              Bond Index                     Bond Fund (NAV)               Bond Fund (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11413                          10934
5/94             11472                           11487                          11004
5/95             12517                           12383                          11863
5/96             13089                           12834                          12295
5/97             14175                           14017                          13428
5/98             15505                           15325                          14681
5/99             16230                           15910                          15242
5/00             16091                           15211                          14572
5/01             18047                           17040                          16324
5/02             19220                           18073                          17314

Nuveen Kansas Municipal Bond Fund (Offer) $17,314
Nuveen Kansas Municipal Bond Fund (NAV) $18,073
Lehman Brothers Municipal Bond Index $19,220

Nuveen Kentucky Municipal Bond Fund /1, 2/

[GRAPHIC]

        Lehman Brothers Municipal          Nuveen Kentucky                Nuveen Kentucky
               Bond Index              Municipal Bond Index (NAV)     Municipal Bond Index (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11240                          10768
5/94             11472                           11456                          10975
5/95             12517                           12535                          12009
5/96             13089                           13042                          12494
5/97             14175                           14066                          13476
5/98             15505                           15331                          14687
5/99             16230                           15896                          15229
5/00             16091                           15375                          14729
5/01             18047                           16974                          16261
5/02             19220                           18029                          17272

Nuveen Kentucky Municipal Bond Fund (Offer) $17,272
Nuveen Kentucky Municipal Bond Fund (NAV) $18,029
Lehman Brothers Municipal Bond Index $19,220

Nuveen Michigan Municipal Bond Fund /1, 2/

[GRAPHIC]

        Lehman Brothers Municipal           Nuveen Michigan                Nuveen Michigan
               Bond Index              Municipal Bond Index (NAV)     Municipal Bond Index (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11226                          10754
5/94             11472                           11433                          10953
5/95             12517                           12411                          11890
5/96             13089                           12861                          12321
5/97             14175                           13948                          13362
5/98             15505                           15198                          14559
5/99             16230                           15721                          15060
5/00             16091                           15123                          14488
5/01             18047                           16854                          16146
5/02             19220                           17984                          17228

Nuveen Michigan Municipal Bond Fund (Offer) $17,228
Nuveen Michigan Municipal Bond Fund (NAV) $17,984
Lehman Brothers Municipal Bond Index $19,220

 The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

 /1/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

/2/ The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                                      Annual Report | Page 12

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Missouri Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Missouri       Nuveen Missouri
       Lehman Brothers        Municipal Bond Fund   Municipal Bond Fund
       Municipal Bond Index   (NAV) $18,057         (Offer) $17,299
       $19,220
5/92         $10,000               $10,000              $ 9,580
5/93         $11,196               $11,252              $10,779
5/94         $11,472               $11,524              $11,040
5/95         $12,517               $12,468              $11,944
5/96         $13,089               $12,905              $12,363
5/97         $14,175               $13,974              $13,387
5/98         $15,505               $15,276              $14,634
5/99         $16,230               $15,881              $15,214
5/00         $16,091               $15,329              $14,685
5/01         $18,047               $17,004              $16,289
5/02         $19,220               $18,057              $17,299


Nuveen Ohio Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Ohio           Nuveen Ohio
        Lehman Brothers       Municipal Bond Fund   Municipal Bond Fund
        Municipal Bond Index  (NAV) $17,361         (Offer) $16,632
        $19,220
5/92         $10,000               $10,000              $10,000
5/93         $11,196               $11,120              $10,653
5/94         $11,472               $11,367              $10,889
5/95         $12,517               $12,276              $11,760
5/96         $13,089               $12,718              $12,184
5/97         $14,175               $13,657              $13,083
5/98         $15,505               $14,851              $14,227
5/99         $16,230               $15,436              $14,788
5/00         $16,091               $14,944              $14,316
5/01         $18,047               $16,445              $15,755
5/02         $19,220               $17,361              $16,632

Nuveen Wisconsin Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Wisconsin      Nuveen Wisconsin
        Lehman Brothers       Municipal Bond Fund   Municipal Bond Fund
        Municipal Bond Index  (NAV) $15,524         (Offer) $14,872
        $16,753
             $10,000               $10,000              $10,000
5/95         $10,911               $10,734              $10,283
5/96         $11,409               $11,094              $10,628
5/97         $12,356               $11,915              $11,415
5/98         $13,516               $13,131              $12,580
5/99         $14,147               $13,633              $13,061
5/00         $14,026               $12,947              $12,404
5/01         $15,731               $14,610              $13,996
5/02         $16,753               $15,524              $14,872

--------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report | Page 13

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 3.8%

    $  1,000 Dodge City, Kansas, Pollution Control Revenue Refunding      11/02 at 102.00       Aa3 $      1,037,980
              Bonds (Excel Corporation Project/Cargill), Series 1992,
              6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+        3,654,675
              Revenue Bonds (Excel Corporation Project/Cargill), Series
              1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 1.6%

       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00         A        1,005,900
              Revenue Bonds (Cessna Citation Service Center), Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 City of Wichita, Kansas, Industrial Revenue Bonds (NMF        8/07 at 101.00       AA-        1,039,530
              America Inc.), Series 2000II, 5.800%, 8/01/15 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.3%

         410 Wichita Airport Authority, Kansas, Airport Facilities         9/02 at 102.00        AA          419,442
              Refunding Revenue Bonds (Wichita Airport Hotel Associates,
              L.P. Project), Series 1992, 7.000%, 3/01/05
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.6%

       2,000 Garden City, Kansas, Sewage Disposal Revenue Bonds            9/07 at 102.00      BBB+        1,968,900
              (Monfort, Inc. Project - ConAgra, Inc. Guarantor), Series
              1997, 5.750%, 9/01/17 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.3%

       2,465 Neosho County Community College, Kansas, Student Union and    6/09 at 100.00       N/R        2,545,310
              Dormitory System Refunding and Improvement Revenue Bonds,
              Series 1999, 7.000%, 6/01/30

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB        1,494,975
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA        1,009,664
              Series 2001A, 5.500%, 7/01/16

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA          285,455
              Series 2001B, 5.500%, 7/01/16
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 17.5%

       4,250 Colby, Kansas, Health Facilities Refunding Revenue Bonds      8/08 at 100.00       N/R        3,838,600
              (Citizens Medical Center, Inc.), Series 1998,
              5.625%, 8/15/16

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA        5,115,448
              Revenue Bonds (Sisters of Charity of Leavenworth Health
              Services Corporation), Series 2000K, 6.500%, 12/01/16

             City of Lawrence, Kansas, Hospital Revenue Bonds (The
              Lawrence Memorial Hospital), Series 1994:
         575  6.200%, 7/01/14                                              7/04 at 100.00      Baa1          586,443
         400  6.200%, 7/01/19                                              7/04 at 100.00      Baa1          405,128

       1,110 City of Lawrence, Kansas, Hospital Revenue Bonds (The         7/09 at 100.00        AA        1,137,473
              Lawrence Memorial Hospital), Series 1999, 5.750%, 7/01/24

             City of Manhattan, Kansas, Hospital Revenue Bonds (Mercy
              Health Center of Manhattan), Series 2001:
       1,025  5.000%, 8/15/14                                              8/11 at 100.00       AAA        1,055,033
       1,075  5.000%, 8/15/15                                              8/11 at 100.00       AAA        1,097,597

             City of Newton, Kansas, Hospital Refunding Revenue Bonds
             (Newton Healthcare Corporation), Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-          947,860
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-        1,623,230

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA          108,860
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%, 7/01/24

       5,780 City of Wichita, Kansas, Hospital Facilities Improvement     11/09 at 101.00        A+        6,021,199
              and Refunding Revenue Bonds (Via Christi Health System,
              Inc.), Series 1999XI, 6.250%, 11/15/24

----
14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 12.6%

    $  5,000 Kansas Development Finance Authority, Multifamily Housing    12/08 at 101.00       N/R $     4,514,700
              Refunding Revenue Bonds (First Kansas State Partnership,
              L.P. Project), Series 1998Y, 6.125%, 12/01/28 (Alternative
              Minimum Tax)

       1,715 Kansas Development Finance Authority, Multifamily Housing    12/10 at 100.00       AAA       1,766,484
              Senior Revenue Bonds (Chimney Hills Apartments Project),
              Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax)

             Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds
             (Barrington Park Apartments Project), Series 1993A:
         445  6.300%, 2/01/09                                              2/03 at 102.00        AA         454,670
         475  6.400%, 2/01/10                                              2/03 at 102.00        AA         485,308
       2,000  6.450%, 2/01/18                                              2/03 at 102.00        AA       2,043,360
       1,000  6.500%, 2/01/23                                              2/03 at 102.00        AA       1,018,200

       1,000 City of Olathe, Kansas, Multifamily Housing Refunding         6/04 at 102.00       AAA       1,039,550
              Revenue Bonds (Federal National Mortgage Association
              Program - Deerfield Apartments Project), Series 1994A,
              6.450%, 6/01/19

             City of Wichita, Kansas, Multifamily Housing Revenue
             Refunding Bonds (The Shores Apartments Project), Series
             1994XI-A:
       1,500  6.700%, 4/01/19                                              4/09 at 102.00        AA       1,580,475
       2,000  6.800%, 4/01/24                                              4/09 at 102.00        AA       2,122,320

         700 City of Wichita, Kansas, Multifamily Housing Revenue Bonds   12/05 at 102.00       BBB         699,559
              (Brentwood Apartments Project), Senior Lien Series
              1995IX-A, 5.850%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.2%

         110 City of Olathe, Labette County, Kansas, Collateralized        2/05 at 105.00       Aaa         118,138
              Single Family Mortgage Refunding Revenue Bonds, Series
              1994C-I, 7.800%, 2/01/25

       1,350 Sedgwick and Shawnee Counties, Kansas, Single Family            No Opt. Call       Aaa       1,514,160
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1997 Series A-1, 6.950%, 6/01/29 (Alternative
              Minimum Tax)

       3,450 Sedgwick and Shawnee Counties, Kansas, Single Family          6/08 at 105.00       Aaa       3,790,412
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1998 Series A-1, 6.500%, 12/01/22 (Alternative
              Minimum Tax)

       2,310 Sedgwick and Shawnee Counties, Kansas, Single Family         12/09 at 105.00       Aaa       2,618,408
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 2000 Series A-2, 7.600%, 12/01/31 (Alternative
              Minimum Tax)

         475 Sedgwick and Shawnee Counties, Kansas, Single Family         12/10 at 105.00       Aaa         512,478
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), Series 2001A, 5.250%, 12/01/32 (Alternative
              Minimum Tax)

         440 Sedgwick and Shawnee Counties, Kansas, Collateralized        11/04 at 105.00       Aaa         471,161
              Single Family Mortgage Refunding Revenue Bonds, Series
              1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A         504,960
              Bonds (Catholic Care Center Inc), Series 2001, 5.750%,
              11/15/23
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 14.8%

       2,500 Unified School District No. 385, Butler County, Andover,        No Opt. Call       AAA       2,855,625
              Kansas, General Obligation Refunding and Improvement
              Bonds, Series 2000, 6.000%, 9/01/16

         750 City of Derby, Kansas, General Obligation Bonds, Series      12/11 at 100.00       Aaa         764,895
              2001A, 5.250%, 12/01/21

       1,100 Unified School District No. 445, Montgomery County,           4/12 at 100.00       AAA       1,089,011
              Coffeyville, Kansas, General Obligation Bonds, Series
              2002, 5.000%, 4/01/22 (WI, settling 6/18/02)

             Commonwealth of Puerto Rico, Public Improvement General
              Obligation Bonds, 2002 Series A:
       2,000  5.375%, 7/01/28                                              7/11 at 100.00        A-       2,015,620
       2,000  5.500%, 7/01/29                                                No Opt. Call        A-       2,088,040

       1,000 Commonwealth of Puerto Rico, Public Improvement Refunding       No Opt. Call       AAA       1,088,380
              General Obligation Bonds, 2002 Series A, 5.500%, 7/01/20

       1,250 Unified School District No. 259, Sedgwick County, Wichita,    9/10 at 100.00        AA       1,076,013
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

----
15

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,795 City of Wichita, Kansas, General Obligation Bonds, Series     4/09 at 101.00        AA $     1,838,008
              2002, 5.000%, 4/01/17

       3,050 Unified School District No. 500, Wyandotte County, Kansas,    9/11 at 100.00       AAA       2,639,623
              General Obligation School Bonds, Series 2001, 4.000%,
              9/01/20

       3,000 Unified School District No. 500, Wyandotte County, Kansas,    9/12 at 100.00       AAA       3,010,530
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.1%

       1,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00       Aaa       1,043,750
              Improvement Revenue Bonds (Public Facilities Projects),
              Series 2000, 5.550%, 10/01/21

         500 Kansas Development Finance Authority, Lease Revenue Bonds    10/12 at 100.00       AAA         500,165
              (Department of Administration State Capitol Restoration
              Parking Facility Project), Series 2002C, 5.000%, 10/01/21

       1,000 Kansas Development Finance Authority, Revenue Bonds (State   10/11 at 100.00       AAA       1,019,740
              of Kansas Projects), Series 2001W, 5.000%, 10/01/17

       5,000 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R       5,108,600
              Revenue Bonds (Overland Park Convention Center Project),
              Series 2000A, 7.375%, 1/01/32

             Puerto Rico Highway and Transportation Authority, Highway
              Revenue Bonds, Series 1996Y:
       1,300   5.500%, 7/01/36                                             7/16 at 100.00         A       1,330,446
       1,025   5.000%, 7/01/36                                             7/16 at 100.00         A         981,048

             Puerto Rico Public Finance Corporation, Commonwealth
              Appropriation Bonds, Series 2002E:
       1,000   6.000%, 8/01/26                                               No Opt. Call        A-       1,114,440
       2,500   5.500%, 8/01/29                                             2/12 at 100.00        A-       2,541,975

       1,000 Virgin Islands Public Finance Authority, Revenue Refunding   10/08 at 101.00      BBB-         990,300
              Bonds (Virgin Islands Matching Fund Loan Notes), Series
              1998A (Senior Lien/Refunding), 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-       2,156,080
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.375%, 10/01/19

      13,025 Wyandotte County/Kansas City Unified Government, Kansas,        No Opt. Call       AAA       3,310,825
              Sales Tax Special Obligation Revenue Bonds (Kansas
              International Speedway Corporation Project), Series 1999,
              0.000%, 12/01/27
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.0%

       1,500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB       1,236,195
              Bonds (American Airlines, Inc. Project), Series A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.5%

         440 Unified School District No. 340, Jefferson County, Kansas,    9/04 at 100.00       AAA         479,424
              General Obligation Bonds, Series 1994, 6.350%, 9/01/14
              (Pre-refunded to 9/01/04)

      12,175 Johnson County, Kansas, Residual Revenue Refunding Bonds,       No Opt. Call       Aaa       7,717,854
              Series 1992, 0.000%, 5/01/12

       1,350 Commonwealth of Puerto Rico, General Obligation Public        7/04 at 102.00       AAA       1,491,831
              Improvement Bonds of 1994, 6.450%, 7/01/17 (Pre-refunded
              to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***       2,392,880
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

       1,010 City of Wichita, Kansas, Revenue Bonds (CSJ Health System    11/02 at 101.00     A+***       1,020,262
              of Wichita, Inc.), Series 1985XXV (Remarketed), 7.200%,
              10/01/15
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.7%

       1,010 Kansas City, Kansas, Utility System Refunding and             9/04 at 102.00       AAA       1,099,749
              Improvement Revenue Bonds, Series 1994, 6.375%, 9/01/23

         500 City of Pratt, Kansas, Electric System Revenue Bonds, 2001    5/10 at 100.00       AAA         514,155
              Series 1, 5.250%, 5/01/18

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       2,003,260
              2002 Series II, 5.125%, 7/01/26

         150 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00        A-         161,250
             Series T, 6.000%, 7/01/16

             Wellington, Kansas, Electric, Water and Sewer Utility
              System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25                                            11/12 at 100.00       AAA         340,225
         785  5.250%, 11/01/27                                            11/12 at 100.00       AAA         795,848

----
16

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  1,000 Wynadotte County/Kansas City Unified Government, Kansas,      5/11 at 100.00       AAA $     1,001,029
              Industrial Revenue Bonds (Board of Public Utilities Office
              Building Complex Project), Series 2001, 5.000%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.5%

       2,000 City of Augusta, Kansas, Waterworks System Revenue Bonds,    10/08 at 101.50        AA       2,122,839
              Series 2000-A, 6.150%, 10/01/20

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00       Aaa       1,056,816
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22
-------------------------------------------------------------------------------------------------------------------
    $135,505 Total Investments (cost $120,624,071) - 98.9%                                              123,649,776
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                                         1,389,116
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   125,038,892
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.8%

    $  2,370 Hancock County, Kentucky, Solid Waste Disposal Facilities     5/06 at 102.00       BBB $     2,417,945
              Revenue Bonds (Willamette Industries, Inc. Project),
              Series 1996, 6.600%, 5/01/26

       9,750 Henderson County, Kentucky, Solid Waste Disposal Revenue      3/05 at 102.00       BBB      10,134,345
              Bonds (MacMillan Bloedel Project), Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       1,000 Jefferson County, Kentucky, Pollution Control Revenue Bonds   7/03 at 103.00       AA-       1,067,240
              (E.I. du Pont de Nemours and Company Project), 1982 Series
              A, 6.300%, 7/01/12

       3,750 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    6/04 at 102.00      Baa2       3,935,588
              (TJ International Project), Series 1994, 7.000%, 6/01/24
              (Alternative Minimum Tax)

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    5/06 at 102.00       N/R       4,432,284
              (TJ International Project), Series 1996, 6.800%, 5/01/26
              (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    4/07 at 102.00      Baa2       2,070,120
              (TJ International Project), Series 1996, 6.550%, 4/15/27
              (Alternative Minimum Tax)

       2,820 City of Wickliffe, Kentucky, Solid Waste Disposal Facility    4/06 at 102.00       BBB       2,845,747
              Revenue Bonds (Westvaco Corporation Project), Series 1996,
              6.375%, 4/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.4%

       5,085 City of Campbellsville, Kentucky, Industrial Building         3/09 at 102.00        A+       4,835,428
              Revenue Bonds (Campbellsville University Project), Series
              1999, 5.500%, 3/01/29

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds     4/11 at 101.00      BBB-       9,377,726
              (Lindsey Wislon College Project), Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds             5/09 at 101.00      Baa2       5,321,226
              (Bellarmine College Project), Series 1999, 5.250%, 5/01/29

         200 Kentucky Higher Education Student Loan Corporation, Insured     No Opt. Call       Aaa         208,274
              Student Loan Revenue Bonds, 1991 Series B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB       2,417,350
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Educational, Medical and              9/11 at 100.00       BBB       2,910,360
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (University of the Sacred
              Heart Project), Series 2001, 5.250%, 9/01/31
-------------------------------------------------------------------------------------------------------------------
             Energy - 5.8%

       5,000 City of Ashland, Kentucky, Pollution Control Revenue          8/02 at 102.00      Baa1       5,110,650
              Refunding Bonds (Ashland Oil Inc., Project), Series 1992,
              6.650%, 8/01/09

       7,500 City of Ashland, Kentucky, Pollution Control Revenue            No Opt. Call      Baa2       7,921,500
              Refunding Bonds (Ashland Inc. Project), Series 1999,
              5.700%, 11/01/09

       9,000 City of Ashland, Kentucky, Sewage and Solid Waste Revenue     2/05 at 102.00      Baa1       9,488,880
              Bonds (Ashland Inc. Project), Series 1995, 7.125%, 2/01/22
              (Alternative Minimum Tax)

       4,360 City of Ashland, Kentucky, Solid Waste Revenue Bonds         10/02 at 101.00      Baa1       4,448,813
              (Ashland Oil Inc., Project), Series 1991, 7.200%, 10/01/20
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.6%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds (Jennie    7/06 at 102.00        A-       1,336,960
              Stuart Medical Center), Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-       3,644,235
              Bonds (Jennie Stuart Medical Center), Series 1997A,
              6.000%, 7/01/13

       5,270 Clark County, Kentucky, Hospital Refunding and Improvement    3/07 at 102.00      BBB-       5,253,031
              Revenue Bonds (Clark Regional Medical Center Project),
              Series 1997, 6.200%, 4/01/13

       4,000 Hopkins County, Kentucky, Hospital Revenue Bonds (The        11/02 at 101.00       AAA       4,095,720
              Trover Clinic Foundation, Incorporated), Series 1991,
              6.625%, 11/15/11

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Jefferson County, Kentucky, Health Facilities Revenue Bonds
             (Jewish Hospital Healthcare Services Inc. Project), Series
             1992:
    $  1,190   6.500%, 5/01/15                                            11/02 at 102.00       AAA $     1,258,865
      12,785   6.550%, 5/01/22                                            11/02 at 102.00       AAA      13,448,414

       2,900 Jefferson County, Kentucky, Insured Hospital Revenue Bonds   10/02 at 102.00       AAA       2,991,408
              (Alliant Health System, Inc. Project), Series 1992,
              6.436%, 10/01/14

       1,000 Kentucky Development Finance Authority, Hospital Refunding   11/02 at 100.00       AAA       1,003,440
              and Improvement Revenue Bonds (St. Elizabeth Medical
              Center), Series 1991A, 6.000%, 11/01/10

       1,500 Kentucky Economic Development Finance Authority, Medical      2/08 at 102.00       AAA       1,507,965
              Center Refunding and Improvement Revenue Bonds (Ashland
              Hospital Corporation), Series 1998, 5.000%, 2/01/18

       5,000 Kentucky Economic Development Finance Authority, Hospital    12/03 at 102.00       AAA       5,275,850
              Facilities Revenue Bonds (St. Elizabeth Medical Center,
              Inc. Project), Series 1993A, 6.000%, 12/01/22

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00       AAA       9,712,420
              Revenue and Refunding Revenue Bonds (Pikeville United
              Methodist Hospital of Kentucky, Inc. Project), Series
              1997, 5.700%, 2/01/28

             Kentucky Economic Development Finance Authority, Hospital
             System Refunding and Improvement Revenue Bonds (Appalachian
             Regional Healthcare, Inc. Project), Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call       BB-         476,420
         500  5.600%, 10/01/08                                             4/08 at 102.00       BB-         472,925
       3,500  5.850%, 10/01/17                                             4/08 at 102.00       BB-       3,079,965
       1,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-       1,282,200

             Kentucky Economic Development Finance Authority, Revenue
             Bonds (Catholic Health Initiatives), Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00       AA-         985,030
       1,000  5.250%, 9/01/24                                              9/11 at 100.00       AA-         977,460

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue      11/04 at 102.00       AAA       1,808,423
              Refunding Bonds (Mercy Health System), Series 1994A,
              6.300%, 11/01/06
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.2%

       2,500 Greater Kentucky Housing Assistance Corporation, Mortgage     1/03 at 100.00       AAA       2,512,675
              Revenue Refunding Bonds (FHA-Insured Mortgage Loans -
              Section 8 Assisted Projects), Series 1993A, 6.250%, 7/01/24

       3,490 City of Henderson, Kentucky, Residential Facilities Revenue   5/09 at 102.00       N/R       3,188,604
              Bonds (Pleasant Pointe Project), Senior Tax-Exempt Series
              1999A, 6.125%, 5/01/29
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.8%

       2,000 Kentucky Housing Corporation, Housing Revenue Bonds, 2000    11/10 at 100.00       AAA       2,068,880
              Series F, 5.850%, 7/01/20 (Alternative Minimum Tax)

       5,880 Kentucky Housing Corporation, Housing Revenue Bonds, 1996     7/06 at 102.00       AAA       6,090,622
              Series E, 6.300%, 1/01/28 (Alternative Minimum Tax)

       2,870 Kentucky Housing Corporation, Housing Revenue Bonds, 1997     6/07 at 102.00       AAA       2,995,362
              Series B, 6.250%, 7/01/28 (Alternative Minimum Tax)

       1,000 Kentucky Housing Corporation, Housing Revenue Bonds           7/02 at 102.00       AAA       1,021,300
              (Federally Insured or Guaranteed Mortgage Loans), Series
              1992B, 6.625%, 7/01/14

       1,965 Kentucky Housing Corporation, Housing Revenue Bonds, 1998     1/09 at 101.00       AAA       1,932,951
              Series F, 5.000%, 7/01/18 (Alternative Minimum Tax)

         550 Kentucky Housing Corporation, Housing Revenue Bonds           1/04 at 102.00       AAA         562,975
              (Federally Insured or Guaranteed Mortgage Loans), 1994
              Series A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA       9,333,913
              1999A, 5.200%, 1/01/31

       1,295 Kentucky Housing Corporation, Housing Revenue Bonds           7/04 at 102.00       AAA       1,326,585
              (Federally Insured or Guaranteed Mortgage Loans), 1994
              Series C, 6.400%, 1/01/17

       1,245 Kentucky Housing Corporation, Housing Revenue Bonds           1/05 at 102.00       AAA       1,296,904
              (Federally Insured or Guaranteed Mortgage Loans), 1995
              Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  5,335 Kentucky Housing Corporation, Housing Revenue Bonds, 1999     4/09 at 101.00       AAA $     5,181,245
              Series B, 5.250%, 1/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.4%

       4,840 City of Florence, Kentucky, Housing Facilities Revenue        8/09 at 101.00         A       4,937,284
              Bonds (Bluegrass RHF Housing, Inc. Project), Series 1999,
              6.375%, 8/15/29

             Jefferson County, Kentucky, First Mortgage Revenue Bonds
             (The First Christian Church Homes of Kentucky Project),
             Series 1994:
       1,240   6.000%, 11/15/09                                           11/04 at 102.00       BBB       1,255,140
         715   6.125%, 11/15/13                                           11/04 at 102.00       BBB         714,857
       3,210   6.125%, 11/15/18                                           11/04 at 102.00       BBB       3,123,394

             Kentucky Economic Development Finance Authority, Healthcare
             Facilities Revenue Bonds (The Christian Church Homes of
             Kentucky Inc. Obligated Group), Series 1998:
       1,800   5.375%, 11/15/23                                            5/08 at 102.00       BBB       1,614,636
       3,500   5.500%, 11/15/30                                            5/08 at 102.00       BBB       3,129,385

             Kentucky Economic Development Finance Authority, Tax-Exempt
             Mortgage Revenue Bonds (South Central Nursing Homes, Inc.
             Project), Series 1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20)                      1/08 at 105.00       AAA       2,060,700
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24)                      1/08 at 105.00       AAA       3,782,658
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.8%

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00        AA       2,678,900
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00       AA-       1,171,334
              2001A, 5.000%, 11/01/21

       1,310 Commonwealth of Puerto Rico, General Obligation Public        7/06 at 101.50        A-       1,321,620
              Improvement Bonds of 1996, 5.400%, 7/01/25

       2,000 Commonwealth of Puerto Rico, General Obligation Public        7/07 at 100.00        A-       2,013,580
              Improvement Refunding Bonds, Series 1997, 5.375%, 7/01/25

       4,400 Commonwealth of Puerto Rico, Public Improvement Bonds,          No Opt. Call       AAA       5,640,316
              TICS, 10.190%, 7/01/19 (IF)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.6%

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00       AAA       1,994,250
              Mortgage Revenue Bonds (Judicial Center Project), Series
              2000, 5.850%, 9/01/28

       1,465 Boone County Public Properties Corporation, Kentucky, First   9/12 at 101.00       Aa3       1,470,171
              Mortgage Bonds (AOC Judicial Facility), Series 2001,
              5.125%, 9/01/22

         615 Boone County School District Finance Corporation, Kentucky,   2/03 at 102.00       Aa3         640,652
              School Building Refunding and Improvement Revenue Bonds,
              Series 1993, 6.000%, 2/01/18

       1,005 Casey County School District Finance Corporation, Kentucky,   3/05 at 102.00       Aa3       1,052,858
              School Building Revenue Bonds, Series 1995, 5.750%, 3/01/15

             Daviess County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 1994:
         505  5.800%, 5/01/11                                              5/04 at 102.00       Aa3         529,563
         535  5.800%, 5/01/12                                              5/04 at 102.00       Aa3         560,150
         570  5.800%, 5/01/13                                              5/04 at 102.00       Aa3         595,787
         600  5.800%, 5/01/14                                              5/04 at 102.00       Aa3         626,124

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18                                              6/10 at 101.00       AA-       1,760,454
       2,795  5.500%, 6/01/20                                              6/10 at 101.00       AA-       2,921,027

       1,070 Fleming County School District Finance Corporation,           3/05 at 102.00        A+       1,121,253
              Kentucky, School Building Revenue Bonds, Series 1995,
              5.875%, 3/01/15

       3,155 City of Florence Public Properties Corporation, Kentucky,     6/07 at 102.00       AAA       3,220,876
              First Mortgage Revenue Bonds (Administrative Office
              Complex Project), Series 1997, 5.500%, 6/01/27

----
20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,260 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00        A+ $     1,280,009
              Mortgage Revenue Bonds (Floyd County Justice Center
              Project), Series 1995A, 5.550%, 9/01/23

       3,550 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00        A+       3,709,324
              Mortgage Revenue Bonds (Floyd County Justice Center
              Project), Series 1996B, 6.200%, 9/01/26

       1,200 Floyd County School District Finance Corporation, Kentucky,   5/05 at 102.00       Aa3       1,250,640
              School Building Revenue Bonds, Series 1995, 5.500%, 5/01/15

         406 Jefferson County, Kentucky, Equipment Lease Purchase          6/02 at 101.00       N/R         419,086
              Revenue Bonds (Energy System Project), Series 1987,
              9.000%, 6/01/03

          75 Jefferson County, Kentucky, Equipment Lease Purchase          6/02 at 102.00       N/R          78,101
              Revenue Bonds (Energy System Project), Series 1988,
              9.500%, 6/01/03

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00       Aa3       4,304,655
              First Mortgage Revenue Bonds (Courthouse Facilities
              Project), 1998 Series A, 5.000%, 3/01/29

             Kentucky Area Development Districts Financing Trust, City
             of Ewing, Lease Acquisition Program Revenue Bonds, Fixed
             Rate Series 2000C:
         750   5.850%, 6/01/20                                             6/10 at 102.00        AA         779,633
       1,000   6.000%, 6/01/30                                             6/10 at 102.00        AA       1,035,350

         400 State Property and Buildings Commission, Commonwealth of      5/10 at 100.00       AAA         425,172
              Kentucky, Agency Fund Revenue Bonds (Project No. 66A),
              5.750%, 5/01/20

             State Property and Buildings Commission, Commonwealth of
             Kentucky, Revenue Bonds (Project No. 72), Refunding Series
             2001:
       4,375  5.375%, 10/01/18                                            10/11 at 100.00       AAA       4,563,825
       5,860  5.375%, 10/01/19                                            10/11 at 100.00       AAA       6,081,625

       4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00       AAA       4,068,640
              Revenue Refunding Bonds (Revitalization Project), Series
              2001B, 5.150%, 7/01/19

      11,000 Lexington and Fayette Counties Urban County Government,       7/08 at 102.00       AAA      10,786,490
              Kentucky, Public Facilities Corporation Mortgage Revenue
              Bonds, Series 1998, 5.125%, 10/01/31

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00       Aa3         691,730
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

       1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00       AAA       1,599,817
              Public Project Revenue Bonds (Court Facilities Project),
              Series 1995, 5.900%, 9/01/26

       1,365 McCreary County School District Finance Corporation,          8/05 at 102.00       Aa3       1,424,842
              Kentucky, School Building Revenue Bonds, Second Series
              1995, 5.600%, 8/01/16

       1,410 Morgan County School District Finance Corporation,            9/04 at 102.00       Aa3       1,471,984
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.000%, 9/01/14

      13,000 Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky       3/03 at 102.00       Aa3      13,312,780
              League of Cities Funding Program), Series 1993A, 6.200%,
              3/01/18

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00       Aa3       5,175,939
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00       Aa3       1,354,152
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, County Lease Revenue Bonds
             (Kentucky Associated Counties Leasing Trust Program),
             Series 1993-A:
      12,960  6.500%, 3/01/19                                              3/03 at 102.00         A      13,346,467
         500  6.400%, 3/01/19                                                No Opt. Call         A         572,265

       4,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA       4,383,240
              Revenue Bonds (Reset Option Long Certificates), Series
              1994 II-R-66, 9.440%, 1/01/13 (IF)

         115 Puerto Rico Infrastructure Finance Authority, Special Tax     7/02 at 100.00      BBB+         118,519
              Revenue Bonds, Series 1988A, 7.750%, 7/01/08

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00       AAA       7,049,700
              Kentucky, First Mortgage Revenue Bonds (AOC Judicial
              Facility), Series 1997A, 5.250%, 9/01/24

----
21

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation - 4.5%

    $ 10,540 Kenton County Airport Board, Kentucky, Special Facilities     8/02 at 100.00       BB+ $     9,566,947
              Revenue Bonds (Delta Air Lines Project), 1992 Series A,
              6.125%, 2/01/22 (Alternative Minimum Tax)

       1,250 Kenton County Airport Board, Kentucky, Cincinnati/Northern    3/06 at 102.00       AAA       1,327,325
              Kentucky International Airport Revenue Bonds, Series
              1996B, 5.750%, 3/01/13

       5,000 Louisville and Jefferson Counties Regional Airport            7/05 at 102.00       AAA       5,056,700
              Authority, Kentucky, Airport System Revenue Bonds, 1995
              Series A, 5.625%, 7/01/25 (Alternative Minimum Tax)

       6,000 Louisville and Jefferson Counties Regional Airport            3/09 at 101.00      Baa3       5,117,040
              Authority, Kentucky, Special Facilities Revenue Bonds
              (Airis Louisville, L.L.C. Project), 1999 Series A, 5.500%,
              3/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.5%

         430 Bardstown Independent School District Finance Corporation,   11/02 at 102.00    Aa3***         446,942
              Kentucky, School Building Refunding and Improvement
              Revenue Bonds, Series 1992, 6.375%, 5/01/17 (Pre-refunded
              to 11/01/02)

       1,595 City of Bowling Green Municipal Projects Corporation,        12/04 at 102.00     A2***       1,789,191
              Kentucky, Lease Revenue Bonds, Series 1994, 6.500%,
              12/01/14 (Pre-refunded to 12/01/04)

             Hardin County, Kentucky, Building Commission Revenue Bonds
             (Detention Facility Project), Series 1994:
         525  6.200%, 12/01/11 (Pre-refunded to 12/01/04)                 12/04 at 102.00       AAA         584,561
       1,775  6.250%, 12/01/14 (Pre-refunded to 12/01/04)                 12/04 at 102.00       AAA       1,978,522

       3,465 Hopkins County School District Finance Corporation,           6/04 at 102.00    Aa3***       3,797,848
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.200%, 6/01/19 (Pre-refunded to 6/01/04)

       4,900 Jefferson County, Kentucky, Insured Hospital Revenue Bonds   10/02 at 102.00       AAA       5,091,884
              (Alliant Health System, Inc. Project), Series 1992,
              6.436%, 10/01/14 (Pre-refunded to 10/29/02)

       2,000 Jefferson County, Kentucky, Student Housing Industrial        9/09 at 102.00    N/R***       2,419,120
              Building Revenue Bonds (Collegiate Housing Foundation -
              University of Louisville Project), Series 1999A, 7.125%,
              9/01/29 (Pre-refunded to 9/01/09)

       2,500 Jessamine County School District Finance Corporation,         6/04 at 102.00    Aa3***       2,736,500
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to 6/01/04)

             Kentucky Infrastructure Authority, Infrastructure Revolving
             Fund Program Revenue Bonds, 1995 Series J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         492,589
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         403,542
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         673,002

       1,000 Lawrence County School District Finance Corporation,         11/04 at 102.00    Aa3***       1,122,440
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.750%, 11/01/14 (Pre-refunded to 11/01/04)

             Lexington-Fayette Urban County Government, Kentucky,
              Governmental Project Revenue Bonds
             (University of Kentucky Alumini Association, Inc.
              Commonwealth Library Project), Series 1994:
       3,195   6.750%, 11/01/17 (Pre-refunded to 11/01/04)                11/04 at 102.00       AAA       3,591,052
       4,320   6.750%, 11/01/24 (Pre-refunded to 11/01/04)                11/04 at 102.00       AAA       4,855,507

             Louisville and Jefferson Counties Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1994A:
       2,720   6.750%, 5/15/19 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       3,061,442
       2,070   6.500%, 5/15/24 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       2,317,551
       2,500   6.750%, 5/15/25 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       2,813,825

       2,600 Commonwealth of Puerto Rico, General Obligation Public        7/10 at 100.00       AAA       2,922,036
              Improvement Bonds of 2000, 5.750%, 7/01/26 (Pre-refunded
              to 7/01/10)

       2,800 City of Russell, Kentucky, Health System Revenue Refunding    1/10 at 100.00   Baa2***       3,040,828
              Bonds (Franciscan Health Partnership, Inc.), Our Lady of
              Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15
              (Pre-refunded to 1/01/10)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 8.7%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      1/04 at 102.00       AAA       6,068,580
              Revenue Refunding Bonds (Cincinnati Gas and Electric
              Company Project), 1994 Series A, 5.500%, 1/01/24

----
22

   Principal
     Amount/                                                                Optional Call                    Market
Shares (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  5,030 Carroll County, Kentucky, Collateralized Pollution Control    6/02 at 102.00        A1 $     5,145,640
              Revenue Bonds (Kentucky Utilities Company Project), 1992
              Series B, 6.250%, 2/01/18 (Pre-refunded to 6/24/02)

       1,750 Jefferson County, Kentucky, Pollution Control Revenue Bonds   4/05 at 102.00        A1       1,784,440
              (Louisville Gas and Electric Company Project), 1995 Series
              A, 5.900%, 4/15/23

       1,250 Mercer County, Kentucky, Collateralized Pollution Control     6/02 at 102.00        A1       1,278,700
              Revenue Bonds (Kentucky Utilities Company Project), Series
              1992A, 6.250%, 2/01/18 (Pre-refunded to 6/24/02)

             City of Owensboro, Kentucky, Electric Light and Power
              System Revenue Bonds, 1991-B Series:
       7,100   0.000%, 1/01/11                                               No Opt. Call       AAA       4,833,680
       6,475   0.000%, 1/01/12                                               No Opt. Call       AAA       4,175,792
       7,900   0.000%, 1/01/17                                               No Opt. Call       AAA       3,763,402
      13,300   0.000%, 1/01/18                                               No Opt. Call       AAA       5,940,046
       5,100   0.000%, 1/01/19                                               No Opt. Call       AAA       2,135,166
       4,725   0.000%, 1/01/20                                               No Opt. Call       AAA       1,851,444

         400 City of Owensboro, Kentucky, Electric Light and Power           No Opt. Call       AAA         383,072
              System Revenue Bonds, Series 1993A, 0.000%, 1/01/04
              (Alternative Minimum Tax)

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00        A-       3,225,000
              Series T, 6.000%, 7/01/16
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.1%

       1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00       Aaa       1,499,599
              Revenue Bonds, Series 1999, 6.000%, 1/01/30

       1,750 City of Henderson, Kentucky, Water and Sewer Revenue         11/04 at 103.00       AAA       1,865,728
              Refunding Bonds, Series 1994A, 6.100%, 11/01/14

             Kentucky Infrastructure Authority, Revenue Bonds
              (Governmental Agencies Program), 1995 Series G:
         420   6.300%, 8/01/10                                             8/05 at 102.00         A         453,037
         445   6.350%, 8/01/11                                             8/05 at 102.00         A         480,934
         825   6.375%, 8/01/14                                             8/05 at 102.00         A         913,745

       1,000 Kentucky Water Finance Corporation, Multimodal Public         2/11 at 102.00       AA-       1,029,390
              Projects Revenue Bonds (Flexible Term Program), Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson Counties Metropolitan Sewer
              District, Kentucky, Sewer and Drainage
             System Revenue Bonds, Series 1997B:
       6,000   5.350%, 5/15/22                                            11/07 at 101.00       AAA       6,099,719
       2,500   5.200%, 5/15/25                                            11/07 at 101.00       AAA       2,498,274

      16,000 Louisville and Jefferson Counties Metropolitan Sewer         11/11 at 101.00       AAA      16,400,159
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, 2001 Series A, 5.500%, 5/15/34

       6,920 Northern Kentucky Water District, Revenue Bonds, Series       2/12 at 100.00       Aaa       6,722,779
              2002A Refunding, 5.000%, 2/01/27
-------------------------------------------------------------------------------------------------------------------
    $470,516 Total Investments (cost $443,250,491) - 98.2%                                              458,041,897
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.9%

    $  4,000 Merrill Lynch Institutional Tax-Exempt Money Market Fund,                                    4,000,000
              1.440%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                         4,201,024
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   466,242,921
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 0.6%

    $  1,650 Dickinson County Economic Development Corporation,           10/03 at 102.00       BBB $      1,657,343
              Michigan, Pollution Control Revenue Refunding Bonds
              (Champion International Corporation Project), Series 1993,
              5.850%, 10/01/18
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.4%

       1,055 Michigan Strategic Fund, Limited Obligation Revenue Bonds    12/03 at 102.00       BBB        1,041,232
              (WMX Technologies, Inc. Project), Series 1993, 6.000%,
              12/01/13 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%

       2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/05 at 102.00        A3        2,051,260
              Pollution Control Refunding Revenue Bonds (General Motors
              Corporation), Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.1%

         285 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       Aa3          291,167
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.2%

       6,150 Board of Governors of Wayne State University, Michigan,      11/09 at 101.00       AAA        6,025,586
              General Revenue Bonds, Series 1999, 5.125%, 11/15/29
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 14.9%

             City of Flint Hospital Building Authority, Michigan,
             Revenue Rental Bonds (Hurley Medical Center), Series 1998B:
       1,000   5.375%, 7/01/18                                             7/08 at 101.00      Baa2          894,690
       1,000   5.375%, 7/01/28                                             7/08 at 101.00      Baa2          835,490

         160 Grand Traverse County Hospital Finance Authority, Michigan,   7/02 at 102.00       AAA          163,677
              Hospital Revenue Refunding Bonds (Munson Healthcare
              Obligated Group), Series 1992A, 6.250%, 7/01/22

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds      7/11 at 101.00        AA        3,699,188
              (Spectrum Health), Series 2001A, 5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00       N/R        3,309,693
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority, Revenue            8/03 at 102.00      BBB-        6,236,800
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993A, 6.500%, 8/15/18

       2,920 Michigan State Hospital Finance Authority, Hospital Revenue   8/04 at 102.00      BBB-        2,433,791
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993B, 5.500%, 8/15/23

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   1/05 at 102.00        A+        1,031,690
              Refunding Bonds (Otsego Memorial Hospital Gaylord), Series
              1995, 6.125%, 1/01/15

       5,000 Michigan State Hospital Finance Authority, Revenue Bonds     11/09 at 101.00        AA        5,231,250
              (Ascension Health Credit Group), Series 1999A, 6.125%,
              11/15/26

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB        1,038,920
              Refunding Bonds (Gratiot Community Hospital, Alma), Series
              1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-          896,310
              Bonds (Michigan Community Hospital), Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB        1,313,606
              Refunding Bonds (Chelsea Community Hospital), Series 1998,
              5.375%, 5/15/19

       1,250 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-          992,625
              Bonds (Detroit Medical Center Obligated Group),
              Series 1998A, 5.250%, 8/15/28

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1        2,261,424
              Bonds (Henry Ford Health System), Series 1999A, 6.000%,
              11/15/24

             Pontiac Hospital Finance Authority, Michigan, Hospital
             Revenue Refunding Bonds (NOMC Obligated Group), Series 1993:
       3,000   6.000%, 8/01/18                                             8/03 at 102.00      BBB-        2,472,420
       5,165   6.000%, 8/01/23                                             8/03 at 102.00      BBB-        4,096,465

       3,000 Royal Oak Hospital Finance Authority, Michigan, Hospital      1/06 at 102.00       AAA        3,009,210
              Revenue Refunding Bonds (William Beaumont Hospital),
              Series 1996I, 5.250%, 1/01/20

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital     11/11 at 100.00       AAA $       984,500
              Revenue Bonds (William Beaumont Hospital), Series 2001M,
              5.250%, 11/15/31

         500 Saginaw Hospital Finance Authority, Michigan, Hospital        7/02 at 101.00       AAA         507,035
              Revenue Refunding Bonds (St. Luke's Hospital), Series
              1991C, 6.750%, 7/01/17
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.0%

         410 Grand Rapids Housing Corporation, Michigan, Multifamily       1/04 at 104.00       AAA         425,203
              Revenue Refunding Bonds (FHA-Insured Mortgage
              Loan - Section 8 Assisted Elderly Project), Series 1992,
              7.375%, 7/15/41

         750 Grand Rapids Housing Finance Authority, Michigan,             9/04 at 100.00       AAA         788,385
              Multifamily Housing Refunding Revenue Bonds (Fannie Mae
              Collateralized), Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority, Limited         4/05 at 102.00       Aaa       1,250,262
              Obligation Multifamily Revenue Refunding Bonds (GNMA
              Collateralized Program - Parc Pointe Apartments), Series
              1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority, Section 8         No Opt. Call       AA-       2,062,680
              Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%,
              4/01/14

         365 Michigan State Housing Development Authority, Rental         10/02 at 102.00       AA-         374,443
              Housing Revenue Bonds, 1992 Series A, 6.650%, 4/01/23

       1,000 Michigan State Housing Development Authority, Rental          6/05 at 102.00       AAA       1,049,860
              Housing Revenue Bonds, 1995 Series B, 6.150%, 10/01/15

       2,500 Michigan State Housing Development Authority, Rental          4/09 at 101.00       AAA       2,407,200
              Housing Revenue Bonds, 1999 Series A, 5.300%, 10/01/37
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.0%

       2,000 Michigan State Housing Development Authority, Single Family   6/10 at 100.00       AAA       2,110,100
              Mortgage Revenue Bonds, Series 1999B-1, 6.300%, 12/01/20
              (Alternative Minimum Tax)

       2,195 Michigan State Housing Development Authority, Single Family  12/04 at 102.00       AA+       2,310,018
              Mortgage Revenue Refunding Bonds, Series 1994C, 6.500%,
              6/01/16

       1,100 Michigan State Housing Development Authority, Single Family   6/12 at 100.00       AAA       1,105,038
              Mortgage Revenue Bonds, 2002 Series B, 5.500%, 6/01/30
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.1%

       2,000 The Charter Township of Grand Rapids Economic Development     7/09 at 101.00         A       1,934,260
              Corporation, Michigan, Limited Obligation Revenue Bonds
              (Porter Hills Obligated Group - Cook Valley Estate
              Project), Series 1999, 5.450%, 7/01/29

       2,500 City of Kalamazoo Economic Development Corporation,           5/07 at 102.00       BBB       2,376,875
              Kalamazoo County, Michigan, Limited Obligation Revenue and
              Refunding Revenue Bonds (Friendship Village of Kalamazoo),
              Series 1997A, 6.250%, 5/15/27

       1,200 Michigan State Hospital Finance Authority, Revenue Bonds      1/06 at 102.00       N/R       1,180,392
              (Presbyterian Villages of Michigan Obligation Group),
              Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Revenue Bonds
             (Presbyterian Villages of Michigan Obligated Group), Series
             1997:
         600   6.375%, 1/01/15                                             1/07 at 102.00       N/R         605,886
         500   6.375%, 1/01/25                                             1/07 at 102.00       N/R         485,425

             Michigan Strategic Fund, Limited Obligation Revenue Bonds
             (Porter Hills Presbyterian Village), Series 1998 Refunding:
         400   5.300%, 7/01/18                                             7/08 at 101.00         A         391,888
       1,675   5.375%, 7/01/28                                             7/08 at 101.00         A       1,591,652

       5,800 Michigan Strategic Fund, Limited Obligation Revenue Bonds     6/08 at 100.00       BBB       5,311,350
              (Clark Retirement Community Inc. Project), Series 1998,
              5.250%, 6/01/18

         250 Warren Economic Development Corporation, Michigan, Nursing    9/02 at 101.00       Aaa         252,770
              Home Revenue Refunding Bonds (GNMA Mortgage-Backed
              Security - Autumn Woods Project), Series 1992, 6.900%,
              12/20/22

----
25

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.4%

    $  1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00       AAA $     1,059,130
              Michigan, General Obligation Bonds, Series 2002, 5.500%,
              5/01/18

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00       AAA       1,655,209
              Livingston County, Michigan, General Obligation Limited
              Tax Bonds, Series 2000, 5.250%, 10/01/19

       1,500 Clarkston Community Schools, Michigan, General Obligation     5/07 at 100.00       AAA       1,504,110
              School Building Bonds, 5.250%, 5/01/23

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00       AAA       1,731,690
              Counties, Michigan, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.000%, 5/01/29

       2,520 City of Detroit, Michigan, General Obligation Unlimited Tax   4/10 at 101.00       AAA       2,660,540
              Bonds, Series 1999-B, 5.500%, 4/01/18

       8,410 City of Detroit School District, Wayne County, Michigan,      5/09 at 101.00       AAA       7,690,020
              School Building and Site Improvement Bonds (General
              Obligation - Unlimited Tax), Series 1998B, 4.750%, 5/01/28

             City of Detroit School District, Wayne County, Michigan,
             School Building and Site Improvement Bonds (General
             Obligation - Unlimited Tax), Series 2001A:
       2,000   5.500%, 5/01/21                                             5/12 at 100.00       AAA       2,081,320
         250   5.125%, 5/01/31                                             5/12 at 100.00       AAA         244,095

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00       AAA       1,069,720
              Michigan, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.625%, 5/01/16

       2,430 Garden City School District, Wayne County, Michigan, 1994     5/04 at 101.00       AAA       2,625,907
              Refunding Bonds (General Obligation -  Unlimited Tax),
              6.400%, 5/01/11

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00       AAA       1,936,220
              General Obligation Bonds, Series 2001 Refunding, 5.000%,
              5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and Ionia          5/05 at 102.00       AAA       5,650,232
              Counties, Michigan, 1995 Refunding Bonds, 5.375%, 5/01/24

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00       AAA       4,262,696
              Michigan, General Obligation Bonds, Series 2001 Refunding,
              5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan,          5/11 at 100.00       AAA         968,110
              Building and Site Bonds (General Obligation - Unlimited
              Tax), Series 2001, 5.000%, 5/01/26

       1,000 Holt Public Schools, Ingham and Eaton Counties, Michigan,     5/10 at 100.00       AAA       1,028,030
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.500%, 5/01/23

       2,000 Jonesville Community Schools, Hillsdale and Jackson           5/09 at 100.00       AAA       2,080,180
              Counties, Michigan, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.750%, 5/01/29

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00       AAA         960,060
              Michigan, Building Authority Bonds, Series 2001, 5.000%,
              5/01/27

       2,700 Livonia Public Schools District, Wayne County, Michigan,        No Opt. Call       AAA       2,134,728
              1992 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series II, 0.000%, 5/01/08

       2,000 Livonia Public Schools District, Wayne County, Michigan,      5/10 at 100.00       AAA       2,119,200
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.875%, 5/01/25

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA       2,200,464
              Program Revenue Bonds, Series 1991C, Group A, 0.000%,
              6/15/08

       2,775 Milan Area Schools, Washtenaw and Monroe Counties,            5/10 at 100.00       AAA       2,949,631
              Michigan, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.750%, 5/01/20

             Okemos Public Schools, Ingham County, Michigan, 1993
              Refunding Bonds:
       1,000   0.000%, 5/01/17                                               No Opt. Call       AAA         473,170
       1,020   0.000%, 5/01/18                                               No Opt. Call       AAA         452,656

       1,500 Portage Lake Water and Sewage Authority, Houghton County,    10/05 at 102.00       AAA       1,590,570
              Michigan, Refunding Bonds (General Obligation - Limited
              Tax), 6.200%, 10/01/20

       1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00       AAA       1,317,745
              Counties, Michigan, 2000 School Building, Site and
              Refunding Bonds (General Obligation - Unlimited Tax),
              Series I, 5.750%, 5/01/19

       3,000 Southgate Community School District, Wayne County,            5/09 at 100.00       AAA       2,910,300
              Michigan, 1999 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.000%, 5/01/25

----
26

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  2,500 City of Taylor Building Authority, Wayne County, Michigan,    3/10 at 100.00       AAA $      2,556,100
              General Obligation Limited Tax Bonds, Series 2000, 5.125%,
              3/01/17

       3,270 West Ottawa Public Schools, Ottawa County, Michigan, 1992       No Opt. Call       AAA        1,525,357
              Refunding Bonds, 0.000%, 5/01/17

       5,175 Williamston Community School District, Michigan, General        No Opt. Call       AAA        5,463,455
              Obligation Unlimited Tax Bonds, Series 1996, 5.500%,
              5/01/25
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.2%

       2,000 City of Detroit, Michigan, Building Authority Revenue Bonds   2/07 at 101.00         A        2,114,240
              (District Court Madison Center), Series 1996A, 6.150%,
              2/01/11

       3,705 City of Detroit Downtown Development Authority, Michigan,     7/08 at 100.00       AAA        3,409,860
              Tax Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1998A, 4.750%, 7/01/25

      11,000 Detroit/Wayne County Stadium Authority, Michigan, Building    2/07 at 102.00       AAA       11,007,700
              Authority Stadium Bonds (Limited Tax - General
              Obligation), Series 1997, 5.250%, 2/01/27

             City of Grand Rapids Downtown Development Authority,
             Michigan, Tax Increment Revenue Bonds, Series 1994:
       3,985   0.000%, 6/01/17                                               No Opt. Call       AAA        1,853,145
       3,495   0.000%, 6/01/18                                               No Opt. Call       AAA        1,522,876
       1,650   6.875%, 6/01/24                                             6/04 at 102.00       AAA        1,807,196

         250 Michigan Municipal Bond Authority, Local Government Loan      6/02 at 100.00       AAA          250,175
              Program Revenue Bonds (Insured by Wayne County), Series
              1991A, 4.750%, 12/01/09

         500 Michigan Municipal Bond Authority, State Revolving Fund      10/10 at 101.00       AAA          551,300
              Revenue Bonds (Drinking Water Revolving Fund), Series
              2000, 5.875%, 10/01/17

             Michigan State Building Authority, 2001 Revenue Refunding
              Bonds (Facilities Program), Series I:
       2,720   5.500%, 10/15/19                                           10/11 at 100.00       AA+        2,856,952
       3,500   5.000%, 10/15/24                                           10/11 at 100.00       AA+        3,410,120

       1,500 State of Michigan, Certificates of Participation (525         6/10 at 100.00       AAA        1,551,450
              Redevco Inc), 5.500%, 6/01/20

       1,220 State of Michigan, Certificates of Participation (New         9/11 at 100.00       AAA        1,243,046
              Center Development Inc.), Series 2001, 5.375%, 9/01/21

       2,000 State of Michigan, State Trunk Line Fund Bonds, Series       11/11 at 100.00       AAA        1,939,520
              2001A, 5.000%, 11/01/25

       6,000 The House of Representatives of the State of Michigan,          No Opt. Call       AAA        1,857,300
              Certificates of Participation, 0.000%, 8/15/23

       1,085 Romulus Tax Increment Finance Authority, Wayne County,       11/06 at 100.00       N/R        1,142,245
              Michigan, Limited Obligation Revenue Bonds, 1994 Series
              (Remarketed), 6.750%, 11/01/19
--------------------------------------------------------------------------------------------------------------------
             Transportation - 1.4%

       4,000 Charter County of Wayne, Michigan, Detroit Metropolitan      12/08 at 101.00       AAA        3,806,160
              Wayne County Airport, Airport Revenue Bonds, Series 1998B,
              5.000%, 12/01/28
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.8%

       1,000 Battle Creek Downtown Development Authority, Calhoun          5/04 at 102.00    N/R***        1,117,950
              County, Michigan, 1994 Development Bonds, 7.600%, 5/01/16
              (Pre-refunded to 5/01/04)

       1,800 Battle Creek Tax Increment Finance Authority, Calhoun         5/04 at 102.00     A-***        2,005,758
              County, Michigan, 1994 Development Bonds, 7.400%, 5/01/16
              (Pre-refunded to 5/01/04)

         250 Capital Region Airport Authority, Lansing, Michigan,          7/02 at 102.00       AAA          256,015
              Airport Revenue Bonds, Series 1992, 6.700%, 7/01/21
              (Alternative Minimum Tax) (Pre-refunded to 7/01/02)

       5,000 Detroit Downtown Development Authority, Michigan, Tax         7/06 at 102.00       AAA        5,695,000
              Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1996C, 6.250%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,500 City of Detroit, Michigan, Sewage Disposal System Revenue     1/10 at 101.00       AAA        2,828,575
              Bonds, Series 1999-A, 5.875%, 7/01/27 (Pre-refunded to
              1/01/10)

       2,000 City of Detroit, Michigan, Water Supply System Revenue        1/10 at 101.00       AAA        2,242,440
              Senior Lien Bonds, Series 1999-A, 5.750%, 7/01/26
              (Pre-refunded to 1/01/10)

----
27

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                     Optional Call                    Market
Amount (000) Description                                                           Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,800 Board of Regents of Eastern Michigan University, General Revenue  12/06 at 101.00       AAA $     1,999,026
              Bonds, Series 1997, 5.500%, 6/01/27 (Pre-refunded to 12/01/06)

       4,000 Lake Orion Community School District, Oakland County, Michigan,    5/05 at 101.00       AAA       4,510,760
              1994 School Building, Site and Refunding Bonds, 7.000%, 5/01/15
              (Pre-refunded to 5/01/05)

       2,000 Macomb Township Building Authority, Macomb County, Michigan,       4/08 at 101.00       AAA       2,267,220
              2000 Building Authority Bonds, 6.000%, 4/01/27 (Pre-refunded to
              4/01/08)

             Michigan Municipal Bond Authority, State Revolving Fund Revenue
              Bonds, Series 1994:
       1,000   6.500%, 10/01/14 (Pre-refunded to 10/01/04)                     10/04 at 102.00       AAA       1,115,030
       1,000   6.500%, 10/01/17 (Pre-refunded to 10/01/04)                     10/04 at 102.00       AAA       1,115,030

         500 Michigan State Hospital Finance Authority, Hospital Revenue       12/02 at 102.00       AAA         523,010
              Bonds (MidMichigan Obligated Group), Series 1992, 6.900%,
              12/01/24 (Pre-refunded to 12/01/02)

       1,000 Oakland County Economic Development Corporation, Michigan,        11/04 at 102.00       Aaa       1,127,320
              Limited Obligation Revenue Refunding Bonds (Cranbrook
              Educational Community), Series C, 6.900%, 11/01/14
              (Pre-refunded to 11/01/04)

       1,215 Potterville Public Schools, Easton County, Michigan, 1999 School   5/09 at 100.00       AAA       1,359,050
              Building and Site Bonds (General Obligation - Unlimited Tax),
              5.750%, 5/01/20 (Pre-refunded to 5/01/09)

       2,260 Puerto Rico Highway and Transportation Authority, Highway          7/02 at 101.50      A***       2,303,528
              Revenue Bonds, 1992 Series V, 6.625%, 7/01/12 (Pre-refunded to
              7/01/02)

         180 Saginaw-Midland Municipal Water Supply Corporation, Michigan,      9/04 at 102.00     A2***         201,337
              Water Supply Revenue Bonds (General Obligation - Limited Tax),
              Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph Counties,     5/06 at 37.24       AAA       2,290,540
              Michigan, 1991 School Building and Site Bonds, 0.000%, 5/01/20
              (Pre-refunded to 5/01/06)

       2,470 Waterford School District, Oakland County, Michigan, School        6/04 at 101.00       AAA       2,693,066
              District Bonds (General Obligation -  Unlimited Tax), Series
              1995, 6.375%, 6/01/14 (Pre-refunded to 6/01/04)

       5,000 Wayland Union School District, Allegan, Barry and Kent Counties,   5/05 at 101.00       AAA       5,534,050
              Michigan, 1994 School and Building Site Bonds (General
              Obligation - Unlimited Tax), 6.250%, 5/01/14 (Pre-refunded to
              5/01/05)
------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.0%

       1,000 Michigan Public Power Agency, Combustion Turbine No. 1 Project     1/12 at 100.00       AAA         995,170
              Revenue Bonds, 2001 Series A, 5.250%, 1/01/27

       3,000 Michigan South Central Power Agency, Power Supply System Revenue  11/04 at 102.00      Baa1       3,293,610
              Refunding Bonds, 7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply System Revenue     No Opt. Call      Baa1       1,054,580
              Bonds, 2000 Series, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Refunding      9/11 at 100.00        A-       3,251,391
              Bonds (Detroit Edison Company Pollution Control Project),
              Collateralized Series 1999C Fixed Rate Conversion, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation Revenue Refunding      6/04 at 102.00       AAA       3,796,065
              Bonds (Detroit Edison Company), Series 1994B, 6.450%, 6/15/24

       1,000 Monroe County Economic Development Corporation, Michigan,            No Opt. Call       AAA       1,241,870
              Limited Obligation Revenue Refunding Bonds (Detroit Edison
              Company), Collateralized Series AA, 6.950%, 9/01/22

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds             No Opt. Call       AAA       1,086,980
              (Detroit Edison Company Project), Series 1994-A, 6.350%,
              12/01/04 (Alternative Minimum Tax)

       4,000 Puerto Rico Electric Power Authority, Power Revenue Refunding        No Opt. Call       AAA       1,935,839
              Bonds, Series O, 0.000%, 7/01/17

----
28

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 10.4%

    $ 10,500 City of Detroit, Michigan, Sewage Disposal System Revenue    7/05 at 101.00       AAA $    10,580,954
              Refunding Bonds, Series 1995-B, 5.250%, 7/01/21

       4,455 City of Detroit, Michigan, Sewage Disposal System Revenue      No Opt. Call       AAA       1,810,734
              Bonds, Series 1999-A, 0.000%, 7/01/19

       6,500 City of Detroit, Michigan, Sewage Disposal System Revenue    1/10 at 101.00       AAA       8,103,029
              Bonds (Residual Option Longs), Series II-R-103, 8.260%,
              7/01/20 (IF)

       3,000 City of Detroit, Michigan, Sewage Disposal System Revenue    7/11 at 100.00       AAA       2,915,939
              Bonds, Senior Lien Series 2001A, 5.125%, 7/01/31

       2,500 City of Detroit, Michigan, Water Supply System Revenue       7/11 at 100.00       AAA       2,399,749
              Bonds, Senior Lien Series 2001A, 5.000%, 7/01/30

       3,000 City of Detroit, Michigan, Water Supply System Revenue       7/11 at 101.00       AAA       3,061,019
              Bonds, Second Lien Series 2001B, 5.500%, 7/01/33
------------------------------------------------------------------------------------------------------------------
    $294,725 Total Investments (cost $259,031,210) - 98.2%                                             272,424,623
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.4%

    $  1,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds                        A-1+       1,000,000
------------  (Detroit Symphony Orchestra Project), Series 2001A,
              Variable Rate Demand Bonds, 1.500%, 6/01/31+
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                        4,002,755
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   277,427,378
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

----
29

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%

   $   3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $      1,710,830
              Senior Lien Revenue Bonds (St. Louis Convention Center
              Headquarters Hotel Project), Series 2000A, 0.000%, 7/15/15
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.6%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-        2,925,990
              Missouri, Solid Waste Disposal Revenue Bonds (Procter &
              Gamble Products Company Project), 1998 Series, 5.300%,
              5/15/28 (Alternative Minimum Tax)

         690 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       Aa3          704,932
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20

       5,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-        5,002,029
              Revenue Bonds (Procter & Gamble Paper Products Company
              Project), Series 1999, 5.200%, 3/15/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.9%

       1,000 Kansas Metropolitan Community Colleges Building               7/11 at 100.00       Aaa        1,052,130
              Corporation, Missouri, Leasehold Revenue Bonds (The Junior
              College District of Metropolitan Kansas City), Series
              2001, 5.500%, 7/01/18

       4,050 The Junior College District of Mineral Area, Missouri,        9/10 at 102.00       N/R        4,246,020
              Student Housing System Revenue Bonds (Mineral
              Area College), Series 2000, 7.250%, 9/01/31

       1,000 Missouri Development Finance Board, Cultural Facilities      12/11 at 100.00       AAA          972,620
              Revenue Bonds (The Nelson Gallery Foundation), Series
              2001A, 5.000%, 12/01/30

       1,000 Missouri Higher Education Loan Authority, Student Loan        8/02 at 102.00        A2        1,022,040
              Revenue Bonds, Subordinate Lien Series 1992, 6.500%,
              2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student Loan        2/04 at 102.00        A2        4,411,902
              Revenue Bonds, Subordinate Lien Series 1994F, 6.750%,
              2/15/09 (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+        1,096,110
              Educational Facilities Revenue Bonds, Washington
              University Issue, Series 2001A, 5.500%, 6/15/16

       1,475 Missouri Health and Educational Facilities Authority,         3/11 at 100.00       AA+        1,422,564
              Educational Facilities Revenue Bonds (Washington
              University), Refunding Series 2001B, 5.000%, 3/01/30

             Missouri Health and Educational Facilities Authority,
             Educational Facilities Revenue Bonds (Maryville University
             of St. Louis Project), Series 1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2        1,025,350
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2        1,768,095

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R        1,004,443
              Educational Facilities Revenue Bonds (The Barstow School),
              Series 1998, 5.250%, 10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA        1,050,290
              Educational Facilities Revenue Bonds (Central Institute
              for the Deaf), Series 1999, 5.850%, 1/01/22

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1          930,870
              Educational Facilities Revenue Bonds, Stephens College
              Issue, Series 1999, 6.000%, 6/01/24

       3,375 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2        3,514,826
              Educational Facilities Revenue Bonds (Maryville University
              of St. Louis Project), Series 2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa        1,427,293
              Educational Facilities Revenue Bonds (Webster University),
              Series 2001, 5.500%, 4/01/18

             St. Louis Industrial Development Authority, Missouri,
             Industrial Revenue Refunding Bonds (Kiel Center
             Multipurpose Arena Project), Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                  12/02 at 102.00       N/R          663,169
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                  12/02 at 102.00       N/R        1,023,090
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                  12/02 at 102.00       N/R          512,440

       3,560 Southeast Missouri State University System, Facilities        4/11 at 100.00       Aaa        3,432,481
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.2%

             Jackson County Industrial Development Authority, Missouri,
             Healthcare System Revenue Bonds (Saint Joseph Health
             Center), Series 1992:
       1,705  6.500%, 7/01/12                                              7/02 at 102.00       AAA        1,745,204
       6,250  6.500%, 7/01/19                                              7/02 at 102.00       AAA        6,396,875

----
30

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

   $   1,000 Health and Educational Facilities Authority of the State of   6/11 at 101.00       AAA $      1,001,160
              Missouri, Health Facilities Revenue Bonds (Saint Luke's
              Episcopal-Presbyterian Hospitals), Series 2001, 5.250%,
              12/01/26

       2,565 Health and Educational Facilities Authority of the State of   8/02 at 102.00       AAA        2,625,611
              Missouri, Health Facilities Revenue Bonds (Health
              Midwest), Series 1992B, 6.250%, 2/15/12

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (Freeman Health
             System Project), Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+        1,450,815
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+        1,196,026

         500 Health and Educational Facilities Authority of the State of  11/06 at 100.00      BBB+          431,095
              Missouri, Health Facilities Revenue Bonds (Capital Region
              Medical Center), Series 1998, 5.250%, 11/01/23

       2,000 Health and Educational Facilities Authority of the State of  12/10 at 101.00         A        2,071,680
              Missouri, Health Facilities Revenue Bonds (Saint Anthony's
              Medical Center), Series 2000, 6.250%, 12/01/30

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (Lester Cox
             Medical Center), Series 1992H:
       2,650  0.000%, 9/01/17                                                No Opt. Call       AAA        1,236,782
       4,740  0.000%, 9/01/21                                                No Opt. Call       AAA        1,712,278
       6,300  0.000%, 9/01/22                                                No Opt. Call       AAA        2,137,401

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA          983,490
              Series 2001, 5.000%, 12/01/21

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00      BBB+        2,652,941
              Hospital Revenue Bonds (The Skaggs Community Hospital
              Association), Series 1998, 5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds (Texas         6/10 at 100.00       N/R          946,799
              County Memorial Hospital), Series 2000, 7.250%, 6/15/25

             West Plains Industrial Development Authority, Missouri,
             Hospital Facilities Revenue Bonds (Ozark Medical Center),
             Series 1997:
       1,795  5.600%, 11/15/17                                            11/07 at 101.00       BB+        1,617,834
       1,000  5.650%, 11/15/22                                            11/07 at 101.00       BB+          875,910
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.5%

       1,630 Lees Summit Industrial Development Authority, Missouri,      10/09 at 100.00       AAA        1,673,391
              Multifamily Housing Revenue Bonds (Crossroads of Lees
              Summit Apartments Project), Series 1999A, 6.100%, 4/01/24
              (Alternative Minimum Tax)

       1,960 Missouri Housing Development Commission, Housing              1/03 at 100.00       AA+        1,967,624
              Development Refunding Bonds (Federally Insured Mortgage
              Loans), 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R          889,310
              Housing Revenue Bonds (Primm Place Apartments Project),
              Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,755 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R        2,545,372
              Housing Revenue Bonds (The Mansion Apartments Phase II
              Project), Series 1999, 6.125%, 4/01/22 (Alternative
              Minimum Tax)

             Missouri Housing Development Commission, Multifamily
             Housing Revenue Bonds (JB Hughes Apartments I and II - GNMA
             Collateralized Mortgage Loan), Series 2002G:
         300  6.200%, 5/20/19                                              5/12 at 105.00       Aaa          323,106
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa        1,041,797

       2,000 St. Louis County Housing Authority, Missouri, Multifamily     3/05 at 102.00       AAA        2,062,780
              Housing Revenue Refunding Bonds (Kensington Square
              Apartments Project), Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA        9,640,010
              Missouri, Multifamily Housing Revenue Bonds (Covington
              Manor Apartments - GNMA Mortgage-Backed Securities),
              Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)

       1,000 St. Louis County Industrial Development Authority,            1/08 at 100.00       AAA          993,810
              Missouri, Multifamily Housing Revenue Refunding Bonds
              (Bonhomme Village Apartments Project), Series 1997A,
              5.450%, 1/01/28

       1,000 St. Louis County Industrial Development Authority,            8/08 at 102.00       AAA          992,410
              Missouri, Multifamily Housing Revenue Bonds (Glen Trails
              West Apartments GNMA Collateralized Project), Series
              1999B, 5.700%, 8/20/39 (Alternative Minimum Tax)

       1,890 Land Clearance for Redevelopment Authority of the City of     5/03 at 102.00       AAA        1,925,324
              St. Louis, Missouri, Multifamily Mortgage Refunding Bonds
              (FHA-Insured Mortgage Loan - St. Louis Place Apartments),
              Series 1993, 6.250%, 8/01/27

----
31

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $     925 University City Industrial Development Authority, Missouri,   8/07 at 102.00       Aaa $       935,730
              Revenue Refunding Bonds (River Valley Apartments - GNMA
              Collateralized), Series 1997A, 5.900%, 2/20/37
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

       1,500 Greene County, Missouri, Collateralized Single Family           No Opt. Call       AAA       1,655,070
              Mortgage Revenue Bonds, Series 1996, 6.300%, 12/01/22
              (Alternative Minimum Tax)

       1,255 Missouri Housing Development Commission, Single Family        1/07 at 102.00       AAA       1,292,186
              Mortgage Revenue Bonds (Homeownership Loan Program), 1996
              Series D, 6.125%, 3/01/28 (Alternative Minimum Tax)

         575 Missouri Housing Development Commission, Single Family        3/07 at 105.00       AAA         623,271
              Mortgage Revenue Bonds (Homeownership Loan Program), 1997
              Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds (Homeownership Loan Program), 1995
             Series B (Remarketed):
       1,290  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA       1,351,662
       1,025  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA       1,070,633

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
             Program), 1994 Series A:
         170  6.700%, 12/01/07 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         177,715
         760  7.125%, 12/01/14 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         789,655
         335  7.200%, 12/01/17 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         348,380

         810 Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA         860,042
              Mortgage Revenue Bonds (Homeownership Loan Program), 1998
              Series B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

       3,265 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA       3,406,015
              Mortgage Revenue Bonds (Homeownership Loan Program), 2000
              Series A-1, 6.300%, 9/01/25

       1,665 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA       1,737,561
              Mortgage Revenue Bonds (Homeownership Loan Program), 2000
              Series B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 12.0%

       4,800 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00       N/R       4,139,856
              Retirement Facility Refunding and Improvement Revenue
              Bonds (Kingswood Project), Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       8/05 at 102.00       N/R       1,049,140
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00       N/R       5,096,800
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00       N/R       1,474,260
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2       1,257,411
              Revenue Bonds (Lutheran Home for the Aged Project), Series
              2001A, 5.600%, 11/01/21

       3,750 Health and Educational Facilities Authority of the State of   2/06 at 102.00       N/R       3,822,638
              Missouri, Health Facilities Revenue Bonds (Lutheran Senior
              Services), Series 1996A, 6.375%, 2/01/27

       3,500 Health and Educational Facilities Authority of the State of   2/07 at 102.00       N/R       3,509,240
              Missouri, Health Facilities Revenue Bonds (Lutheran Senior
              Services), Series 1997, 5.875%, 2/01/23

             St. Louis County Industrial Development Authority,
             Missouri, Refunding Revenue Bonds (Friendship Village of
             West County Project), Series 1996A:
       1,265  5.750%, 9/01/05                                                No Opt. Call       N/R       1,279,535
       1,800  6.250%, 9/01/10                                              9/06 at 102.00       N/R       1,852,668

       1,500 St. Louis County Industrial Development Authority,            8/08 at 102.00       N/R       1,270,350
              Missouri, Revenue Bonds (Bethesda Living Centers - Autumn
              View Gardens at Schuetz Road Project), Series 1998B,
              5.850%, 8/15/28

       2,425 St. Louis County Industrial Development Authority,            8/05 at 104.00       AAA       2,539,339
              Missouri, Healthcare Facilities Revenue Bonds (GNMA
              Collateralized - Mother of Perpetual Help Project), Series
              1995, 6.250%, 8/01/28

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00       AAA       1,189,920
              Missouri, Healthcare Facilities Revenue Bonds (GNMA
              Collateralized - Mary, Queen and Mother Association
              Project), Series 2001, 5.400%, 9/20/34

----
32

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.3%

   $     540 Clay County Public School District No. 53, Liberty,           3/12 at 100.00       AA+ $        548,419
              Missouri, General Obligation Bonds, Series 2001C,
              5.200%, 3/01/21

       1,280 Clay County Public School District No. 53, Liberty,           3/12 at 100.00       AAA        1,272,755
              Missouri, General Obligation Bonds, Series 2002B,
              5.000%, 3/01/22

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2        1,168,230
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

         750 Bolivar R-1 School District, Polk County, Missouri, General   3/10 at 100.00       AA+          784,455
              Obligation Bonds (Missouri Direct Deposit Program), Series
              2000, 5.700%, 3/01/20

       1,345 Pattonville R-3 School District, St. Louis County,              No Opt. Call       AAA        1,601,196
              Missouri, General Obligation Bonds, Series 2000,
              6.500%, 3/01/14
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.2%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00      BBB+        2,408,710
              Revenue Bonds (City Hall and Fire Station Improvement
              Projects), Series 1995, 6.250%, 11/01/12

       1,875 Christian County Public Building Corporation, Missouri,       6/10 at 100.00        AA        1,980,281
              Leasehold Revenue Bonds (Justice Center Project), Series
              2000, 5.450%, 6/01/15

       1,025 Excelsior Springs School District Building Corporation,         No Opt. Call       AAA          587,387
              Missouri, Leasehold Revenue Bonds (Excelsior Springs 40
              School District), Series 1994, 0.000%, 3/01/14

       4,240 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R        4,277,651
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

       1,200 Land Clearance for Redevelopment Authority of Kansas City,   12/05 at 102.00       AAA        1,268,496
              Missouri, Lease Revenue Bonds (Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects), Series 1995A,
              5.900%, 12/01/18

             Mehlville R-9 School District, St. Louis County, Missouri,
             Certificates of Participation (Capital Improvement
             Projects), Series 2002:
       1,275  5.500%, 9/01/17                                              9/12 at 100.00       AAA        1,356,587
       1,000  5.500%, 9/01/18                                              9/12 at 100.00       AAA        1,057,310

       1,500 Missouri Development Finance Board, Infrastructure            4/10 at 100.00       AAA        1,584,495
              Facilities Revenue Bonds (Kansas City Midtown
              Redevelopment Projects), Series 2000A, 5.750%, 4/01/22

       4,000 Missouri Development Finance Board, Infrastructure            4/11 at 100.00        A+        3,859,760
              Facilities Revenue Bonds (City of Independence, Santa Fe
              Redevelopment Project), Series 2001, 5.250%, 4/01/23

       2,000 Missouri Development Finance Board, Infrastructure            3/10 at 100.00       N/R        1,942,660
              Facilities Revenue Bonds (Riverside-Quindaro Bend Levee
              District of Platte County L-385 Project), Series 2001,
              5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA          484,560
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa        1,796,712
              2002, 5.250%, 2/01/15

             Puerto Rico Highway and Transportation Authority, Highway
              Revenue Bonds, Series 1996Y:
         900  5.500%, 7/01/36                                              7/16 at 100.00         A          921,078
       4,500  5.000%, 7/01/36                                              7/16 at 100.00         A        4,307,040

       3,000 Puerto Rico Public Buildings Authority, Revenue Refunding       No Opt. Call        A-        3,173,460
              Bonds (Guaranteed by the Commonwealth of Puerto Rico),
              Series L, 5.500%, 7/01/21

       1,000 Puerto Rico Public Buildings Authority, Government            7/12 at 100.00        A-          990,820
              Facilities Revenue Refunding Bonds (Guaranteed by the
              Commonwealth of Puerto Rico), Series D, 5.125%, 7/01/24

       2,500 City of St. Louis, Missouri, Letter of Intent Double          7/03 at 101.00      BBB-        2,529,000
              Revenue Bonds (Lambert-St. Louis International Airport
              Project), Series 2000, 6.125%, 1/01/09

       1,240 St. Louis Municipal Finance Corporation, Missouri, Carnahan   2/12 at 100.00       Aaa        1,352,046
              Courthouse Leasehold Revenue Bonds, Series 2002A, 5.750%,
              2/15/17

       1,750 Regional Convention and Sports Complex Authority, City of     8/07 at 100.00       AAA        1,779,680
              St. Louis, Missouri, Convention and Sports Facility
              Project and Refunding Bonds, Series 1997C, 5.300%, 8/15/20

          45 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       N/R           46,262
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21

       2,950 Springfield Public Building Corporation, Missouri,            6/10 at 100.00       AAA        3,212,255
              Leasehold Revenue Bonds (Jordan Valley Park Projects),
              Series 2000A, 6.125%, 6/01/21

----
33

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation - 6.9%

   $   2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA $     1,918,620
              Bonds (Kansas City International Airport), Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax)

       2,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB       1,648,260
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 City of St. Louis, Missouri, Airport Revenue Bonds (1997      7/07 at 101.00       AAA         986,230
              Capital Improvement Program - Lambert-St. Louis
              International Airport), Series 1997B, 5.250%, 7/01/27
              (Alternative Minimum Tax)

             City of St. Louis, Missouri, Airport Revenue Bonds (Airport
              Development Program), Series 2001A:
       5,000  5.000%, 7/01/26                                              7/11 at 100.00       AAA       4,860,000
       1,000  5.250%, 7/01/31                                              7/11 at 100.00       AAA       1,000,310

             Land Clearance for Redevelopment Authority of the City of
             St. Louis, Missouri, Tax-Exempt Parking Facility Revenue
             Refunding and Improvement Bonds (LCRA Parking Facilities
             Project), Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R       1,053,030
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R       2,516,352

       2,250 City of St. Louis, Missouri, Parking Revenue Refunding       12/06 at 102.00       AAA       2,302,178
              Bonds, Series 1996, 5.375%, 12/15/21
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.6%

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa       2,466,045
              Revenue Bonds, Series 1983, 0.000%, 12/01/14

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa         118,214
              Bonds, Series 1984, 0.000%, 3/01/16

       2,000 Jackson County Public Facilities Authority, Missouri,        12/04 at 100.00       AAA       2,185,480
              Leasehold Revenue Refunding and Improvement Bonds (Jackson
              County Capital Improvements Project), Series 1994, 6.125%,
              12/01/15 (Pre-refunded to 12/01/04)

       4,000 Kansas City, Missouri, General Improvement Airport Revenue    9/04 at 101.00       AAA       4,441,800
              Bonds, Series 1994B, 6.875%, 9/01/14 (Pre-refunded to
              9/01/04)

             City of Lake, St. Louis Public Facilities Authority,
             Missouri, Certificates of Participation (Municipal Golf
             Course Project), Series 1993:
       1,020  6.900%, 12/01/05 (Pre-refunded to 12/01/02)                 12/02 at 103.00    N/R***       1,075,508
       2,720  7.550%, 12/01/14 (Pre-refunded to 12/01/02)                 12/02 at 103.00    N/R***       2,876,699

         420 Health and Educational Facilities Authority of the State of  11/02 at 102.00    N/R***         437,854
              Missouri, Health Facilities Revenue Bonds (Heartland
              Health System Project), Series 1992, 6.875%, 11/15/04
              (Pre-refunded to 11/15/02).

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (BJC Health
             System), Series 1994A:
       2,395  6.750%, 5/15/14                                                No Opt. Call    Aa3***       2,897,663
         650  6.500%, 5/15/20                                              5/04 at 102.00    Aa3***         713,928

       3,630 Health and Educational Facilities Authority of the State of   6/04 at 102.00     A1***       3,989,261
              Missouri, Educational Facilities Revenue Bonds (University
              of Health Sciences Project), Series 1994, 6.350%, 6/01/14
              (Pre-refunded to 6/01/04)

         600 Health and Educational Facilities Authority of the State of  10/04 at 101.00     A2***         660,420
              Missouri, Educational Facilities Revenue Bonds (St. Louis
              University High School), Series 1994, 6.350%, 10/01/14
              (Pre-refunded to 10/01/04)

         340 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa         380,661
              Authority of the State of Missouri, Water Pollution
              Control Revenue Bonds (State Revolving Fund Program -
              Multiple Participant Series), Series 1994B, 7.200%,
              7/01/16 (Pre-refunded to 7/01/04)

         750 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***         871,410
              Transportation Revenue Bonds, Series B, 6.000%, 7/01/39
              (Pre-refunded to 7/01/10)

       1,000 Regional Convention and Sports Complex Authority, St. Louis   8/03 at 100.00       AAA       1,061,320
              County, Missouri, Convention and Sports Facility Project
              Bonds, Series 1991B, 7.000%, 8/15/11 (Pre-refunded to
              8/15/03)

         955 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       AAA       1,023,636
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 2.5%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA       2,655,610
              Series 2002A, 5.000%, 10/01/26

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       1,001,630
              2002 Series II, 5.125%, 7/01/26

       2,000 City of Sikeston, Missouri, Electric System Revenue Bonds,      No Opt. Call       AAA       2,299,440
              1992 Series, 6.200%, 6/01/10

----
34

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.1%

   $   1,825 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,   1/12 at 100.00        AA $      1,875,826
              2002 Series D-1, 5.375%, 1/01/22

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00        AA        1,701,184
              Authority, Water Facilities Refunding Revenue Bonds
              (Tri-County Water Authority Project), Series 1999, 6.000%,
              4/01/22

         595 Missouri Environmental Improvement and Energy Resources      10/02 at 100.00       Aaa          603,436
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - City of Springfield Project), Series
              1990A, 7.000%, 10/01/10

         365 Missouri Environmental Improvement and Energy Resources       7/02 at 102.00       Aaa          373,646
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - Multi-Participant Program), Series 1992A,
              6.550%, 7/01/14

         260 Missouri Environmental Improvement and Energy Resources       7/04 at 102.00       Aaa          286,912
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - Multi-Participant Program), Series 1994B,
              7.200%, 7/01/16

         108 City of Osceola, Missouri, Sewer System Refunding and        11/02 at 100.00       N/R          108,283
              Improvement Revenue Bonds, Series 1989, 8.000%, 11/01/09
--------------------------------------------------------------------------------------------------------------------
   $ 243,878 Total Investments (cost $228,401,753) - 99.1%                                               235,467,577
--------------------------------------------------------------------------------------------------------------------
------------ -----------------------------------------------------------  ---------------       --- ----------------
             Other Assets Less Liabilities - 0.9%                                                          2,096,510
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    237,564,087
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
35

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Basic Materials - 0.3%

    $  1,650 Ohio Port Authority, Lucas County, Toledo, Port Revenue       9/02 at 102.00        A+ $     1,702,734
              Refunding Bonds (Facilities Cargill Inc. Project), 7.250%,
              3/01/22
-------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.3%

       1,510 Ohio Water Development Authority, Revenue Bonds (USA Waste    9/02 at 102.00       N/R       1,543,054
              Services), Series 1992, 7.750%, 9/01/07 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.3%

       1,700 City of Moraine, Ohio, Solid Waste Disposal Revenue Bonds       No Opt. Call        A3       1,762,169
              (General Motors Corporation Project), Series 1999, 5.650%,
              7/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.7%

       3,500 State of Ohio, Educational Loan Revenue Bonds (Supplemental   6/07 at 102.00       AAA       3,611,370
              Student Loan Program), Series 1997A1, 5.850%, 12/01/19
              (Alternative Minimum Tax)

       1,200 Ohio Higher Educational Facility Commission, Higher           9/06 at 101.00       N/R       1,235,052
              Educational Facility Revenue Bonds (The University of
              Findlay 1996 Project), 6.125%, 9/01/16

       5,000 State of Ohio, Higher Educational Facilities Revenue Bonds    5/07 at 102.00       AAA       5,092,700
              (Xavier University 1997 Project), 5.375%, 5/15/22

       1,000 State of Ohio, Higher Educational Facilities Revenue Bonds   12/10 at 101.00       AAA       1,025,660
              (University of Dayton 2000 Project), 5.500%, 12/01/30

             Ohio Higher Educational Facilities Commission, Higher
             Education Facility Revenue Bonds (Wittenberg University
             Project), Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00        A3       1,222,668
       2,000  5.000%, 12/01/26                                            12/11 at 100.00        A3       1,916,640

         910 Ohio Higher Educational Facilities Commission, Revenue          No Opt. Call        AA       1,091,536
              Bonds (Case Western Reserve University), Series B, 6.500%,
              10/01/20

       3,000 Ohio Higher Educational Facilities Commission, Revenue       10/12 at 100.00       Aa2       3,116,010
              Bonds (Case Western Reserve University), Series 2002B,
              5.500%, 10/01/22 (WI, settling 6/05/02)

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2001A:
       1,500  5.750%, 6/01/18                                              6/11 at 101.00       AAA       1,630,710
       1,520  5.750%, 6/01/19                                              6/11 at 101.00       AAA       1,644,290
       2,000  5.250%, 6/01/24                                              6/11 at 101.00       AAA       2,014,700

       4,250 University of Cincinnati, Ohio, General Receipts Bonds,       6/07 at 100.00       AAA       4,330,070
              5.375%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.9%

      10,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00      Baa1       8,760,400
              Ohio, Hospital Facilities Revenue Bonds (Summa Health
              System Project), Series 1998A, 5.375%, 11/15/24

      11,900 Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds     2/09 at 101.00        A-      12,209,281
              (The MetroHealth System Project), Series 1999, 6.125%,
              2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Improvement and Refunding     2/07 at 102.00       AAA       1,054,070
              Revenue Bonds (The MetroHealth System Project), Series
              1997, 5.625%, 2/15/17

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds          8/12 at 101.00         A       2,467,575
              (Firelands Regional Medical Center), Series 2002A, 5.625%,
              8/15/32

             Franklin County, Ohio, Hospital Refunding and Improvement
             Revenue Bonds (The Children's Hospital Project), 1996
             Series A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00       Aa2       1,636,803
       5,275  5.875%, 11/01/25                                            11/06 at 101.00       Aa2       5,384,826

             Franklin County, Ohio, Hospital Revenue Bonds (Holy Cross
              Health Systems Corporation), Series 1996:
         965  5.800%, 6/01/16                                              6/06 at 102.00       AA-       1,010,345
       2,000  5.875%, 6/01/21                                              6/06 at 102.00       AA-       2,065,180

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding   11/05 at 102.00       AAA       5,772,391
              Bonds (EMH Regional Medical Center), Series 1995, 5.375%,
              11/01/21

       3,000 Lucas County, Ohio, Hospital Improvement Revenue Bonds (St.   8/02 at 102.00       AAA       3,088,350
              Vincent Medical Center), Series 1992, 6.500%, 8/15/12

----
36

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,000 Marion County, Ohio, Hospital Refunding and Improvement       5/06 at 102.00      BBB+ $     2,068,320
              Revenue Bonds (The Community Hospital), Series 1996,
              6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities Revenue Bonds (St. Luke's  12/04 at 102.00       AAA       1,312,363
              Hospital), Series 1994, 5.800%, 12/01/14

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       2,036,760
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       4,351,124
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996C, 6.250%, 5/15/13

       4,000 City of Middleburg Heights, Ohio, Hospital Improvement        8/08 at 102.00       AAA       4,296,040
              Refunding Revenue Bonds (Southwest General Health Center
              Project), Series 1995, 5.625%, 8/15/15

             Montgomery County, Ohio, Hospital Facilities Revenue
             Refunding and Improvement Bonds (Kettering Medical Center),
             Series 1996:
       1,500  5.625%, 4/01/16                                              4/06 at 102.00       AAA       1,577,385
       7,000  6.250%, 4/01/20                                                No Opt. Call       AAA       8,091,790

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds    4/10 at 101.00      BBB+       9,978,705
              (Kettering Medical Center Network Obligated Group), Series
              1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds (Catholic Health       9/11 at 100.00       AA-      12,983,360
              Initiatives), Series 2001, 5.375%, 9/01/21

       1,250 City of Parma, Ohio, Hospital Improvement and Refunding      11/08 at 101.00        A-       1,220,988
              Revenue Bonds (The Parma Community Hospital Association),
              Series 1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-       2,095,780
              Improvement Bonds (MedCentral Health System Obligated
              Group), Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds   10/11 at 101.00        AA       1,165,824
              (Union Hospital Project), Series 2001, 5.250%, 10/01/31
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

       1,580 Butler County, Ohio, Multifamily Housing Revenue Bonds        9/08 at 103.00       N/R       1,472,102
              (Anthony Wayne Apartments Project), Series 1998, 6.500%,
              9/01/30 (Alternative Minimum Tax)

       1,135 Clark County, Ohio, Multifamily Housing Revenue Bonds        11/08 at 103.00       N/R       1,042,236
              (Church of God Retirement Home), Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, Mortgage Revenue Bonds (GNMA          10/07 at 103.00       Aaa      15,962,310
              Collateralized - Columbus Properties Project), Series
              1997, 5.600%, 4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, Multifamily Housing Mortgage Revenue   9/11 at 102.00       Aaa       3,048,563
              Bonds (GNMA Collateralized - Carriage House Apartments
              Project), Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, Healthcare Facility Revenue Bonds (GNMA   8/09 at 102.00       AAA       2,879,337
              Collateralized - The Alpine Village Project), Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation For Housing, Mortgage Revenue        2/09 at 102.00       Aa2       6,563,369
              Refunding Bonds (FHA-Insured Mortgage Loans - Section 8
              Assisted Projects), Series 1999G, 5.950%, 2/01/23
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.0%

       2,500 Ohio Housing Finance Agency, Residential Mortgage Revenue     7/09 at 100.00       Aaa       2,543,450
              Bonds (Mortgage-Backed Securities Program), Fixed Rate
              1999 Series C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       4,955 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa       5,045,528
              Bonds (Mortgage-Backed Securities Program), 1996 Series
              B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       4,435 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa       4,516,027
              Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum
              Tax)

       5,290 Ohio Housing Finance Agency, Residential Mortgage Revenue     3/08 at 101.50       AAA       5,312,218
              Bonds, Series 1998-A1, 5.300%, 9/01/19 (Alternative
              Minimum Tax)

       1,800 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       Aaa       1,883,394
              Bonds (GNMA Mortgage-Backed Securities Program), Series
              1994-A1, 6.100%, 9/01/14

       3,260 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       AAA       3,428,346
              Bonds, Series 1994-B1, 6.375%, 9/01/14

      12,620 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa      13,157,360
              Bonds, Series 1997A (Remarketed), 6.150%, 3/01/29
              (Alternative Minimum Tax)

----
37

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Industrial/Other - 0.4%

    $  2,680 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R $     2,529,143
              Revenue Bonds (Port of Cleveland Bond Fund - Jergens,
              Inc., Project), Series 1998A, 5.375%, 5/15/18 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.8%

       1,870 Cuyahoga County, Ohio, Industrial Development Refunding       8/02 at 102.00       AAA       1,932,626
              Revenue Bonds (University Healthcare Center Project),
              Series 1991, 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds   11/05 at 102.00       Aa2       3,285,485
              (Heinzerling Foundation), Series 1995, 6.200%, 11/01/20

         555 Franklin County, Ohio, Hospital Revenue Refunding             8/02 at 101.00       N/R         564,024
              FHA-Insured Mortgage Loan (Worthington Christian Village
              Nursing Home), 7.000%, 8/01/16

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds   10/08 at 101.00      BBB+       1,102,150
              (Twin Towers), Series 1998A, 5.125%, 10/01/23

       1,025 Marion County, Ohio, Healthcare Facilities Refunding and     11/03 at 102.00      BBB-       1,018,696
              Improvement Revenue Bonds (United Church Homes, Inc.
              Project), Series 1993, 6.375%, 11/15/10

         750 Marion County, Ohio, Healthcare Facilities Refunding and     11/03 at 102.00      BBB-         728,805
              Improvement Revenue Bonds (United Church Homes, Inc.
              Project), Series 1993, 6.300%, 11/15/15

       1,910 City of Napoleon, Ohio, Healthcare Facilities Mortgage        9/04 at 102.00       Aa2       2,018,259
              Revenue Refunding Bonds (The Lutheran Orphans and Old
              Folks Home Society at Napoleon, Inc. FHA-Insured Project),
              Series 1994, 6.875%, 8/01/23
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.3%

             Adams County/Ohio Valley School District, Adams and
             Highland Counties, Ohio, School Improvement Bonds (General
             Obligation - Unlimited Tax), Series 1995:
       6,000  7.000%, 12/01/15                                               No Opt. Call       AAA       7,439,700
       9,500  5.250%, 12/01/21                                            12/05 at 102.00       AAA       9,592,530

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA         350,484
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, 0.000%, 12/01/13

       1,000 Aurora City School District, Ohio, School Improvement Bonds  12/05 at 102.00       AAA       1,085,080
              (General Obligation - Unlimited Tax), Series 1995, 5.800%,
              12/01/16

         700 Buckeye Local School District, Medina County, Ohio,          12/10 at 100.00       Aaa         719,845
              Construction and Improvement Bonds (General Obligation),
              Series 2000, 5.500%, 12/01/25

       2,500 Buckeye Valley Local School District, Ohio, School              No Opt. Call       AAA       3,017,700
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 1995A, 6.850%, 12/01/15

       3,560 Canal Winchester Local School District, Franklin and         12/11 at 100.00       Aaa       3,446,258
              Fairfield Counties, Ohio, School Facilities Construction
              and Improvement Bonds, Series 2001B, 5.000%, 12/01/28

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                               No Opt. Call       N/R         140,823
         125  8.500%, 12/01/05                                               No Opt. Call       N/R         144,609
         125  8.500%, 12/01/06                                               No Opt. Call       N/R         147,815
         125  8.500%, 12/01/07                                               No Opt. Call       N/R         149,898
         125  8.500%, 12/01/08                                               No Opt. Call       N/R         152,436
         130  8.500%, 12/01/09                                               No Opt. Call       N/R         160,459

             City School District of the City of Cincinnati, Hamilton
             County, Ohio, School Improvement Bonds (General Obligation
             - Limited Tax), Series 2001:
       2,000  5.375%, 12/01/15                                            12/11 at 100.00       AAA       2,133,280
       6,745  5.375%, 12/01/16                                            12/11 at 100.00       AAA       7,140,999
       1,255  5.375%, 12/01/17                                            12/11 at 100.00       AAA       1,320,787

             City of Columbus, Franklin County, Ohio, General Obligation
             Bonds:
         590  9.375%, 4/15/06                                                No Opt. Call       AAA         722,160
         500  9.375%, 4/15/07                                                No Opt. Call       AAA         631,245

       7,045 City of Columbus, Ohio, Various Purpose Bonds (General       11/10 at 101.00       AAA       7,340,608
              Obligation - Unlimited Tax), Series 2000, 5.250%, 11/15/17

----
38

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Cuyahoga County, Ohio, Various Purpose Refunding Bonds          No Opt. Call       AA+ $     1,087,740
              (General Obligation - Limited Tax), Series 1993B, 5.250%,
              10/01/13

       1,345 Cuyahoga County, Ohio, General Obligation Limited Tax           No Opt. Call       AA+       1,486,481
              Bonds, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, Capital Improvement Bonds (General    12/10 at 100.00       AA+       6,346,072
              Obligation - Limited Tax), Series 2000, 5.750%, 12/01/16

         750 City of Defiance, Ohio, Waterworks System Improvement        12/04 at 102.00       AAA         789,653
              Bonds, Series 1994, 6.200%, 12/01/20

             Delaware City School District, Delaware County, Ohio,
             School Facilities Construction and Improvement Bonds
             (General Obligation - Unlimited Tax):
       1,000  0.000%, 12/01/10                                               No Opt. Call       AAA         691,350
       1,000  0.000%, 12/01/11                                               No Opt. Call       AAA         654,630

       1,000 Evergreen Local School District, Ohio, School Improvement    12/09 at 101.00       Aaa       1,039,690
              Bonds (General Obligation - Unlimited Tax), Series 1999,
              5.625%, 12/01/24

       4,040 Franklin County, Ohio, Refunding Bonds (General Obligation   12/08 at 102.00       AAA       4,167,866
              - Limited Tax), Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa       1,058,940
              Ohio, School Improvement Bonds (General Obligation),
              Series 2001, 5.500%, 12/15/18

         420 Geauga County, Ohio, Sewer District Improvement Bonds        12/05 at 102.00       Aa2         478,346
              (General Obligation - Limited Tax) (Bainbridge Water
              Project), 6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA       1,051,710
              Ohio, School Facilities Construction and Improvement Bonds
              (General Obligation - Unlimited Tax), 6.100%, 12/01/19

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00       Aa3       3,065,910
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       1,200 Heath City School District, Licking County, Ohio, School     12/10 at 100.00       Aaa       1,230,360
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 2000A, 5.500%, 12/01/27

       2,500 Highland Local School District, Morrow and Delaware          12/11 at 100.00       Aaa       2,432,875
              Counties, Ohio, General Obligation Bonds, Series 2001,
              5.000%, 12/01/26

       1,000 Huron County, Ohio, Correctional Facility Bonds (General     12/07 at 102.00       AAA       1,082,780
              Obligation - Limited Tax), 5.850%, 12/01/16

       1,885 City of Kent, Ohio, Sewer System Improvement Refunding       12/02 at 102.00       Aa3       1,965,904
              Bonds (General Obligation - Limited Tax), Series 1992,
              6.500%, 12/01/10

       1,070 Kettering, Ohio, General Obligation Limited Tax Bonds,        6/02 at 102.00       Aa3       1,095,434
              6.650%,12/01/12

       1,000 Kettering City School District, Ohio, General Obligation     12/05 at 101.00       AAA       1,006,160
              Unlimited Tax Bonds, 5.250%, 12/01/22

         500 Kirtland Local School District, Ohio, School Improvement      6/02 at 100.00       N/R         501,410
              Bonds (General Obligation - Unlimited Tax), Series 1989,
              7.500%, 12/01/09

         555 Lake County, Ohio, Sewer District Improvement Bonds             No Opt. Call       Aa2         590,387
              (Limited Tax), Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa3       1,524,499
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio, School     6/11 at 100.00       Aaa       3,352,369
              Improvement and Refunding Bonds (General Obligation -
              Unlimited Tax), Series 2001, 5.125%, 12/01/26

             Logan County, Ohio, General Obligation Bonds:
         155  7.750%, 12/01/02                                               No Opt. Call         A         159,576
         155  7.750%, 12/01/03                                               No Opt. Call         A         167,933
         155  7.750%, 12/01/04                                               No Opt. Call         A         174,993
         155  7.750%, 12/01/05                                               No Opt. Call         A         179,625
         155  7.750%, 12/01/06                                               No Opt. Call         A         184,083

       1,000 Lucas County, Ohio, Various Purpose Improvement Bonds        12/02 at 102.00        A1       1,042,370
              (General Obligation - Limited Tax), Series 1992, 6.650%,
              12/01/12

       1,000 Lucas County, Ohio, Various Purpose Improvement Bonds        12/05 at 102.00       AAA       1,042,190
              (General Obligation - Limited Tax), Series 1995-1, 5.400%,
              12/01/15

             North Royalton City School District, Ohio, School
              Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14                                            12/09 at 102.00       AAA       2,462,812
       2,400  6.100%, 12/01/19                                            12/09 at 102.00       AAA       2,657,232

----
39

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 State of Ohio, Full Faith and Credit Infrastructure             No Opt. Call       AA+ $     1,138,480
              Improvement Bonds (General Obligation), Series 1994,
              6.000%, 8/01/10

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA       3,916,734
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

       1,750 Pickerington Local School District, Fairfield and Franklin    6/02 at 102.00        A1       1,804,495
              Counties, Ohio, General Obligation - Unlimited Tax Bonds
              (Pickerington Public Library Project), 6.750%, 12/01/16

         500 Pickerington Local School District, Ohio, General               No Opt. Call       AAA         327,315
              Obligation Bonds, 0.000%, 12/01/11

       1,000 Revere Local School District, Ohio, School Improvement       12/03 at 102.00       AAA       1,067,140
              Bonds (General Obligation - Unlimited Tax), Series 1993,
              6.000%, 12/01/16

       3,500 The Board of Education of Springfield City School District,  12/11 at 102.00       Aaa       3,519,565
              Clark County, Ohio, General Obligation Bonds, Series 2001,
              5.200%, 12/01/23

       2,340 City of Stow, Ohio, Safety Center Construction Bonds         12/05 at 102.00        A1       2,461,657
              (General Obligation - Limited Tax), 6.200%, 12/01/20

          30 City of Strongsville, Ohio, Various Purpose Improvement      12/06 at 102.00       Aa2          32,224
              Bonds (General Obligation - Limited Tax), Series 1996,
              5.950%, 12/01/21

       1,315 Summit County, Ohio, General Obligation Bonds, Series 2002R     No Opt. Call       AAA       1,414,230
              Refunding, 5.500%, 12/01/21

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa       2,243,055
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24

         540 Trumbull County, Ohio, Sewer Bonds (General Obligation),     12/04 at 102.00       AAA         590,868
              Series 1994, 6.200%, 12/01/14

       1,910 Vandalia, Ohio, General Obligation Bonds, 5.850%, 12/01/21   12/06 at 101.00       Aa3       2,018,679

       4,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA       3,882,760
              Counties, Ohio, General Obligation Various Purpose Bonds,
              Series 2001, 5.000%, 12/01/27

         300 Youngstown, Ohio, General Obligation Limited Tax Bonds,      12/04 at 102.00       AAA         327,492
              Series 1994, 6.125%, 12/01/14
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.5%

         500 Athens County, Ohio, Community Mental Health Revenue Bonds,   6/02 at 101.00        A+         511,195
              1991 Series I, 6.900%, 6/01/10

       6,300 City of Cleveland, Ohio, Certificates of Participation       11/07 at 102.00       AAA       6,319,845
              (Cleveland Stadium Project), Series 1997, 5.250%, 11/15/27

       1,000 Deerfield Township, Ohio, Tax Increment Revenue Notes,       12/11 at 101.00       Aaa         975,040
              Series 2001B, 5.000%, 12/01/25

       4,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa       1,023,916
              B, 0.000%, 12/01/28

       1,000 City of Hamilton, Butler County, Ohio, One Renaissance       11/11 at 101.00       Aaa       1,056,320
              Center Acquisition Bonds (General Obligation - Limited
              Tax), Series 2001, 5.375%, 11/01/17

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA       1,591,489
              Revenue Bonds, Series 2001B Refunding, 5.500%, 10/01/16

       8,140 State of Ohio, Higher Education Capital Facilities Bonds,     2/11 at 100.00       AA+       8,153,594
              Series II-2001A, 5.000%, 2/01/20

       1,050 Ohio Building Authority, State Facilities Bonds               4/12 at 100.00       AAA       1,038,860
              (Administration Building Fund Projects), 2002 Series A,
              5.000%, 4/01/22

       1,100 Ohio Department of Transportation, Certificates of           10/02 at 102.00       AAA       1,126,202
              Participation (Panhandle Rail Line Project), Series 1992A,
              6.500%, 4/15/12

      11,700 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA      12,820,977
              Revenue Bonds (Reset Option Long Certificates), Series
              1994 II-R-66, 9.440%, 1/01/13 (IF)

       6,550 Puerto Rico Public Building Authority, Guaranteed Revenue       No Opt. Call       N/R       7,678,565
              Bonds (Reset Option Long Trust Certificates), Series 1993L
              II-R-56, 9.440%, 7/01/18 (IF)

       2,500 Summit County Port Authority, Ohio, Revenue Bonds (Civic     12/11 at 100.00       AAA       2,406,075
              Theatre Project), Series 2001, 5.000%, 12/01/33
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.4%

             City of Cleveland, Ohio, Airport System Revenue Bonds,
             Series 2000A:
       5,000  5.250%, 1/01/16                                              1/10 at 101.00       AAA       5,186,850
       7,000  5.000%, 1/01/31                                              1/10 at 101.00       AAA       6,757,170

----
40

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  7,300 City of Dayton, Ohio, Special Facilities Revenue Refunding    2/08 at 102.00       BB+ $     5,428,134
              Bonds (Emery Air Freight Corporation and Emery Worldwide
              Airlines, Inc. Guarantors), Series 1998A, 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Turnpike Revenue Bonds (Residual      No Opt. Call       AA-       5,650,000
              Option Longs), Refinancing 1998 Series II-R-51,
              9.290%, 2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Turnpike Revenue Bonds (Residual      No Opt. Call       Aaa       8,900,400
              Option Longs), Series II-R-75, 7.820%, 2/15/12 (IF)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 17.1%

       3,955 City of Akron, Ohio, Various Purpose Improvement Bonds       12/04 at 102.00       AAA       4,457,285
              (General Obligation - Limited Tax), Series 1994, 6.750%,
              12/01/14 (Pre-refunded to 12/01/04)

         730 City of Athens, Athens County, Ohio, Sanitary Sewer System   12/09 at 100.00    N/R***         854,034
              Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14
              (Pre-refunded to 12/01/09)

       2,905 Board of Education of Batavia Local School District,         12/05 at 102.00       AAA       3,302,840
              Clermont County, Ohio, School Improvement Bonds (Unlimited
              Tax), Series 1995 (Bank Qualified), 6.300%, 12/01/22
              (Pre-refunded to 12/01/05)

             City of Bellefontaine, Ohio, Sewer System First Mortgage
             Revenue Refunding and Improvement Bonds (Bank Qualified):
       1,000  6.800%, 12/01/07 (Pre-refunded to 12/01/02)                 12/02 at 101.00    N/R***       1,035,060
       1,000  6.900%, 12/01/11 (Pre-refunded to 12/01/02)                 12/02 at 101.00    N/R***       1,035,540

             City of Cleveland, Ohio, General Obligation Bonds, Series
             1988:
       1,010  7.500%, 8/01/08 (Pre-refunded to 2/01/03)                    2/03 at 100.00       AAA       1,048,804
       1,010  7.500%, 8/01/09 (Pre-refunded to 2/01/03)                    2/03 at 100.00       AAA       1,048,804

         500 City of Cleveland, Ohio, Various Purpose General Obligation   7/02 at 102.00       AAA         512,005
              Bonds, Series 1992, 6.375%, 7/01/12 (Pre-refunded to
              7/01/02)

       4,745 City of Cleveland, Ohio, Various Purpose General Obligation  11/04 at 102.00       AAA       5,327,733
              Bonds, Series 1994, 6.625%, 11/15/14 (Pre-refunded to
              11/15/04)

             City of Cleveland, Ohio, Waterworks Improvement and
             Refunding Revenue Bonds, 1st Mortgage Series 1996-H:
       2,280  5.750%, 1/01/21 (Pre-refunded to 1/01/06)                    1/06 at 102.00       AAA       2,530,367
       5,795  5.750%, 1/01/26 (Pre-refunded to 1/01/06)                    1/06 at 102.00       AAA       6,431,349

         550 Columbiana County, Ohio, County Jail Facilities              12/04 at 102.00     AA***         618,437
              Construction Bonds (General Obligation - Unlimited Tax),
              6.600%, 12/01/17 (Pre-refunded to 12/01/04)

             Cuyahoga County, Ohio, Hospital Revenue Bonds (Meridia
              Health System), Series 1995:
         250   6.250%, 8/15/14 (Pre-refunded to 8/15/05)                   8/05 at 102.00       AAA         281,143
       5,500   6.250%, 8/15/24 (Pre-refunded to 8/15/05)                   8/05 at 102.00       AAA       6,185,135

       1,110 City of Fairborn, Ohio, Utility Improvement Bonds (General   10/02 at 102.00       AAA       1,152,102
              Obligation), Series 1991, 7.000%, 10/01/11 (Pre-refunded
              to 10/01/02)

             City of Garfield Heights, Ohio, Hospital Improvement and
             Refunding Revenue Bonds (Marymount Hospital Project),
             Series 1992B:
       3,000   6.650%, 11/15/11 (Pre-refunded to 11/15/02)                11/02 at 102.00    Aa3***       3,127,260
       1,000   6.700%, 11/15/15 (Pre-refunded to 11/15/02)                11/02 at 102.00    Aa3***       1,042,640

       2,200 City of Greenville, Darke County, Ohio, Wastewater System    12/02 at 102.00       AAA       2,295,326
              First Mortgage Revenue Bonds, Series 1992, 6.350%,
              12/01/17 (Pre-refunded to 12/01/02)

       1,000 Lakeview Local School District, Ohio, General Obligation     12/04 at 102.00       AAA       1,132,050
              Bonds, 6.900%, 12/01/14 (Pre-refunded to 12/01/04)

       1,000 Lakota Local School District, Butler County, Ohio, School    12/05 at 100.00       AAA       1,111,530
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 1994, 6.125%, 12/01/17 (Pre-refunded to 12/01/05)

       1,500 City of Lorain, Ohio, Hospital Refunding Revenue Bonds       11/02 at 102.00     A1***       1,565,640
              (Lakeland Community Hospital, Inc.), Series 1992, 6.500%,
              11/15/12

       4,250 Mahoning County, Ohio, Hospital Improvement Revenue Bonds    10/02 at 100.00       AAA       4,335,213
              (YHA, Inc. Project), Series 1991A, 7.000%, 10/15/14
              (Pre-refunded to 10/15/02)

      11,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***      11,992,420
              Franciscan Medical Center Dayton Campus Issue, Series
              1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)

----
41

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  2,500 Montgomery County, Ohio, Revenue Bonds (Sisters of Charity    5/03 at 101.00       AAA $     2,631,475
              Healthcare Systems, Inc.), Series 1992A, 6.250%, 5/15/08
              (Pre-refunded to 5/15/03)

       1,000 Mount Gilead, Ohio, Water System Revenue First Mortgage      12/02 at 102.00    N/R***       1,046,920
              Bonds, 7.200%, 12/01/17 (Pre-refunded to 12/01/02)

       1,000 City of North Olmsted, Ohio, Various Purpose Bonds (General  12/02 at 102.00       AAA       1,044,570
              Obligation - Limited Tax), Series 1992, 6.250%, 12/15/12
              (Pre-refunded to 12/15/02)

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
              Bonds:
       6,460   0.000% 1/15/15 (Pre-refunded to 1/15/11)                     1/11 at 67.04       AAA       2,943,305
       5,700   0.000% 1/15/15 (Pre-refunded to 7/15/11)                     7/11 at 70.48       AAA       2,669,652

             State of Ohio, Full Faith and Credit Infrastructure
             Improvement Bonds (General Obligation), Series 1995:
         750   6.200%, 8/01/13 (Pre-refunded to 8/01/05)                   8/05 at 102.00    AA+***         841,440
       2,000   6.200%, 8/01/14 (Pre-refunded to 8/01/05)                   8/05 at 102.00    AA+***       2,243,840

           5 Ohio Building Authority, State Facilities Refunding Bonds     4/03 at 100.00       AAA           5,289
              (Frank J. Lausche State Office Building), 1982 Series A,
              10.125%, 10/01/06 (Pre-refunded to 4/01/03)

       1,500 Ohio Building Authority, State Facilities Revenue Bonds      10/04 at 102.00       AAA       1,676,295
              (Juvenile Correctional Building), 6.600%, 10/01/14
              (Pre-refunded to 10/01/04)

       2,025 Ohio Higher Educational Facility Commission, Higher          12/03 at 102.00       AAA       2,204,456
              Educational Facility Mortgage Revenue Bonds (University of
              Dayton 1992 Project), 6.600%, 12/01/17 (Pre-refunded to
              12/01/03)

       5,065 Ohio Water Development Authority, Water Development Revenue     No Opt. Call       AAA       5,696,403
              Bonds (Pure Water 1990), Series I, 6.000%, 12/01/16

       1,200 Ridgemont Local School District, Ohio, School Improvement    12/02 at 102.00    N/R***       1,256,220
              Bonds (General Obligation - Unlimited Tax), Series 1992,
              7.250%, 12/01/14 (Pre-refunded to 12/01/02)

       1,725 Shelby County, Ohio, Hospital Facilities Revenue Refunding    9/02 at 102.00    N/R***       1,784,651
              and Improvement Bonds (Shelby County Memorial Hospital
              Association), Series 1992, 7.700%, 9/01/18 (Pre-refunded
              to 9/01/02)

       2,840 City of Strongsville, Ohio, Various Purpose Improvement      12/06 at 102.00    Aa2***       3,229,563
              Bonds (General Obligation - Limited Tax), Series 1996,
              5.950%, 12/01/21 (Pre-refunded to 12/01/06)

       2,750 Trumbull County, Ohio, Hospital Refunding and Improvement    11/03 at 100.00       AAA       2,943,848
              Revenue Bonds (Trumbull Memorial Hospital Project), Series
              1991B, 6.900%, 11/15/12 (Pre-refunded to 11/15/03)

       1,000 University of Cincinnati, Ohio, General Receipts Bonds,      12/02 at 102.00     AA***       1,043,080
              Series O, 6.300%, 6/01/12 (Pre-refunded to 12/01/02)

         750 Warren County Water District, Ohio, Waterworks System        12/02 at 102.00       AAA         783,465
              Revenue Bonds, Series 1992, 6.600%, 12/01/16 (Pre-refunded to 12/01/02)

       1,500 Washington County, Ohio, Hospital Revenue Bonds (Marietta     9/02 at 102.00   Baa1***       1,550,685
              Area Healthcare, Inc. Project), Series 1992, 7.375%,
              9/01/12 (Pre-refunded to 9/01/02)

       1,000 Woodridge Local School District, Ohio, General Obligation    12/04 at 102.00       AAA       1,109,400
              Bonds, 6.000%, 12/01/19 (Pre-refunded to 12/01/04)

       1,425 Wooster City School District, Wayne County, Ohio, School     12/02 at 102.00       AAA       1,487,871
              Building Construction and Improvement Bonds (General
              Obligation - Unlimited Tax), 6.500%, 12/01/17
              (Pre-refunded to 12/01/02)

       1,230 Youngstown State University, Ohio, General Receipts Bonds,   12/04 at 102.00       AAA       1,366,075
              6.000%, 12/15/16 (Pre-refunded to 12/15/04)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 9.7%

             City of Cleveland, Ohio, Public Power System First Mortgage
              Revenue Bonds, Series 1994A:
       2,250   0.000%, 11/15/12                                              No Opt. Call       AAA       1,398,533
       1,535   0.000%, 11/15/13                                              No Opt. Call       AAA         899,525

       2,500 City of Cleveland, Ohio, Public Power System First Mortgage  11/06 at 102.00       AAA       2,448,725
              Revenue Refunding Bonds, Series 1996, Sub-Series 1,
              5.000%, 11/15/24

       3,695 Ohio Municipal Electric Generation Agency, Revenue Bonds      2/03 at 102.00       AAA       3,709,447
              (American Municipal Power, Inc.), 5.375%, 2/15/24

----
42

   Principal
     Amount/                                                                Optional Call                    Market
Shares (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

             Ohio Air Quality Development Authority, Revenue Bonds
             (Columbus Southern Power Company Project), 1985 Series A:
    $  1,750   6.375%, 12/01/20                                           12/02 at 102.00       AAA $     1,817,988
       4,500   6.250%, 12/01/20                                            6/03 at 102.00        A3       4,566,735

      12,000 Ohio Air Quality Development Authority, Air Quality           9/05 at 102.00        A3      12,162,360
              Development Revenue Refunding Bonds (Dayton Power and
              Light Company Project), 1995 Series, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Air Quality           4/07 at 102.00       AAA       5,087,150
              Development Revenue Bonds (JMG Funding - Limited
              Partnership Project), Series 1997, 5.625%, 1/01/23
              (Alternative Minimum Tax)

         500 Ohio Water Development Authority, Collateralized Water        8/02 at 102.00        A2         509,520
              Development Revenue Refunding Bonds (Dayton Power and
              Light Company Project), 1992 Series A, 6.400%, 8/15/27

      21,850 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R      19,762,888
              Revenue Bonds (Bay Shore Power Project), Convertible
              Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-         734,617
              Refunding Bonds, Series O, 0.000%, 7/01/17

       4,500 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa2       4,668,075
              Environmental Control Facilities Financing Authority,
              Cogeneration Facility Revenue Bonds, 2000 Series A,
              6.625%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.7%

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA       3,029,220
              1996, 5.250%, 12/01/21

      10,000 City of Cleveland, Ohio, Waterworks Improvement First           No Opt. Call       AAA      10,732,300
              Mortgage Refunding Revenue Bonds, Series 1993G, 5.500%,
              1/01/21

       1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA       1,728,095
              1996, 6.125%, 12/01/21

       2,700 Hamilton County, Ohio, Sewer System Improvement and          12/11 at 100.00       AAA       2,514,752
              Refunding Revenue Bonds (The Metropolitan Sewer District
              of Greater Cincinnati), 2001 Series A, 4.750%, 12/01/26

       1,000 City of Hamilton, Ohio, Water System Mortgage Revenue        10/02 at 101.00       AAA       1,023,739
              Bonds, 1991 Series A, 6.400%, 10/15/10

       1,000 Montgomery County, Ohio, Water Revenue Bonds (Greater        11/02 at 102.00       AAA       1,037,159
              Moraine Beavercreek Sewer District), Series 1992, 6.250%,
              11/15/17

       4,260 Ohio Water Development Authority, Water Development Revenue  12/07 at 102.00       AAA       4,322,962
              Bonds (Community Assistance Program), Series 1997, 5.375%,
              12/01/24

       2,000 Ohio Water Development Authority, Water Development Revenue   6/08 at 101.00       AAA       1,997,419
              Bonds (Fresh Water), Series 1998, 5.125%, 12/01/23

         750 Toledo, Ohio, Sewer System Revenue Mortgage Bonds, 6.350%,   11/04 at 102.00       AAA         828,367
              11/15/17

         500 Toledo, Ohio, Waterworks Revenue Refunding Mortgage Bonds,   11/04 at 102.00       AAA         548,649
              6.450%, 11/15/24
-------------------------------------------------------------------------------------------------------------------
    $580,785 Total Investments (cost $563,573,144) - 98.6%                                              587,087,318
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.3%

    $  7,500 Merrill Lynch Institutional Tax-Exempt Money Market Fund,                                    7,500,000
              1.440%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                           472,452
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   595,059,770
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 1.8%

     $ 1,000 Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James
              Project), Series 1999, 5.600%, 5/01/19
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.6%

         300 Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue
              Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

         555 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.1%

         475 Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),
              Series 1998, 5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds
              (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
              5.375%, 2/01/29

         200 Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
              5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
              Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 4.4%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
              6.250%, 7/01/24

         450 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
              Series A, 5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
              6.500%, 11/15/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

             Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
             Apartments Project):
          25  5.900%, 7/01/12
          50  5.950%, 7/01/13
          50  6.000%, 7/01/14

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds
              (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

         570 Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project
              Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
              5.300%, 2/20/31

       1,000 Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding
              Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured
              Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore
              Apartments), Series 1998A, 5.100%, 11/20/26

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 1.8%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James            No Opt. Call       Ba1
 Project), Series 1999, 5.600%, 5/01/19
---------------------------------------------------------------------------------------------------------------------------------
Capital Goods - 0.6%

Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue              9/02 at 102.00       N/R
 Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00       Aa3
 5.750%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.1%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),        4/08 at 100.00       Aa1
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds               11/06 at 102.00       AA-
 (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,  9/11 at 100.00       BBB
 Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   12/12 at 101.00       BBB
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 4.4%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
 6.250%, 7/01/24

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    8/05 at 101.50       AAA
 Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
 Series A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   11/10 at 101.00        AA
 Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
Apartments Project):
 5.900%, 7/01/12                                                                                       7/02 at 102.00       N/R
 5.950%, 7/01/13                                                                                       7/02 at 102.00       N/R
 6.000%, 7/01/14                                                                                       7/02 at 102.00       N/R

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds             5/08 at 102.00       N/R
 (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project             1/12 at 102.00       N/R
 Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding               9/06 at 102.00       AAA
 Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured            8/07 at 102.00       N/R
 Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
 Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore                 5/06 at 102.00       AAA
 Apartments), Series 1998A, 5.100%, 11/20/26

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Basic Materials - 1.8%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James         $       858,840
 Project), Series 1999, 5.600%, 5/01/19
----------------------------------------------------------------------------------------------------------------------
Capital Goods - 0.6%

Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue                     302,430
 Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                    567,010
 5.750%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.1%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),               467,519
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds                       497,300
 (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           357,768
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,         197,952
 Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           980,690
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
 Series 2002, 5.500%, 12/01/31
----------------------------------------------------------------------------------------------------------------------
Healthcare - 4.4%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           544,300
 Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
 6.250%, 7/01/24

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           477,261
 Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
 Series A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         1,111,520
 Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
 6.500%, 11/15/20
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
Apartments Project):
 5.900%, 7/01/12                                                                                               25,068
 5.950%, 7/01/13                                                                                               50,048
 6.000%, 7/01/14                                                                                               49,999

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds                    694,190
 (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project                    556,400
 Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding                      979,160
 Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured                   201,834
 Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
 Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore                        486,705
 Apartments), Series 1998A, 5.100%, 11/20/26

----
44

   Principal                                                                                                     Optional Call
Amount (000) Description                                                                                           Provisions*
-------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   300 Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds (FHA-Insured Mortgage          9/05 at 102.00
              Loan - Kiwanis Heritage, Inc. Senior Apartments Project), Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds (GNMA
             Collateralized Mortgage Loan - Westgrove Woods Project), Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                                                       12/06 at 102.00
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                                                       12/06 at 102.00
-------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         190 Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds (Affordable      4/05 at 102.00
              Housing Mortgage Subsidy Program), Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)

         115 Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds (GNMA     3/05 at 102.00
              Mortgage-Backed Securities Program), 1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.8%

             Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (Rocky Knoll
             Health Center Project), Series 1994:
         150  5.300%, 12/01/17                                                                                 12/04 at 100.00
         195  5.300%, 12/01/18                                                                                 12/04 at 100.00
         395  5.300%, 12/01/19                                                                                 12/04 at 100.00

       1,120 Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (The Arboretum      12/03 at 102.00
              Project), Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
-------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.8%

         250 Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                      11/03 at 102.00

       1,500 Commonwealth of Puerto Rico, Public Improvement Refunding General Obligation Bonds, 2002             No Opt. Call
              Series A, 5.500%, 7/01/20
-------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 43.3%

       1,500 Village of Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds (Arena      6/12 at 100.00
              Project), Refunding Series 2002, 5.150%, 6/01/29

       1,500 Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,              6/06 at 100.00
              Series 1995, 6.000%, 6/01/11

       1,000 Village of De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,        2/08 at 100.00
              Series 1999B, 5.100%, 2/01/18

       1,500 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue           9/08 at 100.00
              Bonds, Series 1998A, 5.400%, 9/01/18

         100 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue          10/11 at 100.00
              Refunding Bonds (Tax Increment District No. 6), 5.000%, 10/01/19

         350 Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds  2/11 at 100.00
              (Lambeau Field Renovation Project), Series 2001A, 5.000%, 2/01/19

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds (Convention Center Project),
             Series 1999A:
       1,300  5.250%, 6/01/24                                                                                   6/09 at 100.00
       1,650  5.100%, 6/01/29                                                                                   6/09 at 100.00

         500 Village of Jackson Community Development Authority, Wisconsin, Community Development Revenue      12/09 at 100.00
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         300 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds (Monona Terrace            3/05 at 100.00
              Community and Convention Center Project), Series 1995, 6.100%, 3/01/10

             Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds (Summerfest Project),
             Series 2001:
         400  4.850%, 8/01/17                                                                                   8/11 at 100.00
       1,000  4.950%, 8/01/20                                                                                   8/11 at 100.00

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds (Milwaukee Public Schools -            8/12 at 100.00
              Neighborhood Schools Initiative), Series 2002A, 4.875%, 8/01/21

                                                                                                                     Market
Description                                                                                       Ratings**           Value
---------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds (FHA-Insured Mortgage               N/R $       303,030
 Loan - Kiwanis Heritage, Inc. Senior Apartments Project), Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds (GNMA
Collateralized Mortgage Loan - Westgrove Woods Project), Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                            AAA         356,745
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                            AAA         762,488
---------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 0.6%

Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds (Affordable           AAA         197,838
 Housing Mortgage Subsidy Program), Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)

Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds (GNMA          AAA         119,131
 Mortgage-Backed Securities Program), 1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.8%

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (Rocky Knoll
Health Center Project), Series 1994:
 5.300%, 12/01/17                                                                                       A1         146,822
 5.300%, 12/01/18                                                                                       A1         188,856
 5.300%, 12/01/19                                                                                       A1         379,125

Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (The Arboretum            N/R       1,122,498
 Project), Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 3.8%

Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                             BB         224,665

Commonwealth of Puerto Rico, Public Improvement Refunding General Obligation Bonds, 2002                AAA       1,632,570
 Series A, 5.500%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 43.3%

Village of Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds (Arena           Aa2       1,488,540
 Project), Refunding Series 2002, 5.150%, 6/01/29

Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,                   N/R       1,597,620
 Series 1995, 6.000%, 6/01/11

Village of De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,             N/R         982,470
 Series 1999B, 5.100%, 2/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                N/R       1,464,525
 Bonds, Series 1998A, 5.400%, 9/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                 A2         100,475
 Refunding Bonds (Tax Increment District No. 6), 5.000%, 10/01/19

Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds       AAA         354,767
 (Lambeau Field Renovation Project), Series 2001A, 5.000%, 2/01/19

Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds (Convention Center Project),
Series 1999A:
 5.250%, 6/01/24                                                                                       Aa2       1,312,506
 5.100%, 6/01/29                                                                                       Aa2       1,632,576

Village of Jackson Community Development Authority, Wisconsin, Community Development Revenue            N/R         464,385
 Refunding Bonds, Series 1999, 5.100%, 12/01/17

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds (Monona Terrace                 Aa2         322,218
 Community and Convention Center Project), Series 1995, 6.100%, 3/01/10

Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds (Summerfest Project),
Series 2001:
 4.850%, 8/01/17                                                                                         A         400,944
 4.950%, 8/01/20                                                                                         A         980,560

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds (Milwaukee Public Schools -                 AAA       1,965,640
 Neighborhood Schools Initiative), Series 2002A, 4.875%, 8/01/21

----
45

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $   600 Puerto Rico Public Building Authority, Public Education and   7/03 at 101.50        A- $       616,362
              Health Facilities Refunding Bonds (Guaranteed by the
              Commonwealth of Puerto Rico), Series M, 5.750%, 7/01/15

       2,500 Puerto Rico Public Building Authority, Revenue Refunding        No Opt. Call        A-       2,644,550
              Bonds (Guaranteed by the Commonwealth of Puerto Rico),
              Series L, 5.500%, 7/01/21

         200 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call        A-         222,888
              Appropriation Bonds, 2002 Series E, 6.000%, 8/01/26

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
       1,000  5.500%, 12/15/18                                               No Opt. Call       AAA       1,081,050
         500  5.500%, 12/15/26                                               No Opt. Call       AAA         531,075

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00       N/R         368,201
              Redevelopment Lease Revenue Bonds, Series 1998A, 5.200%,
              10/01/21

         600 Virgin Islands Public Finance Authority, Revenue Refunding   10/08 at 101.00      BBB-         594,180
              Bonds (Virgin Islands Matching Fund Loan Notes), Senior
              Lien Refunding Series 1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00       AAA         522,320
              Wisconsin, Redevelopment Authority Lease Revenue Bonds,
              Series 1997, 5.650%, 12/01/16

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       1,000  5.250%, 12/15/23                                               No Opt. Call       AAA       1,028,050
         500  5.250%, 12/15/27                                               No Opt. Call       AAA         509,985
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.7%

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB         824,130
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.4%

             Village of Ashwaubenon Community Development Authority,
             Wisconsin, Lease Revenue Bonds (Arena Project), Series
             1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***       2,231,000
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***         785,113

         315 Guam Power Authority, Revenue Bonds, 1992 Series A, 6.300%,  10/02 at 102.00       AAA         326,283
              10/01/22 (Pre-refunded to 10/01/02)

       2,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***       2,392,880
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, 2000 Series A:
         250  5.375%, 10/01/16                                            10/10 at 101.00       AAA         267,195
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA         795,150

         145 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA         160,708
              Series T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)

         125 Puerto Rico Telephone Authority, Revenue Refunding Bonds,     1/03 at 101.50       AAA         129,614
              Series M, 5.400%, 1/01/08 (Pre-refunded to 1/01/03)

         600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA         670,830
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07)

       1,000 Southeast Wisconsin Professional Baseball Park District,     12/04 at 100.00       AAA       1,093,940
              Sales Tax Revenue Bonds, Series 1999, 6.100%, 12/15/29
              (Pre-refunded to 12/15/04)

       1,000 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA       1,119,689
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to
              12/15/06)

----
46

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Utilities - 3.1%

     $   850 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/10 at 101.00       AAA $       859,443
              Series HH, 5.250%, 7/01/29

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA         527,329
              2002 Series II, 5.375%, 7/01/19

         115 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/04 at 102.00        A-         123,624
              Series T, 6.000%, 7/01/16
------------------------------------------------------------------------------------------------------------------
     $46,960 Total Investments (cost $46,962,577) - 99.0%                                               48,332,577
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                          469,654
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    48,802,231
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
47

Statement of Assets and Liabilities
May 31, 2002

                                               Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                            $123,649,776 $458,041,897 $272,424,623 $235,467,577 $587,087,318 $48,332,577
Temporary investments in short-term
 securities, at amortized cost, which
 approximates market value                         --    4,000,000    1,000,000           --    7,500,000          --
Cash                                          242,346           --           --           --           --          --
Receivables:
 Interest                                   2,191,927    6,526,442    3,802,248    4,084,944   10,853,505     913,219
 Investments sold                             295,164           --    2,230,000    2,324,492           --     334,877
 Shares sold                                  209,105      302,416      246,892      376,166       93,405      27,304
Other assets                                      984       21,133       12,919        1,905       28,035         446
---------------------------------------------------------------------------------------------------------------------
   Total assets                           126,589,302  468,891,888  279,716,682  242,255,084  605,562,263  49,608,423
---------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --      777,119      708,293    3,656,665    1,684,156     591,104
Payables:
 Investments purchased                      1,091,608           --           --           --    5,557,860          --
 Shares redeemed                               82,086      447,779      866,055      381,195    1,552,537      39,107
Accrued expenses:
 Management fees                               57,209      210,865      127,842      109,940      267,920      22,661
 12b-1 distribution and service fees           34,831      108,040       67,129       55,521      111,322      13,107
 Other                                         57,570      192,213      119,916       92,795      187,319      37,416
Dividends payable                             227,106      912,951      400,069      394,881    1,141,379     102,797
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                        1,550,410    2,648,967    2,289,304    4,690,997   10,502,493     806,192
---------------------------------------------------------------------------------------------------------------------
Net assets                               $125,038,892 $466,242,921 $277,427,378 $237,564,087 $595,059,770 $48,802,231
---------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $ 96,410,755 $407,706,126 $205,807,663 $207,890,290 $379,341,504 $40,198,910
Shares outstanding                          9,404,800   37,337,493   17,814,913   19,229,067   33,983,950   3,965,905
Net asset value and redemption price
 per share                               $      10.25 $      10.92 $      11.55 $      10.81 $      11.16 $     10.14
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      10.70 $      11.40 $      12.06 $      11.28 $      11.65 $     10.58
---------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 10,210,410 $ 16,808,089 $  9,213,925 $  9,090,839 $ 22,432,779 $ 5,223,799
Shares outstanding                          1,002,989    1,538,967      796,467      840,731    2,011,658     513,778
Net asset value, offering and
 redemption price per share              $      10.18 $      10.92 $      11.57 $      10.81 $      11.15 $     10.17
---------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 16,943,142 $ 40,746,080 $ 38,762,554 $ 20,075,984 $ 44,983,505 $ 3,282,071
Shares outstanding                          1,650,072    3,734,237    3,359,086    1,857,963    4,035,236     323,001
Net asset value, offering and
 redemption price per share              $      10.27 $      10.91 $      11.54 $      10.81 $      11.15 $     10.16
---------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,474,585 $    982,626 $ 23,643,236 $    506,974 $148,301,982 $    97,451
Shares outstanding                            143,178       90,155    2,046,077       46,865   13,295,208       9,571
Net asset value, offering and
 redemption price per share              $      10.30 $      10.90 $      11.56 $      10.82 $      11.15 $     10.18
---------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $127,327,207  $451,284,126  $263,766,034  $232,328,757  $576,020,228  $48,056,564
Undistributed (Over-distribution of)
 net investment income                        (16,519)      263,445       403,051       (77,229)      396,889       55,681
Accumulated net realized gain (loss)
 from investment transactions              (5,297,501)      (96,056)     (135,120)   (1,753,265)   (4,871,521)    (680,014)
Net unrealized appreciation of
 investments                                3,025,705    14,791,406    13,393,413     7,065,824    23,514,174    1,370,000
---------------------------------------------------------------------------------------------------------------------------
Net assets                               $125,038,892  $466,242,921  $277,427,378  $237,564,087  $595,059,770  $48,802,231
---------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
48

Statement of Operations
Year Ended May 31, 2002

                                                                          Kansas     Kentucky     Michigan     Missouri
------------------------------------------------------------------------------------------------------------------------
Investment Income                                                    $6,609,681  $26,960,398  $16,089,005  $13,635,615
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         627,609    2,472,884    1,521,050    1,260,261
12b-1 service fees - Class A                                            185,171      817,211      422,305      412,032
12b-1 distribution and service fees - Class B                            82,843      139,584       84,988       80,406
12b-1 distribution and service fees - Class C                            83,330      283,672      277,508      124,206
Shareholders' servicing agent fees and expenses                          86,590      292,534      208,449      162,426
Custodian's fees and expenses                                            47,239      117,067       85,772       65,951
Trustees' fees and expenses                                               3,000        9,650        6,203        6,099
Professional fees                                                         7,934       21,950       13,587       10,769
Shareholders' reports - printing and mailing expenses                    13,825       45,470       34,982       24,138
Federal and state registration fees                                       7,075       10,109        9,851       10,432
Other expenses                                                            3,656       15,349        9,419        7,290
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,148,272    4,225,480    2,674,114    2,164,010
  Custodian fee credit                                                  (12,517)     (44,743)     (11,717)     (13,384)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,135,755    4,180,737    2,662,397    2,150,626
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 5,473,926   22,779,661   13,426,608   11,484,989
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                    37,787    2,566,122    2,047,892       29,802
Net change in unrealized appreciation or depreciation of investments  1,101,468    2,087,059    2,539,436    2,233,432
------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,139,255    4,653,181    4,587,328    2,263,234
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $6,613,181  $27,432,842  $18,013,936  $13,748,223
------------------------------------------------------------------------------------------------------------------------

                                                                             Ohio   Wisconsin
---------------------------------------------------------------------------------------------
Investment Income                                                    $34,754,852  $2,425,025
---------------------------------------------------------------------------------------------
Expenses
Management fees                                                        3,186,365     250,196
12b-1 service fees - Class A                                             772,455      72,115
12b-1 distribution and service fees - Class B                            206,907      46,085
12b-1 distribution and service fees - Class C                            330,851      33,743
Shareholders' servicing agent fees and expenses                          475,965      26,852
Custodian's fees and expenses                                            168,458      37,943
Trustees' fees and expenses                                               14,016       1,049
Professional fees                                                         43,423       4,945
Shareholders' reports - printing and mailing expenses                     67,762       5,561
Federal and state registration fees                                       10,308       6,612
Other expenses                                                            20,229       1,417
---------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             5,296,739     486,518
  Custodian fee credit                                                   (19,914)     (6,291)
---------------------------------------------------------------------------------------------
Net expenses                                                           5,276,825     480,227
---------------------------------------------------------------------------------------------
Net investment income                                                 29,478,027   1,944,798
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                 (2,454,590)     79,096
Net change in unrealized appreciation or depreciation of investments   5,503,360     602,216
---------------------------------------------------------------------------------------------
Net gain from investments                                              3,048,770     681,312
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $32,526,797  $2,626,110
---------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
49

Statement of Changes in Net Assets

                                                                                        Kansas
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  5,473,926  $  5,172,712
Net realized gain (loss) from investment transactions                               37,787       760,827
Net change in unrealized appreciation or depreciation of investments             1,101,468     5,391,332
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       6,613,181    11,324,871
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                       (4,645,235)   (4,502,270)
  Class B                                                                         (371,187)     (261,694)
  Class C                                                                         (493,373)     (269,481)
  Class R                                                                          (89,675)      (78,640)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (5,599,470)   (5,112,085)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                27,853,495    12,556,493
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                2,495,684     2,217,731
----------------------------------------------------------------------------------------------------------
                                                                                30,349,179    14,774,224
Cost of shares redeemed                                                        (12,561,659)  (13,563,428)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              17,787,520     1,210,796
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           18,801,231     7,423,582
Net assets at the beginning of year                                            106,237,661    98,814,079
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $125,038,892  $106,237,661
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (16,519) $    109,025
----------------------------------------------------------------------------------------------------------

                                                                                       Kentucky
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 22,779,661  $ 22,656,702
Net realized gain (loss) from investment transactions                            2,566,122        85,408
Net change in unrealized appreciation or depreciation of investments             2,087,059    21,256,252
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      27,432,842    43,998,362
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (20,222,418)  (20,807,437)
  Class B                                                                         (610,341)     (495,537)
  Class C                                                                       (1,661,723)   (1,533,533)
  Class R                                                                          (48,663)      (47,426)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (22,543,145)  (22,883,933)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                37,218,281    41,713,067
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               11,016,189    10,911,972
---------------------------------------------------------------------------------------------------------
                                                                                48,234,470    52,625,039
Cost of shares redeemed                                                        (40,310,418)  (56,426,425)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions               7,924,052    (3,801,386)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           12,813,749    17,313,043
Net assets at the beginning of year                                            453,429,172   436,116,129
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $466,242,921  $453,429,172
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    263,445  $    (77,967)
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

                                                                                       Michigan
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 13,426,608  $ 14,245,172
Net realized gain (loss) from investment transactions                            2,047,892      (925,976)
Net change in unrealized appreciation or depreciation of investments             2,539,436    16,792,494
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      18,013,936    30,111,690
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (10,328,225)  (10,863,258)
  Class B                                                                         (367,861)     (354,702)
  Class C                                                                       (1,597,244)   (1,621,637)
  Class R                                                                       (1,200,109)   (1,194,993)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (482,823)           --
  Class B                                                                          (20,281)           --
  Class C                                                                          (84,723)           --
  Class R                                                                          (53,859)           --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (14,135,125)  (14,034,590)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                22,785,790    19,054,829
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                5,013,073     4,667,073
----------------------------------------------------------------------------------------------------------
                                                                                27,798,863    23,721,902
Cost of shares redeemed                                                        (33,807,060)  (33,986,230)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (6,008,197)  (10,264,328)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           (2,129,386)    5,812,772
Net assets at the beginning of year                                            279,556,764   273,743,992
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $277,427,378  $279,556,764
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    403,051  $    188,877
----------------------------------------------------------------------------------------------------------

                                                                                       Missouri
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 11,484,989  $ 11,462,494
Net realized gain (loss) from investment transactions                               29,802       246,737
Net change in unrealized appreciation or depreciation of investments             2,233,432    10,630,323
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      13,748,223    22,339,554
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (10,524,923)  (10,664,275)
  Class B                                                                         (364,677)     (265,994)
  Class C                                                                         (749,596)     (520,865)
  Class R                                                                          (25,949)      (25,489)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (11,665,145)  (11,476,623)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                27,907,280    17,740,309
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                4,748,824     4,581,403
---------------------------------------------------------------------------------------------------------
                                                                                32,656,104    22,321,712
Cost of shares redeemed                                                        (19,923,492)  (20,542,606)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              12,732,612     1,779,106
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           14,815,690    12,642,037
Net assets at the beginning of year                                            222,748,397   210,106,360
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $237,564,087  $222,748,397
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (77,229) $    100,208
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
51

                                                                                         Ohio
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 29,478,027  $ 30,520,383
Net realized gain (loss) from investment transactions                           (2,454,590)      160,286
Net change in unrealized appreciation or depreciation of investments             5,503,360    26,153,382
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      32,526,797    56,834,051
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (18,923,407)  (20,246,079)
  Class B                                                                         (900,852)     (780,947)
  Class C                                                                       (1,922,355)   (1,906,208)
  Class R                                                                       (7,575,179)   (7,925,127)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (29,321,793)  (30,858,361)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                54,521,113    46,275,082
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               13,555,900    14,072,781
----------------------------------------------------------------------------------------------------------
                                                                                68,077,013    60,347,863
Cost of shares redeemed                                                        (69,367,991)  (81,295,926)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (1,290,978)  (20,948,063)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            1,914,026     5,027,627
Net assets at the beginning of year                                            593,145,744   588,118,117
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $595,059,770  $593,145,744
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    396,889  $     81,263
----------------------------------------------------------------------------------------------------------

                                                                                      Wisconsin
                                                                              ------------------------
                                                                                Year Ended   Year Ended
                                                                                   5/31/02      5/31/01
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 1,944,798  $ 1,744,666
Net realized gain (loss) from investment transactions                              79,096     (281,341)
Net change in unrealized appreciation or depreciation of investments              602,216    3,206,930
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      2,626,110    4,670,255
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (1,580,364)  (1,341,564)
  Class B                                                                        (177,210)    (161,201)
  Class C                                                                        (176,847)    (197,932)
  Class R                                                                          (3,685)      (2,279)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --           --
  Class B                                                                              --           --
  Class C                                                                              --           --
  Class R                                                                              --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (1,938,106)  (1,702,976)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               13,041,410    5,562,635
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               1,087,251      980,958
-------------------------------------------------------------------------------------------------------
                                                                               14,128,661    6,543,593
Cost of shares redeemed                                                        (6,818,562)  (7,239,664)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              7,310,099     (696,071)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           7,998,103    2,271,208
Net assets at the beginning of year                                            40,804,128   38,532,920
-------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $48,802,231  $40,804,128
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    55,681  $    44,840
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
52

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Kentucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Kansas and Ohio had outstanding when-issued purchase commitments of $1,091,608 and $3,084,917, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.


----
53

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2002, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Kansas, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation, based on securities held by the Funds on June 1, 2001, as follows:

               Kansas Kentucky Michigan Missouri     Ohio Wisconsin
             ------------------------------------------------------
                  $-- $104,896 $281,005   $2,719 $159,392    $4,149
             ------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

               Kansas Kentucky Michigan Missouri    Ohio Wisconsin
             -----------------------------------------------------
                  $--  $16,545  $84,502   $1,964 $67,944      $864
             -----------------------------------------------------


----
54

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Kansas
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,214,623  $ 12,440,214     848,268  $  8,550,130
  Class B                                               350,408     3,558,864     166,763     1,665,185
  Class C                                             1,119,614    11,475,912     173,639     1,751,431
  Class R                                                36,648       378,505      57,269       589,747
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               206,556     2,118,130     200,919     2,007,892
  Class B                                                15,704       159,962      10,445       103,710
  Class C                                                21,047       215,767      10,363       103,682
  Class R                                                   177         1,825         244         2,447
--------------------------------------------------------------------------------------------------------
                                                      2,964,777    30,349,179   1,467,910    14,774,224
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (982,932)  (10,049,876) (1,141,780)  (11,376,804)
  Class B                                               (42,259)     (430,436)    (63,329)     (628,256)
  Class C                                              (115,533)   (1,187,317)   (148,153)   (1,492,900)
  Class R                                               (86,395)     (894,030)     (6,588)      (65,468)
--------------------------------------------------------------------------------------------------------
                                                     (1,227,119)  (12,561,659) (1,359,850)  (13,563,428)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,737,658  $ 17,787,520     108,060  $  1,210,796
--------------------------------------------------------------------------------------------------------

                                                                          Kentucky
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,312,067  $ 25,231,282   2,902,128  $ 31,121,534
  Class B                                               428,624     4,666,171     345,031     3,714,916
  Class C                                               666,972     7,265,040     638,154     6,870,962
  Class R                                                 5,056        55,788         527         5,655
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               900,522     9,826,452     921,253     9,829,667
  Class B                                                27,706       302,277      22,337       238,572
  Class C                                                77,980       850,253      76,878       820,340
  Class R                                                 3,418        37,207       2,197        23,393
--------------------------------------------------------------------------------------------------------
                                                      4,422,345    48,234,470   4,908,505    52,625,039
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,256,866)  (35,485,945) (4,715,967)  (50,272,154)
  Class B                                              (118,604)   (1,289,915)   (151,573)   (1,619,114)
  Class C                                              (324,539)   (3,526,043)   (422,163)   (4,510,641)
  Class R                                                  (780)       (8,515)     (2,267)      (24,516)
--------------------------------------------------------------------------------------------------------
                                                     (3,700,789)  (40,310,418) (5,291,970)  (56,426,425)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 721,556  $  7,924,052    (383,465) $ (3,801,386)
--------------------------------------------------------------------------------------------------------


----
55


                                                                           Michigan
                                                      --------------------------------------------------
                                                             Year Ended                Year Ended
                                                               5/31/02                   5/31/01
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                               1,158,899  $ 13,426,800   1,224,300  $ 13,729,832
 Class B                                                 143,564     1,667,792     151,492     1,704,336
 Class C                                                 562,830     6,512,765     246,184     2,780,994
 Class R                                                 102,079     1,178,433      74,441       839,667

 Shares issued to shareholders due to reinvestment of
 distributions:
 Class A                                                 299,341     3,468,628     287,511     3,222,605
 Class B                                                  12,692       147,250      11,365       127,573
 Class C                                                  48,321       559,055      48,636       544,232
 Class R                                                  72,320       838,140      68,955       772,663
---------------------------------------------------------------------------------------------------------
                                                       2,400,046    27,798,863   2,112,884    23,721,902
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (2,252,924)  (26,023,705) (2,271,660)  (25,492,198)
 Class B                                                (117,499)   (1,360,422)   (124,182)   (1,392,261)
 Class C                                                (427,081)   (4,924,471)   (442,061)   (4,947,303)
 Class R                                                (129,487)   (1,498,462)   (191,770)   (2,154,468)
---------------------------------------------------------------------------------------------------------
                                                      (2,926,991)  (33,807,060) (3,029,673)  (33,986,230)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (526,945) $ (6,008,197)   (916,789) $(10,264,328)
---------------------------------------------------------------------------------------------------------

                                                                           Missouri
                                                      --------------------------------------------------
                                                             Year Ended                Year Ended
                                                               5/31/02                   5/31/01
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                               1,511,164  $ 16,371,053   1,165,250  $ 12,347,126
 Class B                                                 253,693     2,749,675     240,591     2,549,754
 Class C                                                 808,669     8,746,553     267,112     2,838,961
 Class R                                                   3,738        39,999         434         4,468
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                                                 401,119     4,345,559     407,597     4,303,932
 Class B                                                  14,336       155,288       8,595        90,768
 Class C                                                  22,732       246,063      17,550       185,281
 Class R                                                     177         1,914         135         1,422
---------------------------------------------------------------------------------------------------------
                                                       3,015,628    32,656,104   2,107,264    22,321,712
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (1,613,059)  (17,438,485) (1,730,189)  (18,249,065)
 Class B                                                 (80,282)     (862,724)   (103,748)   (1,093,943)
 Class C                                                (149,727)   (1,612,283)   (113,968)   (1,198,102)
 Class R                                                    (928)      (10,000)       (140)       (1,496)
---------------------------------------------------------------------------------------------------------
                                                      (1,843,996)  (19,923,492) (1,948,045)  (20,542,606)
---------------------------------------------------------------------------------------------------------
Net increase                                           1,171,632  $ 12,732,612     159,219  $  1,779,106
---------------------------------------------------------------------------------------------------------



----
56

                                                                            Ohio
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,035,155  $ 33,967,857   2,581,391  $ 28,569,455
  Class B                                               514,511     5,747,368     548,793     6,050,062
  Class C                                               805,256     8,996,874     543,232     6,019,229
  Class R                                               519,279     5,809,014     511,079     5,636,336
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               642,355     7,192,029     689,457     7,600,715
  Class B                                                27,677       309,569      25,448       280,631
  Class C                                                66,551       744,276      60,895       670,746
  Class R                                               474,500     5,310,026     500,776     5,520,689
--------------------------------------------------------------------------------------------------------
                                                      6,085,284    68,077,013   5,461,071    60,347,863
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,396,949)  (49,138,338) (5,264,633)  (58,012,103)
  Class B                                              (320,164)   (3,585,121)   (194,595)   (2,141,194)
  Class C                                              (569,965)   (6,355,839)   (754,129)   (8,295,174)
  Class R                                              (919,025)  (10,288,693) (1,163,434)  (12,847,455)
--------------------------------------------------------------------------------------------------------
                                                     (6,206,103)  (69,367,991) (7,376,791)  (81,295,926)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (120,819) $ (1,290,978) (1,915,720) $(20,948,063)
--------------------------------------------------------------------------------------------------------

                                                                        Wisconsin
                                                     ----------------------------------------------
                                                            Year Ended              Year Ended
                                                             5/31/02                 5/31/01
                                                     -----------------------  ---------------------
                                                          Shares       Amount    Shares       Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,001,935  $10,134,949   399,617  $ 3,948,340
  Class B                                               142,538    1,439,120    62,026      605,947
  Class C                                               140,755    1,423,816   102,536    1,008,008
  Class R                                                 4,260       43,525        34          340
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                90,064      910,410    80,417      785,813
  Class B                                                 8,971       90,959     7,485       73,434
  Class C                                                 8,128       82,379    12,179      119,445
  Class R                                                   345        3,503       231        2,266
----------------------------------------------------------------------------------------------------
                                                      1,396,996   14,128,661   664,525    6,543,593
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (229,152)  (2,306,280) (638,517)  (6,216,348)
  Class B                                               (77,717)    (784,684)  (58,461)    (578,588)
  Class C                                              (366,968)  (3,726,380)  (44,914)    (444,728)
  Class R                                                  (121)      (1,218)       --           --
----------------------------------------------------------------------------------------------------
                                                       (673,958)  (6,818,562) (741,892)  (7,239,664)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                 723,038  $ 7,310,099   (77,367) $  (696,071)
----------------------------------------------------------------------------------------------------


----
57

3. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                    Kansas  Kentucky Michigan Missouri   Ohio  Wisconsin
         ---------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0415    $.0445   $.0465   $.0445 $.0450     $.0370
          Class B    .0350     .0375    .0390    .0375  .0380      .0310
          Class C    .0370     .0395    .0410    .0395  .0400      .0325
          Class R    .0435     .0460    .0485    .0460  .0470      .0390
         ---------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                   Kansas    Kentucky    Michigan    Missouri         Ohio   Wisconsin
--------------------------------------------------------------------------------------
Purchases:

   Long-term
   municipal
   securities $33,291,474 $62,246,919 $52,247,064 $42,183,205 $125,342,619 $15,482,498

   Short-term
   securities   7,000,000  20,000,000   2,720,000   1,090,000   14,000,000          --
Sales and
 maturities:

   Long-term
   municipal
   securities  18,994,021  63,942,041  62,660,220  29,398,475  131,767,583   8,315,688

   Short-term
   securities   7,000,000  16,000,000   1,720,000   1,090,000    6,500,000          --
--------------------------------------------------------------------------------------

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                  Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------------------
Cost of investments                        $120,624,071  $447,130,765  $259,886,288  $228,397,070  $570,845,808  $46,957,564
-----------------------------------------------------------------------------------------------------------------------------

                                                  Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation               $ 4,598,739   $19,337,725   $16,502,309   $ 9,508,027   $28,372,948   $1,881,642
Gross unrealized depreciation                (1,573,034)   (4,426,593)   (2,963,974)   (2,437,520)   (4,631,438)    (506,629)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments  $ 3,025,705   $14,911,132   $13,538,335   $ 7,070,507   $23,741,510   $1,375,013
-----------------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                        Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
--------------------------------------------------------------------------------------------------
Undistributed tax-exempt income       $459,637 $2,011,479 $1,140,373 $889,418 $2,639,426  $225,694
Undistributed ordinary income*              --         --         --       --         --        --
Undistributed long-term capital gains       --         --     85,467       --         --        --
--------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                               Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income       $5,559,994 $22,559,782 $13,554,778 $11,659,139 $29,405,893 $1,908,543
Distributions from ordinary income*                --          --          --          --          --         --
Distributions from long-term capital gains         --          --     641,686          --          --         --
----------------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.


----
58

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Kansas Kentucky   Missouri       Ohio Wisconsin
            --------------------------------------------------------
            2003 $4,201,412  $    -- $       -- $       --  $     --
            2004         --       --         --         --        --
            2005         --       --         --         --        --
            2006         --       --         --         --        --
            2007         --       --         --         --        --
            2008    671,721       --    856,804    975,597    30,642
            2009    424,368   94,342    691,893  1,441,334   649,372
            2010         --       --    204,568  2,454,590        --
            --------------------------------------------------------
                 $5,297,501  $94,342 $1,753,265 $4,871,521  $680,014
            --------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75 of 1% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $212,338 $563,941 $171,873 $314,808 $488,384  $105,425
Paid to authorized dealers (unaudited)  212,338  515,922  156,137  277,645  488,384   105,425
---------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
Commission advances (unaudited) $269,465 $269,540 $127,054 $185,642 $350,683  $105,811
--------------------------------------------------------------------------------------


----
59

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $117,475 $159,305 $102,900 $111,266 $229,645   $47,464
--------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                           Kansas Kentucky Michigan Missouri     Ohio Wisconsin
-------------------------------------------------------------------------------
CDSC retained (unaudited) $30,358  $33,614  $32,076  $11,929 $102,699   $24,665
-------------------------------------------------------------------------------


----
60

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations      Less Distributions
                                                       -------------------------  ----------------------


KANSAS


                                                                      Net            From
                                                                Realized/          and in
                                                               Unrealized          Excess
                                             Beginning     Net    Invest-          of Net                 Ending
                                                   Net Invest-       ment         Invest-                    Net
                                                 Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2002                                           $10.16    $.50      $ .10  $ .60    $(.51)     $-- $(.51) $10.25      6.06%
 2001                                             9.54     .51        .62   1.13     (.51)      --  (.51)  10.16     12.02
 2000                                            10.49     .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)
 1999                                            10.60     .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81
 1998                                            10.19     .52        .41    .93     (.52)      --  (.52)  10.60      9.32
Class B (2/97)
 2002                                            10.09     .42        .11    .53     (.44)      --  (.44)  10.18      5.30
 2001                                             9.48     .44        .61   1.05     (.44)      --  (.44)  10.09     11.17
 2000                                            10.43     .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)
 1999                                            10.54     .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07
 1998                                            10.13     .44        .41    .85     (.44)      --  (.44)  10.54      8.57
Class C (2/97)
 2002                                            10.17     .44        .12    .56     (.46)      --  (.46)  10.27      5.60
 2001                                             9.56     .46        .61   1.07     (.46)      --  (.46)  10.17     11.29
 2000                                            10.51     .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)
 1999                                            10.63     .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18
 1998                                            10.21     .47        .42    .89     (.47)      --  (.47)  10.63      8.85
Class R (2/97)
 2002                                            10.20     .53        .11    .64     (.54)      --  (.54)  10.30      6.38
 2001                                             9.59     .54        .60   1.14     (.53)      --  (.53)  10.20     12.12
 2000                                            10.55     .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)
 1999                                            10.66     .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06
 1998                                            10.22     .56        .43    .99     (.55)      --  (.55)  10.66      9.84
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
KANSAS                                                -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2002                                        $ 96,411      .90%    4.90%      .90%    4.90%      .89%    4.91%        17%
 2001                                          91,062      .90     5.13       .90     5.13       .89     5.14         18
 2000                                          86,460     1.01     5.04      1.01     5.05      1.00     5.06         54
 1999                                         113,140      .90     4.63       .76     4.78       .75     4.78         27
 1998                                         102,217      .90     4.79       .71     4.98       .71     4.98         13
Class B (2/97)
 2002                                          10,210     1.65     4.13      1.65     4.13      1.64     4.15         17
 2001                                           6,851     1.65     4.38      1.65     4.38      1.64     4.39         18
 2000                                           5,361     1.77     4.31      1.77     4.31      1.76     4.32         54
 1999                                           6,497     1.65     3.89      1.51     4.03      1.51     4.03         27
 1998                                           3,238     1.65     4.02      1.45     4.22      1.45     4.22         13
Class C (2/97)
 2002                                          16,943     1.44     4.31      1.44     4.31      1.43     4.32         17
 2001                                           6,359     1.45     4.58      1.45     4.58      1.44     4.59         18
 2000                                           5,633     1.57     4.51      1.56     4.51      1.56     4.52         54
 1999                                           6,171     1.45     4.10      1.32     4.23      1.32     4.23         27
 1998                                           1,716     1.44     4.21      1.24     4.41      1.24     4.41         13
Class R (2/97)
 2002                                           1,475      .70     5.12       .70     5.12       .69     5.13         17
 2001                                           1,967      .69     5.33       .69     5.33       .68     5.34         18
 2000                                           1,360      .85     5.32       .85     5.32       .84     5.33         54
 1999                                             679      .70     4.87       .59     4.97       .59     4.97         27
 1998                                              12      .70     4.97       .51     5.16       .51     5.16         13
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                         Investment Operations        Less Distributions
                       -------------------------  -------------------------                    ---------


KENTUCKY


                                      Net
                                Realized/          From and
                               Unrealized         in Excess
            Beginning      Net    Invest-            of Net                  Ending               Ending
                  Net  Invest-       ment           Invest-                     Net                  Net
Year Ended      Asset     ment       Gain              ment  Capital          Asset     Total     Assets
May 31,         Value   Income     (Loss)   Total    Income    Gains   Total  Value Return(a)      (000)
---------------------------------------------------------------------------------------------------------
Class A (5/87)
   2002        $10.80     $.54      $ .12  $ .66      $(.54)   $  --  $(.54) $10.92      6.22%  $407,706
   2001         10.30      .55        .50   1.05       (.55)      --   (.55)  10.80     10.40    403,793
   2000         11.22      .55       (.92)  (.37)      (.55)      --   (.55)  10.30     (3.27)   394,048
   1999         11.39      .56       (.15)   .41       (.56)    (.02)  (.58)  11.22      3.66    467,127
   1998         11.05      .59        .38    .97       (.58)    (.05)  (.63)  11.39      9.00    451,338
Class B (2/97)
   2002         10.80      .46        .12    .58       (.46)      --   (.46)  10.92      5.42     16,808
   2001         10.30      .47        .51    .98       (.48)      --   (.48)  10.80      9.60     12,977
   2000         11.22      .47       (.92)  (.45)      (.47)      --   (.47)  10.30     (3.99)    10,148
   1999         11.39      .48       (.15)   .33       (.48)    (.02)  (.50)  11.22      2.90      9,923
   1998         11.06      .50        .38    .88       (.50)    (.05)  (.55)  11.39      8.10      4,273
Class C (10/93)
   2002         10.79      .48        .12    .60       (.48)      --   (.48)  10.91      5.64     40,746
   2001         10.29      .49        .50    .99       (.49)      --   (.49)  10.79      9.80     35,770
   2000         11.21      .50       (.93)  (.43)      (.49)      --   (.49)  10.29     (3.82)    31,078
   1999         11.38      .50       (.15)   .35       (.50)    (.02)  (.52)  11.21      3.12     37,246
   1998         11.04      .52        .39    .91       (.52)    (.05)  (.57)  11.38      8.43     28,630
Class R (2/97)
   2002         10.78      .57        .11    .68       (.56)      --   (.56)  10.90      6.40        983
   2001         10.27      .57        .51   1.08       (.57)      --   (.57)  10.78     10.72        889
   2000         11.20      .57       (.93)  (.36)      (.57)      --   (.57)  10.27     (3.18)       842
   1999         11.37      .58       (.15)   .43       (.58)    (.02)  (.60)  11.20      3.89        839
   1998         11.03      .61        .39   1.00       (.61)    (.05)  (.66)  11.37      9.25        675
----------- ---------- ------- ----------  -----  ---------  -------  -----  ------ ---------  ---------

Class (Inception Date)


                         Before Credit/         After          After Credit/
                         Reimbursement     Reimbursement(b)   Reimbursement(c)
KENTUCKY               -----------------  -----------------  -----------------
                        Ratio              Ratio              Ratio
                       of Net             of Net             of Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------
Class A (5/87)
   2002          .85%    4.99%      .85%    4.99%      .84%    5.00%        14%
   2001          .87     5.11       .87     5.11       .85     5.13         14
   2000          .96     5.23       .96     5.23       .96     5.23          7
   1999          .84     4.88       .82     4.90       .82     4.90         10
   1998          .84     5.12       .77     5.19       .77     5.19         12
Class B (2/97)
   2002         1.59     4.24      1.59     4.24      1.58     4.25         14
   2001         1.62     4.36      1.62     4.36      1.60     4.38         14
   2000         1.72     4.48      1.72     4.48      1.72     4.48          7
   1999         1.59     4.13      1.57     4.15      1.56     4.16         10
   1998         1.59     4.33      1.54     4.38      1.54     4.38         12
Class C (10/93)
   2002         1.40     4.44      1.40     4.44      1.39     4.45         14
   2001         1.42     4.56      1.42     4.56      1.40     4.58         14
   2000         1.51     4.68      1.51     4.68      1.51     4.68          7
   1999         1.39     4.33      1.37     4.36      1.37     4.36         10
   1998         1.39     4.57      1.33     4.63      1.33     4.63         12
Class R (2/97)
   2002          .65     5.19       .65     5.19       .64     5.20         14
   2001          .67     5.31       .67     5.31       .65     5.33         14
   2000          .77     5.43       .77     5.43       .77     5.43          7
   1999          .64     5.08       .62     5.10       .62     5.11         10
   1998          .64     5.31       .58     5.37       .58     5.37         12
----------- --------  -------  --------  -------  --------  -------  ---------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


MICHIGAN


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
Class A (6/85)
-----------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(d)                                        $11.39    $.56     $  .20  $ .76    $(.57)   $(.03) $(.60) $11.55      6.70%
 2001                                            10.75     .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                                            11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                                            12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
 1998                                            11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95
Class B (2/97)
 2002(d)                                         11.41     .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88
 2001                                            10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                                            11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                                            12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
 1998                                            11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12
Class C (6/93)
 2002(d)                                         11.38     .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11
 2001                                            10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                                            11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                                            12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
 1998                                            11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45
Class R (2/97)
 2002(d)                                         11.39     .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99
 2001                                            10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                                            11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                                            12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
 1998                                            11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
MICHIGAN                                              -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
Class A (6/85)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(d)                                     $205,808      .87%    4.86%      .87%    4.86%      .87%    4.86%        19%
 2001                                         211,992      .87     5.15       .87     5.15       .86     5.16         11
 2000                                         208,290      .97     5.22       .97     5.22       .96     5.22         28
 1999                                         260,396      .84     4.94       .84     4.94       .84     4.94         18
 1998                                         263,632      .84     5.11       .84     5.11       .84     5.11         13
Class B (2/97)
 2002(d)                                        9,214     1.62     4.11      1.62     4.11      1.62     4.11         19
 2001                                           8,642     1.62     4.40      1.62     4.40      1.61     4.41         11
 2000                                           7,741     1.73     4.48      1.73     4.48      1.72     4.49         28
 1999                                           7,733     1.60     4.20      1.60     4.20      1.60     4.20         18
 1998                                           3,839     1.59     4.32      1.59     4.32      1.59     4.32         13
Class C (6/93)
 2002(d)                                       38,763     1.42     4.31      1.42     4.31      1.42     4.31         19
 2001                                          36,123     1.42     4.60      1.42     4.60      1.41     4.61         11
 2000                                          35,678     1.51     4.66      1.51     4.66      1.50     4.67         28
 1999                                          48,946     1.39     4.39      1.39     4.39      1.39     4.39         18
 1998                                          45,690     1.39     4.56      1.39     4.56      1.39     4.56         13
Class R (2/97)
 2002(d)                                       23,643      .67     5.06       .67     5.06       .67     5.06         19
 2001                                          22,799      .67     5.35       .67     5.35       .66     5.36         11
 2000                                          22,035      .77     5.42       .77     5.42       .76     5.43         28
 1999                                          26,310      .64     5.14       .64     5.14       .64     5.14         18
 1998                                          26,904      .64     5.31       .64     5.31       .64     5.31         13
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase each of the ratios of net investment income to average net assets by .03% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


MISSOURI


                                                                      Net            From
                                                                Realized/          and in
                                                               Unrealized          Excess
                                             Beginning     Net    Invest-          of Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2002                                           $10.71    $.54      $ .11  $ .65    $(.55)   $  --  $(.55) $10.81      6.20%
 2001                                            10.18     .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                            11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                            11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998                                            10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
Class B (2/97)
 2002                                            10.71     .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                            10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                            11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                            11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998                                            10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
Class C (2/94)
 2002                                            10.70     .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                            10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                            11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                            11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998                                            10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
Class R (2/97)
 2002                                            10.71     .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                            10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                            11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                            11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998                                            10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                                  Before Credit/         After          After Credit/
                                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
MISSOURI                                                        -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2002                                        $207,890      .87%    5.02%      .87%    5.02%      .86%    5.03%        13%
 2001                                         202,698      .87     5.31       .87     5.31       .87     5.31         13
 2000                                         194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999                                         238,498      .86     4.87       .86     4.87       .86     4.87         12
 1998                                         233,456      .87     5.02       .87     5.02       .87     5.02         19
Class B (2/97)
 2002                                           9,091     1.62     4.27      1.62     4.27      1.61     4.27         13
 2001                                           6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000                                           5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999                                           5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
 1998                                           1,677     1.62     4.25      1.62     4.25      1.62     4.25         19
Class C (2/94)
 2002                                          20,076     1.41     4.46      1.41     4.46      1.41     4.47         13
 2001                                          12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000                                          10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999                                          13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
 1998                                          11,253     1.42     4.47      1.42     4.47      1.42     4.47         19
Class R (2/97)
 2002                                             507      .67     5.22       .67     5.22       .66     5.23         13
 2001                                             470      .67     5.51       .67     5.51       .67     5.51         13
 2000                                             442      .77     5.47       .77     5.47       .76     5.48         21
 1999                                             393      .66     5.07       .65     5.08       .65     5.08         12
 1998                                              41      .67     5.22       .67     5.22       .67     5.22         19
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
64

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


OHIO


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002                                           $11.10    $.55      $ .06  $ .61    $(.55)   $  --  $(.55) $11.16      5.57%
 2001                                            10.62     .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                            11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                            11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998                                            11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
Class B (2/97)
 2002                                            11.09     .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                            10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                            11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                            11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998                                            11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
Class C (8/93)
 2002                                            11.09     .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                            10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                            11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                            11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998                                            11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
Class R (2/97)
 2002                                            11.09     .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                            10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                            11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                            11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998                                            11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
OHIO                                                  -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002                                        $379,342      .86%    4.93%      .86%    4.93%      .86%    4.93%        21%
 2001                                         385,226      .86     5.13       .86     5.13       .85     5.13         12
 2000                                         389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999                                         471,075      .85     4.94       .85     4.94       .85     4.94         11
 1998                                         472,821      .85     5.15       .85     5.15       .85     5.15         15
Class B (2/97)
 2002                                          22,433     1.61     4.17      1.61     4.17      1.61     4.18         21
 2001                                          19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000                                          14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999                                          14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
 1998                                           7,422     1.61     4.39      1.61     4.39      1.61     4.39         15
Class C (8/93)
 2002                                          44,984     1.41     4.37      1.41     4.37      1.41     4.38         21
 2001                                          41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000                                          41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999                                          50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
 1998                                          47,036     1.40     4.60      1.40     4.60      1.40     4.60         15
Class R (2/97)
 2002                                         148,302      .66     5.12       .66     5.12       .66     5.13         21
 2001                                         146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000                                         142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999                                         161,491      .65     5.14       .65     5.14       .65     5.14         11
 1998                                         162,220      .65     5.35       .65     5.35       .65     5.35         15
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations      Less Distributions
                                                       -------------------------  ----------------------


WISCONSIN


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                 Ending
                                                   Net Invest-       ment         Invest-                    Net
                                                 Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2002                                           $ 9.97    $.44      $ .17  $ .61    $(.44)  $  --  $(.44) $10.14      6.26%
 2001                                             9.24     .45        .72   1.17     (.44)     --   (.44)   9.97     12.84
 2000                                            10.20     .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)
 1999                                            10.28     .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83
 1998                                             9.80     .49        .49    .98     (.50)     --   (.50)  10.28     10.19
Class B (2/97)
 2002                                            10.00     .37        .17    .54     (.37)     --   (.37)  10.17      5.49
 2001                                             9.27     .38        .72   1.10     (.37)     --   (.37)  10.00     11.98
 2000                                            10.23     .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)
 1999                                            10.31     .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05
 1998                                             9.82     .42        .49    .91     (.42)     --   (.42)  10.31      9.46
Class C (2/97)
 2002                                            10.00     .39        .16    .55     (.39)     --   (.39)  10.16      5.58
 2001                                             9.26     .40        .73   1.13     (.39)     --   (.39)  10.00     12.31
 2000                                            10.22     .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)
 1999                                            10.30     .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29
 1998                                             9.82     .44        .49    .93     (.45)     --   (.45)  10.30      9.59
Class R (2/97)
 2002                                            10.02     .47        .16    .63     (.47)     --   (.47)  10.18      6.36
 2001                                             9.28     .47        .73   1.20     (.46)     --   (.46)  10.02     13.10
 2000                                            10.23     .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)
 1999                                            10.31     .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04
 1998                                             9.82     .53        .48   1.01     (.52)     --   (.52)  10.31     10.47
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                      Ratios/Supplemental Data
                                             --------------------------------------------------------------------------
                                                                 Before Credit/         After          After Credit/
                                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
WISCONSIN                                                      -----------------  -----------------  -----------------
                                                                 Ratio              Ratio              Ratio
                                                                of Net             of Net             of Net
                                                               Invest-            Invest-            Invest-
                                                     Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                     Expenses   Income  Expenses   Income  Expenses   Income
                                              Ending       to       to        to       to        to       to
                                                 Net  Average  Average   Average  Average   Average  Average  Portfolio
                                              Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                             (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2002                                        $40,199      .93%    4.39%      .93%    4.39%      .92%    4.40%        19%
 2001                                         30,944      .97     4.59       .97     4.59       .95     4.61         16
 2000                                         30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999                                         29,217     1.16     4.05       .68     4.53       .68     4.53          9
 1998                                         24,313     1.36     4.06       .55     4.87       .55     4.87         10
Class B (2/97)
 2002                                          5,224     1.68     3.65      1.68     3.65      1.67     3.66         19
 2001                                          4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000                                          3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999                                          3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
 1998                                          1,877     2.08     3.28      1.32     4.04      1.32     4.04         10
Class C (2/97)
 2002                                          3,282     1.51     3.85      1.51     3.85      1.49     3.86         19
 2001                                          5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000                                          4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999                                          3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
 1998                                          1,366     1.89     3.47      1.11     4.25      1.11     4.25         10
Class R (2/97)
 2002                                             97      .73     4.60       .73     4.60       .72     4.62         19
 2001                                             51      .77     4.79       .77     4.79       .75     4.80         16
 2000                                             45      .92     4.67       .79     4.81       .78     4.82         26
 1999                                            107      .96     4.26       .48     4.73       .48     4.74          9
 1998                                             45     1.12     4.28       .32     5.08       .32     5.08         10
------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
66

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (six of the portfolios constituting Nuveen Multistate Trust IV, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
67

                                     Notes

----
68

                                     Notes

----
69

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
70

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
71

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
72

--------------------------------------------------------------------------------
Fund Information
================================================================================
Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-------
73

     Serving
Investors
          For Generations
----------------------------------------
[Photo of John Nuveen, Sr. appears here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


[LOGO]
NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

   Included in the Prospectus:

      Financial Highlights

      Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

      Portfolio of Investments

      Statement of Net Assets

      Statement of Operations

      Statement of Changes in Net Assets

      Report of Independent Public Accountants

Item 23: Exhibits.


a.1  Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
     Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.2  Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
     No. 333-16615) and incorporated by reference thereto.

a.3  Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
     September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16615) and incorporated by reference thereto.

a.4  Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
     1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.5  Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 b.  By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A
     (File No. 333-16615) and incorporated herein by reference thereto.

b.1  Amendment to By-Laws. Filed as Exhibit b.1 to Post-Effective Amendment No. 4 to Registrant's
     Registration Statement on Form N-1A (File No. 773-16615) and incorporated herein by reference thereto.

 c.  Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 d.  Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
     Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.

d.1  Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
     Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.

d.2  Renewal of Investment Management Agreement dated April 28, 2002.

 e.  Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
     Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.


e.1  Renewal of Distribution Agreement dated July 31, 2002.

 f.  Not applicable.

 g. Custodian Agreement between Registrant and Chase Manhattan Bank. Filed as Exhibit 8 to Post-
    Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A (File No. 333-
    16615) and incorporated herein by reference thereto.

 h. Transfer Agency Agreement between Registrant and Chase Global Funds Services Company. Filed
    as Exhibit h to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 i. Opinion of Morgan, Lewis, and Bockius LLP.

 j. Consent of PricewaterhouseCoopers LLP, Independent Accountants.

 k. Not applicable.

 l. Not applicable.

 m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B
    Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No. 4 to
    Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 o. Not applicable.

 p. Code of Ethics and Reporting Requirements. Filed as Exhibit 99(c) to Post-Effective Amendment
    No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 q. Original Powers of Attorney for all of Registrant's trustees authorizing, among others, Gifford R.
    Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf.
    Filed as Exhibit 99(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on
    Form N-1A (File No. 333-16615) and incorporated by reference thereto.

 r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.




Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:


Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.


No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend

Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 and Nuveen Ohio Dividend Advantage Municipal Fund 3. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. appears below:



                                                    Other Business Profession, Vocation or
Name and Position with NAC & NIAC                   Employment During Past Two Years
---------------------------------                   --------------------------------------------

John P. Amboian, President......................... President, formerly Executive Vice President of The John Nuveen Company, Nuveen
                                                    Investments, Nuveen Institutional Advisory
                                                    Corp., Nuveen Asset Management, Inc. and
                                                    Nuveen Senior Loan Asset Management,
                                                    Inc. and Executive Vice President and
                                                    Director of Rittenhouse Financial Services,
                                                    Inc.

Alan G. Berkshire, Senior Vice President, Secretary Senior Vice President (since 1999), formerly, Vice President, and General
                                                    Counsel (since 1997) and Secretary (since
                                                    1998) of The John Nuveen Company,
                                                    Nuveen Investments, and Nuveen
                                                    Institutional Advisory Corp.; Vice President
                                                    (since 1997) and Secretary (since 1998) of
                                                    Nuveen Advisory Corp.; Senior Vice
                                                    President and Secretary (since 1999) of
                                                    Nuveen Senior Loan Asset Management
                                                    Inc., prior thereto, Partner in the law firm
                                                    of Kirkland & Ellis.

Margaret E. Wilson, Senior Vice President, Finance. Senior Vice President, Finance, of The John
                                                    Nuveen Company, Nuveen Investments,
                                                    Nuveen Institutional Advisory Corp. and
                                                    Nuveen Advisory Corp. and Senior Vice
                                                    President and Controller of Nuveen Senior
                                                    Loan Asset Management, Inc.; formerly CFO
                                                    of Sara Lee Corp., Bakery Division.




Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market

Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Floating Rate Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund and Nuveen Quality Preferred Income Fund.

(b)
Name and Principal      Positions and Offices               Positions and Offices
Business Address        with Underwriter                    with Registrant
---------------------------------------------------------------------------------
Timothy R. Schwertfeger Chairman of the Board,              Chairman of the Board
333 West Wacker Drive   Chief Executive Officer             and Trustee
Chicago, IL 60606       and Director

John P. Amboian         President                           None
333 West Wacker Drive
Chicago, IL 60606

William Adams IV        Executive Vice President            None
333 West Wacker Drive
Chicago, IL 60606

Alan G. Berkshire       Senior Vice President and Secretary None
333 West Wacker Drive
Chicago, IL 60606

Robert K. Burke         Vice President                      None
333 West Wacker Drive
Chicago, IL 60606

Peter H. D'Arrigo       Vice President and Treasurer        None
333 West Wacker Drive
Chicago, IL 60606

Stephen D. Foy          Vice President                      Vice President and
333 West Wacker Drive                                       Controller
Chicago, IL 60606

Robert B. Kuppenheimer  Vice President                      None
19900 MacArthur Blvd.
Irvine, CA 92612

Larry W. Martin         Vice President and                  Vice President and
333 West Wacker Drive   Assistant Secretary                 Assistant Secretary
Chicago, IL 60606

Thomas C. Muntz         Vice President                      None
333 West Wacker Drive
Chicago, IL 60606

Paul C. Williams        Vice President                      None
333 West Wacker Drive
Chicago, IL 60606

Allen J. Williamson     Group President                     None
333 West Wacker Drive
Chicago, IL 60606

Margaret E. Wilson      Senior Vice President and           None
333 West Wacker Drive   Corporate Controller
Chicago, IL 60606

Gifford R. Zimmerman    Managing Director and Assistant     Vice President and
333 West Wacker Drive   Secretary                           Secretary
Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.




State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.



Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-16615 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of September, 2002.


                                                 NUVEEN MULTISTATE TRUST IV

                                                      /s/  GIFFORD R. ZIMMERMAN
                                                   -----------------------------
                                                     Gifford R. Zimmerman, Vice
                                                              President

   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                 Title                            Date
       ---------                 -----                            ----
  /S/  STEPHEN D. FOY   Vice President and                 September 27, 2002
-----------------------   Controller (Principal
    Stephen D. Foy        Financial and
                          Accounting Officer)

Timothy R. Schwertfeger Chairman of the Board,  )
                          President and Trustee )
                          (Principal Executive  )
                          Officer)              )
                                                )
                                                )
                                                )
   Robert P. Bremner    Trustee                 )
                                                )
   Lawrence H. Brown    Trustee                 )      /s/  GIFFORD R. ZIMMERMAN
                                                )   By -------------------------
                                                )
 Anne E. Impellizzeri   Trustee                 )         Gifford R. Zimmerman
                                                )           Attorney-in-Fact
                                                )
    Peter R. Sawers     Trustee                 )          September 27, 2002
                                                )
 William J. Schneider   Trustee                 )
                                                )
  Judith M. Stockdale   Trustee                 )



   An original power of attorney authorizing, among others, Gifford R. Zimmerman and Jessica R. Droeger to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                                                 Sequentially
Exhibit                                                                                            Numbered
Number                                          Exhibit                                              Page
------                                          -------                                          ------------

    d.2 Renewal of Investment Management Agreement dated June 5, 2002.

    e.1 Renewal of Distribution Agreement dated July 31, 2002.

     i. Opinion of Morgan Lewis & Bockius LLP.

     j. Consent of PricewaterhouseCoopers LLP, Independent Accountants.

     r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.